UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Tax-Exempt Bond ETF ETF Shares - VTES

U.S. Minimum Volatility ETF ETF Shares - VFMV

U.S. Momentum Factor ETF ETF Shares - VFMO

U.S. Multifactor ETF ETF Shares - VFMF

U.S. Multifactor Fund Admiral™ Shares - VFMFX

U.S. Quality Factor ETF ETF Shares - VFQY

U.S. Value Factor ETF ETF Shares - VFVA

Vanguard Short-Term Tax-Exempt Bond ETF

ETF Shares (VTES) NYSE Arca

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	16.6%
1 to 3 Years	30.8%
3 to 5 Years	26.9%
5 to 10 Years	25.6%
10 to 20 Years	0.1%
20 to 30 Years	-%
Other Assets and Liabilities — Net	-%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$440
Number of Portfolio Holdings	2,195
Portfolio Turnover Rate	9%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV014

Vanguard U.S. Minimum Volatility ETF

ETF Shares (VFMV) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	0.5%
Consumer Discretionary	14.2%
Consumer Staples	11.2%
Energy	5.2%
Financials	8.7%
Health Care	12.6%
Industrials	10.5%
Real Estate	0.3%
Technology	22.0%
Telecommunications	7.7%
Utilities	6.6%
Other Assets and Liabilities — Net	0.5%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$102
Number of Portfolio Holdings	151
Portfolio Turnover Rate	19%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4419

Vanguard U.S. Momentum Factor ETF

ETF Shares (VFMO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	2.5%
Consumer Discretionary	16.4%
Consumer Staples	3.1%
Energy	5.7%
Financials	17.0%
Health Care	13.2%
Industrials	23.8%
Real Estate	0.3%
Technology	15.7%
Telecommunications	1.5%
Utilities	0.3%
Other Assets and Liabilities — Net	0.5%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$581
Number of Portfolio Holdings	619
Portfolio Turnover Rate	43%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4418

Vanguard U.S. Multifactor ETF

ETF Shares (VFMF) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	5.0%
Consumer Discretionary	19.1%
Consumer Staples	4.2%
Energy	12.6%
Financials	23.3%
Health Care	5.3%
Industrials	17.5%
Real Estate	0.3%
Technology	10.6%
Telecommunications	1.6%
Other Assets and Liabilities — Net	0.5%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$269
Number of Portfolio Holdings	467
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4421

Vanguard U.S. Multifactor Fund

Admiral™ Shares (VFMFX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	4.2%
Consumer Discretionary	18.4%
Consumer Staples	3.7%
Energy	12.0%
Financials	23.9%
Health Care	6.0%
Industrials	17.4%
Real Estate	0.5%
Technology	10.8%
Telecommunications	1.6%
Other Assets and Liabilities — Net	1.5%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$119
Number of Portfolio Holdings	440
Portfolio Turnover Rate	28%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR516

Vanguard U.S. Quality Factor ETF

ETF Shares (VFQY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	2.9%
Consumer Discretionary	22.4%
Consumer Staples	5.7%
Energy	2.8%
Financials	11.9%
Health Care	10.5%
Industrials	22.9%
Technology	19.9%
Telecommunications	0.5%
Other Assets and Liabilities — Net	0.5%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$333
Number of Portfolio Holdings	371
Portfolio Turnover Rate	18%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4417

Vanguard U.S. Value Factor ETF

ETF Shares (VFVA) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of May 31, 2024)

Basic Materials	5.2%
Consumer Discretionary	16.7%
Consumer Staples	7.0%
Energy	12.5%
Financials	25.8%
Health Care	8.3%
Industrials	14.1%
Real Estate	0.4%
Technology	5.2%
Telecommunications	4.3%
Other Assets and Liabilities — Net	0.5%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$703
Number of Portfolio Holdings	573
Portfolio Turnover Rate	18%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4416

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard U.S. Factor ETFs
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
U.S. Minimum Volatility ETF	1
U.S. Momentum Factor ETF	12
U.S. Multifactor ETF	29
U.S. Quality Factor ETF	44
U.S. Value Factor ETF	58

U.S. Minimum Volatility ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (0.5%)
	NewMarket Corp.	1,008	539
Consumer Discretionary (14.2%)
	TJX Cos. Inc.	15,422	1,590
	Walmart Inc.	22,866	1,504
	Electronic Arts Inc.	11,182	1,486
	Murphy USA Inc.	3,224	1,415
	McDonald's Corp.	5,117	1,325
*	O'Reilly Automotive Inc.	1,330	1,281
*	Stride Inc.	15,700	1,078
	Marcus Corp.	96,533	1,028
	Laureate Education Inc.	55,512	869
*	Instructure Holdings Inc.	37,241	825
*	AutoZone Inc.	150	415
*	Ollie's Bargain Outlet Holdings Inc.	4,583	378
	Rollins Inc.	6,185	283
*	Grand Canyon Education Inc.	1,906	272
*	Deckers Outdoor Corp.	212	232
*	Atlanta Braves Holdings Inc. Class C	2,752	110
*	Amazon.com Inc.	597	105
*	Atlanta Braves Holdings Inc. Class A	2,421	102
*	Daily Journal Corp.	259	98
*	QuinStreet Inc.	1,903	33
*	Spotify Technology SA	99	29
			14,458
Consumer Staples (11.2%)
	McKesson Corp.	2,717	1,548
	Procter & Gamble Co.	8,744	1,439
	Church & Dwight Co. Inc.	13,032	1,395
	Cencora Inc.	5,951	1,348
	General Mills Inc.	16,374	1,126
	Colgate-Palmolive Co.	11,422	1,062
	Flowers Foods Inc.	22,518	523
	Hershey Co.	2,612	517
	Kellanova	7,259	438
	Mondelez International Inc. Class A	6,241	428
	John B Sanfilippo & Son Inc.	3,552	358
	Coca-Cola Co.	5,077	319
	Altria Group Inc.	6,579	304
	J & J Snack Foods Corp.	1,521	247
	Oil-Dri Corp. of America	1,051	88
	PepsiCo Inc.	363	63
	Reynolds Consumer Products Inc.	2,198	62
	Lancaster Colony Corp.	320	59
	Kimberly-Clark Corp.	143	19
			11,343
Energy (5.2%)
	Exxon Mobil Corp.	12,983	1,522
	Williams Cos. Inc.	23,982	996
*	Gulfport Energy Corp.	5,915	957
	Chevron Corp.	5,195	843
	Diamondback Energy Inc.	2,379	474
	Kinder Morgan Inc.	12,617	246
	Phillips 66	1,074	153
	DTE Midstream LLC	1,508	101
			5,292

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
Financials (8.7%)
	Progressive Corp.	7,211	1,523
	CME Group Inc.	6,396	1,298
	Cboe Global Markets Inc.	7,027	1,216
	Safety Insurance Group Inc.	12,140	939
	White Mountains Insurance Group Ltd.	438	792
	First Financial Corp.	14,002	519
	Travelers Cos. Inc.	2,225	480
	Arthur J Gallagher & Co.	1,738	440
	RLI Corp.	2,688	392
	AMERISAFE Inc.	8,285	363
*	Berkshire Hathaway Inc. Class B	758	314
*	Columbia Financial Inc.	12,000	174
	Donegal Group Inc. Class A	9,604	127
	Chubb Ltd.	347	94
*	Greenlight Capital Re Ltd. Class A	4,452	59
	CNA Financial Corp.	1,023	47
	City Holding Co.	405	41
	Employers Holdings Inc.	921	39
			8,857
Health Care (12.6%)
	Johnson & Johnson	9,870	1,448
	Merck & Co. Inc.	10,982	1,379
	AbbVie Inc.	8,277	1,334
*	Regeneron Pharmaceuticals Inc.	1,271	1,246
	UnitedHealth Group Inc.	2,129	1,055
	HealthStream Inc.	36,797	1,004
	Gilead Sciences Inc.	13,676	879
	Eli Lilly & Co.	1,071	879
	Chemed Corp.	1,584	878
	Cardinal Health Inc.	8,036	798
	Amgen Inc.	2,150	657
*	Prestige Consumer Healthcare Inc.	7,972	513
	Bristol-Myers Squibb Co.	10,595	435
*	Exelixis Inc.	10,973	238
*	Neurocrine Biosciences Inc.	327	44
*	Vertex Pharmaceuticals Inc.	96	44
*	Theravance Biopharma Inc.	2,954	25
			12,856
Industrials (10.5%)
	General Dynamics Corp.	5,203	1,560
*	Kirby Corp.	12,372	1,536
	Lockheed Martin Corp.	3,251	1,529
	Northrop Grumman Corp.	3,078	1,388
*	FTI Consulting Inc.	5,941	1,276
*	OSI Systems Inc.	6,484	932
	Matson Inc.	4,363	559
	Visa Inc. Class A	1,755	478
	Cass Information Systems Inc.	9,781	414
	RTX Corp.	3,445	371
	Ennis Inc.	11,637	245
	Accenture plc Class A	789	223
	Miller Industries Inc.	2,483	151
	AptarGroup Inc.	377	56
			10,718
Real Estate (0.3%)
*	Equity Commonwealth	13,249	256
Technology (22.0%)
	NetApp Inc.	14,659	1,765
	Texas Instruments Inc.	8,788	1,714
*	CommVault Systems Inc.	14,117	1,519
	Roper Technologies Inc.	2,701	1,439
*	Veeco Instruments Inc.	33,645	1,368
	International Business Machines Corp.	7,999	1,335
	Analog Devices Inc.	4,866	1,141
	Amdocs Ltd.	13,840	1,093
	Dolby Laboratories Inc. Class A	12,803	1,037
*	Alphabet Inc. Class A	5,067	874

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
*	Insight Enterprises Inc.	4,425	865
*	Blackbaud Inc.	10,779	840
*	Cirrus Logic Inc.	7,083	812
*	N-Able Inc.	53,764	718
*	Alphabet Inc. Class C	4,007	697
*	Yelp Inc.	17,986	665
	Broadcom Inc.	465	618
	Apple Inc.	3,200	615
	Meta Platforms Inc. Class A	1,261	589
*	CCC Intelligent Solutions Holdings Inc.	45,918	513
	Microsoft Corp.	1,060	440
	NVE Corp.	4,479	347
	Immersion Corp.	30,988	310
	Leidos Holdings Inc.	2,100	309
	Sapiens International Corp. NV	5,350	179
	Applied Materials Inc.	574	124
	HP Inc.	3,188	116
	KLA Corp.	121	92
	PC Connection Inc.	1,297	88
	Lam Research Corp.	84	78
*	Akamai Technologies Inc.	492	45
	Micron Technology Inc.	322	40
			22,385
Telecommunications (7.7%)
	T-Mobile US Inc.	9,840	1,721
	IDT Corp. Class B	39,823	1,614
	Verizon Communications Inc.	36,380	1,497
	Cisco Systems Inc.	29,132	1,354
	InterDigital Inc.	10,342	1,178
	AT&T Inc.	12,069	220
	Spok Holdings Inc.	13,524	206
	Motorola Solutions Inc.	85	31
			7,821
Utilities (6.6%)
	Waste Management Inc.	7,219	1,521
	Republic Services Inc.	7,533	1,395
	Duke Energy Corp.	11,484	1,189
	MGE Energy Inc.	13,519	1,083
	Consolidated Edison Inc.	6,006	568
	Vistra Corp.	4,425	439
	WEC Energy Group Inc.	5,189	421
	DTE Energy Co.	358	42
	CMS Energy Corp.	527	33
			6,691
Total Common Stocks (Cost $88,741)			101,216
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $402)	4,022	402
Total Investments (99.9%) (Cost $89,143)			101,618
Other Assets and Liabilities—Net (0.1%)			146
Net Assets (100%)			101,764
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

U.S. Minimum Volatility ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2024	15	397	8

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $88,741)	101,216
Affiliated Issuers (Cost $402)	402
Total Investments in Securities	101,618
Investment in Vanguard	3
Cash Collateral Pledged—Futures Contracts	24
Receivables for Accrued Income	124
Variation Margin Receivable—Futures Contracts	3
Total Assets	101,772
Liabilities
Payables for Investment Securities Purchased	2
Payables to Vanguard	6
Total Liabilities	8
Net Assets	101,764
At May 31, 2024, net assets consisted of:

Paid-in Capital	96,357
Total Distributable Earnings (Loss)	5,407
Net Assets	101,764

Net Assets
Applicable to 905,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	101,764
Net Asset Value Per Share	$112.45

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends	810
Interest[1]	11
Securities Lending—Net	—
Total Income	821
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7
Management and Administrative	37
Marketing and Distribution	1
Shareholders’ Reports	15
Trustees’ Fees and Expenses	—
Professional Services	6
Total Expenses	66
Net Investment Income	755
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,307
Futures Contracts	43
Realized Net Gain (Loss)	3,350
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	7,072
Futures Contracts	3
Change in Unrealized Appreciation (Depreciation)	7,075
Net Increase (Decrease) in Net Assets Resulting from Operations	11,180
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,559,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	755	2,090
Realized Net Gain (Loss)	3,350	639
Change in Unrealized Appreciation (Depreciation)	7,075	(1,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,180	952
Distributions
Total Distributions	(937)	(2,061)
Capital Share Transactions
Issued	12,228	31,343
Issued in Lieu of Cash Distributions	—	—
Redeemed	(14,100)	(17,629)
Net Increase (Decrease) from Capital Share Transactions	(1,872)	13,714
Total Increase (Decrease)	8,371	12,605
Net Assets
Beginning of Period	93,393	80,788
End of Period	101,764	93,393

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$101.51	$102.91	$100.28	$87.08	$91.10	$81.69
Investment Operations
Net Investment Income[1]	.804	2.373	2.160	1.374	1.779	2.632
Net Realized and Unrealized Gain (Loss) on Investments	11.133	(1.354)	2.231	13.497	(3.776)	8.996
Total from Investment Operations	11.937	1.019	4.391	14.871	(1.997)	11.628
Distributions
Dividends from Net Investment Income	(.997)	(2.419)	(1.761)	(1.671)	(2.023)	(2.218)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.997)	(2.419)	(1.761)	(1.671)	(2.023)	(2.218)
Net Asset Value, End of Period	$112.45	$101.51	$102.91	$100.28	$87.08	$91.10
Total Return	11.81%	1.13%	4.46%	17.22%	-1.99%	14.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102	$93	$81	$47	$57	$91
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.52%	2.40%	2.18%	1.43%	2.14%	3.05%
Portfolio Turnover Rate	19%[3]	26%[3]	32%[3]	46%[3]	83%[3]	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Minimum Volatility ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,143
Gross Unrealized Appreciation	14,553
Gross Unrealized Depreciation	(2,070)
Net Unrealized Appreciation (Depreciation)	12,483
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $10,647,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2024, the fund purchased $28,482,000 of investment securities and sold $18,639,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $11,798,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $346,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	115	315
Issued in Lieu of Cash Distributions	—	—
Redeemed	(130)	(180)
Net Increase (Decrease) in Shares Outstanding	(15)	135

U.S. Minimum Volatility ETF
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, one shareholder was a record or beneficial owner of 41% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (2.5%)
	Steel Dynamics Inc.	9,422	1,261
	Southern Copper Corp.	10,501	1,246
	Boise Cascade Co.	7,672	1,053
	Linde plc	2,134	929
	Reliance Inc.	2,617	787
	Freeport-McMoRan Inc.	14,330	756
*,1	Encore Energy Corp.	147,165	714
	Minerals Technologies Inc.	7,305	634
	Carpenter Technology Corp.	5,650	626
*	Uranium Energy Corp.	87,633	626
	Tronox Holdings plc	30,220	599
*	Cleveland-Cliffs Inc.	34,322	593
*	Century Aluminum Co.	31,749	582
	NewMarket Corp.	1,040	556
	Sylvamo Corp.	7,802	556
	Mueller Industries Inc.	8,796	518
	Koppers Holdings Inc.	10,330	458
*	Coeur Mining Inc.	78,079	449
	Hawkins Inc.	4,908	429
	Olympic Steel Inc.	7,096	370
	Materion Corp.	1,987	227
*	Perimeter Solutions SA	27,211	207
	Kaiser Aluminum Corp.	1,544	151
			14,327
Consumer Discretionary (16.4%)
*	Netflix Inc.	10,255	6,580
*	Uber Technologies Inc.	81,372	5,253
*	Chipotle Mexican Grill Inc.	1,610	5,039
*	Amazon.com Inc.	24,236	4,276
	Costco Wholesale Corp.	3,812	3,087
*	Deckers Outdoor Corp.	2,315	2,532
	PulteGroup Inc.	18,485	2,169
	Lennar Corp. Class A	13,350	2,141
*	Spotify Technology SA	7,122	2,114
	Wingstop Inc.	5,438	2,005
*	SkyWest Inc.	26,685	1,993
	DR Horton Inc.	12,172	1,799
	Toll Brothers Inc.	14,707	1,789
	Hilton Worldwide Holdings Inc.	8,738	1,753
*	DraftKings Inc. Class A	47,596	1,672
	General Motors Co.	36,442	1,640
	Booking Holdings Inc.	432	1,631
	TJX Cos. Inc.	15,485	1,596
*	Royal Caribbean Cruises Ltd.	10,375	1,532
*	Carvana Co.	15,090	1,509
*	NVR Inc.	196	1,505
*	Abercrombie & Fitch Co. Class A	8,470	1,464
	Williams-Sonoma Inc.	4,793	1,405
*	Skechers USA Inc. Class A	18,828	1,345
	Dick's Sporting Goods Inc.	5,413	1,232
	MillerKnoll Inc.	43,736	1,206
*	Stride Inc.	17,249	1,184
	Ralph Lauren Corp.	6,176	1,154
*	e.l.f. Beauty Inc.	5,765	1,078
	Domino's Pizza Inc.	2,059	1,047
*	Sweetgreen Inc. Class A	29,270	900
	Tempur Sealy International Inc.	17,287	888
*	Lyft Inc. Class A	55,934	873
*	Taylor Morrison Home Corp.	14,644	847

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Copart Inc.	15,885	843
	Gap Inc.	29,100	843
*	Adtalem Global Education Inc.	12,726	819
*	Light & Wonder Inc.	8,541	815
*	M/I Homes Inc.	6,449	806
*	G-III Apparel Group Ltd.	26,600	800
	Meritage Homes Corp.	4,499	793
*	Universal Technical Institute Inc.	49,711	786
*	Hovnanian Enterprises Inc. Class A	5,405	777
	Steelcase Inc. Class A	56,864	777
*	Rush Street Interactive Inc.	86,700	776
	Rush Enterprises Inc. Class A	16,305	736
	HNI Corp.	13,848	652
	H&R Block Inc.	12,585	625
*	Dave & Buster's Entertainment Inc.	12,102	618
	Murphy USA Inc.	1,364	598
	Interface Inc.	36,885	594
	Ross Stores Inc.	4,229	591
*	Shake Shack Inc. Class A	5,974	567
	Garmin Ltd.	3,349	549
	American Eagle Outfitters Inc.	24,889	547
*	Sphere Entertainment Co.	14,448	527
	Worthington Enterprises Inc.	9,156	522
	Kontoor Brands Inc.	6,400	469
	Signet Jewelers Ltd.	4,227	463
*	Dream Finders Homes Inc. Class A	15,741	447
*	Green Brick Partners Inc.	8,134	444
	Winmark Corp.	1,210	431
	Laureate Education Inc.	27,254	427
*	Ollie's Bargain Outlet Holdings Inc.	5,115	422
	Perdoceo Education Corp.	18,382	414
*	Duolingo Inc.	2,160	413
*	OneSpaWorld Holdings Ltd.	25,313	394
*	ACV Auctions Inc. Class A	20,720	370
*	QuinStreet Inc.	19,633	346
	PVH Corp.	2,789	335
*	Central Garden & Pet Co.	7,295	317
*	Arlo Technologies Inc.	22,032	313
*	Tri Pointe Homes Inc.	7,823	303
	Caleres Inc.	8,638	300
	Lennar Corp. Class B	1,921	281
	La-Z-Boy Inc.	7,397	278
	Inter Parfums Inc.	2,268	272
	Macy's Inc.	13,976	272
	Steven Madden Ltd.	5,947	264
*	Cooper-Standard Holdings Inc.	17,075	225
	Dillard's Inc. Class A	502	225
	Penske Automotive Group Inc.	1,468	223
*	Kura Sushi USA Inc. Class A	2,110	211
*	Cardlytics Inc.	23,552	206
*	Brinker International Inc.	2,806	198
	Global Industrial Co.	5,735	198
	Century Communities Inc.	2,263	191
	Group 1 Automotive Inc.	589	183
	Upbound Group Inc.	5,510	181
*	U-Haul Holding Co. (XNYS)	2,849	180
*	Urban Outfitters Inc.	4,284	179
*	Grand Canyon Education Inc.	1,246	177
	News Corp. Class A	6,330	172
	Shoe Carnival Inc.	4,492	170
	PROG Holdings Inc.	4,510	170
	Acushnet Holdings Corp.	2,447	161
*	Holley Inc.	34,050	131
*	Beazer Homes USA Inc.	4,156	119
			95,674
Consumer Staples (3.1%)
	McKesson Corp.	7,709	4,391
*	Sprouts Farmers Market Inc.	24,265	1,917
*	Celsius Holdings Inc.	19,299	1,544

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	BellRing Brands Inc.	23,867	1,388
	Cencora Inc.	5,512	1,249
*	Pilgrim's Pride Corp.	32,074	1,152
*	Freshpet Inc.	8,636	1,133
*	Vital Farms Inc.	18,033	746
	Casey's General Stores Inc.	2,092	694
	Coca-Cola Consolidated Inc.	569	558
	Primo Water Corp.	24,653	556
	Andersons Inc.	8,744	458
	Universal Corp.	8,141	390
	Spectrum Brands Holdings Inc.	3,857	346
*	US Foods Holding Corp.	6,069	321
*	Performance Food Group Co.	4,039	281
	WD-40 Co.	1,252	281
	Turning Point Brands Inc.	7,030	231
*	Vita Coco Co. Inc.	7,542	220
			17,856
Energy (5.7%)
	Marathon Petroleum Corp.	23,818	4,207
	Phillips 66	29,315	4,166
	Diamondback Energy Inc.	11,129	2,218
	Archrock Inc.	105,895	2,143
*	Gulfport Energy Corp.	10,951	1,772
*	Weatherford International plc	14,588	1,756
	Liberty Energy Inc.	62,940	1,554
	SM Energy Co.	27,753	1,400
	TechnipFMC plc	49,484	1,296
*	Helix Energy Solutions Group Inc.	100,645	1,158
	Targa Resources Corp.	9,411	1,113
*	Tidewater Inc.	10,642	1,100
	Permian resources Corp.	63,892	1,047
*	Newpark Resources Inc.	102,807	872
	Alpha Metallurgical Resources Inc.	2,668	842
	Valero Energy Corp.	5,335	838
	Warrior Met Coal Inc.	11,415	781
*	REX American Resources Corp.	12,669	633
	Ramaco Resources Inc. Class A	44,551	630
	VAALCO Energy Inc.	93,326	595
*	Oceaneering International Inc.	23,584	559
	Antero Midstream Corp.	36,518	535
	Arcosa Inc.	3,485	306
	PBF Energy Inc. Class A	6,247	289
*	Par Pacific Holdings Inc.	7,941	216
	Arch Resources Inc.	1,243	216
	SunCoke Energy Inc.	20,095	212
*	CNX Resources Corp.	7,799	205
	Chord Energy Corp.	1,020	189
*	Centrus Energy Corp. Class A	3,289	163
			33,011
Financials (17.0%)
	KKR & Co. Inc.	59,976	6,168
	Wells Fargo & Co.	95,335	5,712
	Progressive Corp.	25,551	5,396
	Apollo Global Management Inc.	45,167	5,247
	Citigroup Inc.	80,089	4,990
	JPMorgan Chase & Co.	10,953	2,219
*	NU Holdings Ltd. Class A	184,520	2,192
	Assured Guaranty Ltd.	27,125	2,108
	American International Group Inc.	26,521	2,090
	Fifth Third Bancorp	55,865	2,090
	KeyCorp	134,736	1,936
	Popular Inc.	20,333	1,810
*	Customers Bancorp Inc.	34,901	1,581
	First Citizens BancShares Inc. Class A	889	1,510
*	Oscar Health Inc. Class A	74,410	1,485
	Corebridge Financial Inc.	47,162	1,376
	Allstate Corp.	7,926	1,328
	First Horizon Corp.	83,639	1,325
	OneMain Holdings Inc.	26,261	1,290

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Stewart Information Services Corp.	20,323	1,287
	First BanCorp (XNYS)	72,250	1,281
	East West Bancorp Inc.	16,499	1,224
	Victory Capital Holdings Inc. Class A	23,331	1,214
*	Robinhood Markets Inc. Class A	57,745	1,207
	TPG Inc.	27,034	1,133
	Assurant Inc.	6,502	1,128
	Jackson Financial Inc. Class A	14,576	1,108
	Evercore Inc. Class A	5,373	1,090
*	Coinbase Global Inc. Class A	4,734	1,070
	Fulton Financial Corp.	63,208	1,064
*	Mr Cooper Group Inc.	12,528	1,045
	Ares Management Corp. Class A	7,269	1,019
	Arthur J Gallagher & Co.	4,024	1,019
	Mercury General Corp.	17,850	997
	SLM Corp.	46,364	995
*	Skyward Specialty Insurance Group Inc.	26,317	982
*	Arch Capital Group Ltd.	9,558	981
	Blue Owl Capital Inc.	51,985	935
	Cadence Bank	32,543	929
	Associated Banc-Corp.	42,430	909
	Blackstone Inc.	7,522	906
	Charles Schwab Corp.	12,012	880
	BGC Group Inc. Class A	90,975	789
	Interactive Brokers Group Inc. Class A	6,196	779
*	LendingTree Inc.	17,659	759
*	American Coastal Insurance Corp. Class C	61,536	726
	OFG Bancorp	17,777	661
	Perella Weinberg Partners	42,685	659
	BankUnited Inc.	22,813	654
	Primerica Inc.	2,832	640
	Old Republic International Corp.	19,740	627
	W R Berkley Corp.	7,697	624
	MGIC Investment Corp.	29,657	623
	Federal Agricultural Mortgage Corp. Class C	3,426	598
	HCI Group Inc.	6,049	580
*	Marathon Digital Holdings Inc.	28,840	563
*	SiriusPoint Ltd.	41,927	551
	UWM Holdings Corp.	74,584	550
*	Genworth Financial Inc. Class A	86,621	545
	Ameris Bancorp	10,546	527
	F&G Annuities & Life Inc.	13,001	525
	Ally Financial Inc.	12,713	495
	Bank of Hawaii Corp.	8,388	484
	Reinsurance Group of America Inc.	2,019	424
	Jefferies Financial Group Inc.	9,079	422
	Brown & Brown Inc.	4,614	413
	Radian Group Inc.	12,966	405
	Aflac Inc.	4,455	400
	City Holding Co.	3,859	394
*	Rocket Cos. Inc. Class A	26,780	372
	Cboe Global Markets Inc.	2,082	360
	Amalgamated Financial Corp.	14,184	359
	Universal Insurance Holdings Inc.	17,987	355
	Virtu Financial Inc. Class A	15,862	349
	Wintrust Financial Corp.	3,099	306
	FirstCash Holdings Inc.	2,584	305
*	Triumph Financial Inc.	3,941	293
	Pathward Financial Inc.	5,190	277
	Fidelity National Financial Inc.	5,487	276
	Enact Holdings Inc.	8,876	273
	StepStone Group Inc. Class A	6,256	269
	Bank of NT Butterfield & Son Ltd.	7,843	267
	Park National Corp.	1,917	264
	Trustmark Corp.	9,061	264
	Preferred Bank	3,351	250
	International Bancshares Corp.	4,129	235
	MBIA Inc.	39,609	224
	Banco Latinoamericano de Comercio Exterior SA Class E	7,214	216
*	Axos Financial Inc.	3,967	214

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Live Oak Bancshares Inc.	5,294	183
*	NMI Holdings Inc. Class A	5,105	169
	Merchants Bancorp	3,934	158
	PennyMac Financial Services Inc.	1,741	158
	Kemper Corp.	2,504	150
*	World Acceptance Corp.	1,118	144
*	Palomar Holdings Inc.	1,574	134
	FB Financial Corp.	3,161	117
	Central Pacific Financial Corp.	5,645	114
	Western Alliance Bancorp	1,801	114
	Premier Financial Corp.	5,693	112
*	Goosehead Insurance Inc. Class A	1,728	111
			99,065
Health Care (13.2%)
	Eli Lilly & Co.	8,504	6,976
*	Boston Scientific Corp.	40,984	3,097
*,2	Summit Therapeutics Inc. (XNMS)	302,631	2,628
*	Blueprint Medicines Corp.	14,121	1,491
*	DaVita Inc.	8,468	1,246
*	Viking Therapeutics Inc.	19,445	1,211
*	Vaxcyte Inc.	16,630	1,169
*	Insmed Inc.	20,596	1,134
*	Glaukos Corp.	9,807	1,105
*	Vertex Pharmaceuticals Inc.	2,405	1,095
*	Cytokinetics Inc.	22,269	1,080
*	Janux Therapeutics Inc.	19,778	1,058
*	Medpace Holdings Inc.	2,715	1,049
*	Natera Inc.	9,604	1,023
*	Brookdale Senior Living Inc.	145,535	977
*	Vera Therapeutics Inc.	25,670	975
*	ADMA Biologics Inc.	100,341	958
*	Innoviva Inc.	57,788	912
*,1	ImmunityBio Inc.	139,370	895
*	Crinetics Pharmaceuticals Inc.	19,478	865
*	RxSight Inc.	14,535	850
*	HealthEquity Inc.	10,374	847
*	Amneal Pharmaceuticals Inc.	123,958	828
*	REVOLUTION Medicines Inc.	20,758	796
*	EyePoint Pharmaceuticals Inc.	73,355	786
*	ALX Oncology Holdings Inc.	73,541	782
*	Liquidia Corp.	60,431	778
*	Dyne Therapeutics Inc.	24,153	770
*	Longboard Pharmaceuticals Inc.	40,322	761
	National HealthCare Corp.	7,071	748
	Cardinal Health Inc.	7,521	747
*	Edgewise Therapeutics Inc.	43,376	743
*	Altimmune Inc.	98,600	741
*	Tarsus Pharmaceuticals Inc.	22,494	741
*	Cullinan Therapeutics Inc.	31,411	738
*	Tenet Healthcare Corp.	5,407	731
*	Heron Therapeutics Inc.	193,391	716
*	Nkarta Inc.	105,187	714
*	Nuvalent Inc. Class A	10,650	699
*	Zimvie Inc.	41,912	698
*	Collegium Pharmaceutical Inc.	20,681	685
*	Avidity Biosciences Inc.	25,073	673
*	Scholar Rock Holding Corp.	71,404	671
*	Ardelyx Inc.	97,609	670
	Ensign Group Inc.	5,446	660
*	Y-mAbs Therapeutics Inc.	54,461	659
*	ORIC Pharmaceuticals Inc.	72,033	648
	Encompass Health Corp.	7,468	645
*	AnaptysBio Inc.	26,605	637
*	Annexon Inc.	130,050	628
*	Evolus Inc.	48,522	627
*	Arcellx Inc.	11,731	610
*	Integer Holdings Corp.	4,982	604
*	Humacyte Inc.	79,648	596
*	Elanco Animal Health Inc. (XNYS)	33,244	588

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	ANI Pharmaceuticals Inc.	8,832	573
*	Krystal Biotech Inc.	3,574	572
*	Ideaya Biosciences Inc.	15,580	569
*	Rhythm Pharmaceuticals Inc.	15,876	566
*	Iovance Biotherapeutics Inc.	61,496	546
*	PROCEPT BioRobotics Corp.	8,130	540
*	Twist Bioscience Corp.	12,848	538
*	Bridgebio Pharma Inc.	19,188	537
*	Sana Biotechnology Inc.	70,780	531
*	Biohaven Ltd.	14,905	523
*	Neurocrine Biosciences Inc.	3,775	511
*	PetIQ Inc.	24,542	510
*	SpringWorks Therapeutics Inc.	12,082	501
*	Artivion Inc.	21,141	499
*	Kura Oncology Inc.	24,003	495
*	Day One Biopharmaceuticals Inc.	37,211	494
*	Protagonist Therapeutics Inc.	17,469	492
*	KalVista Pharmaceuticals Inc.	41,650	486
*	Tandem Diabetes Care Inc.	9,346	479
*	RadNet Inc.	8,070	473
*	Tango Therapeutics Inc.	68,146	472
*	TransMedics Group Inc.	3,426	467
*	Keros Therapeutics Inc.	9,873	463
*	Nurix Therapeutics Inc.	29,416	463
	SIGA Technologies Inc.	58,929	441
*	Immunovant Inc.	16,992	431
*	Kiniksa Pharmaceuticals Ltd. Class A	21,700	413
*	ARS Pharmaceuticals Inc.	45,261	402
*	Geron Corp. (XNGS)	112,420	399
*	MiMedx Group Inc.	54,975	393
*	Arcturus Therapeutics Holdings Inc.	9,793	380
*	Roivant Sciences Ltd.	35,181	365
*	Agios Pharmaceuticals Inc.	9,881	359
*	Savara Inc.	87,136	356
*	UFP Technologies Inc.	1,351	352
*	Castle Biosciences Inc.	14,191	330
*	Ocular Therapeutix Inc.	57,775	329
*	Olema Pharmaceuticals Inc.	33,427	324
*	4D Molecular Therapeutics Inc.	13,185	316
*	Vericel Corp.	6,150	293
*	Mersana Therapeutics Inc.	123,775	288
*	Xeris Biopharma Holdings Inc.	118,779	268
*	Inozyme Pharma Inc.	53,040	256
*	CorVel Corp.	981	235
*	Hims & Hers Health Inc.	12,103	235
*	Pennant Group Inc.	9,747	229
*	Exelixis Inc.	10,323	224
*	Arvinas Inc.	6,619	219
*	UroGen Pharma Ltd.	14,756	196
*	Zymeworks Inc.	15,731	133
*	CorMedix Inc.	23,929	126
*	Lexicon Pharmaceuticals Inc.	66,588	113
*	Quanterix Corp.	6,812	109
			76,573
Industrials (23.8%)
	General Electric Co.	40,734	6,727
	Eaton Corp. plc	16,257	5,411
	PACCAR Inc.	45,269	4,866
	TransDigm Group Inc.	3,322	4,462
	Trane Technologies plc	13,142	4,303
	Parker-Hannifin Corp.	6,056	3,219
	FTAI Aviation Ltd.	35,644	3,005
	EMCOR Group Inc.	7,184	2,792
	American Express Co.	11,567	2,776
	Armstrong World Industries Inc.	19,362	2,242
*	Core & Main Inc. Class A	36,317	2,090
	Caterpillar Inc.	5,994	2,029
	Allison Transmission Holdings Inc.	26,587	2,016
	Comfort Systems USA Inc.	6,041	1,977

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Installed Building Products Inc.	8,354	1,770
*	Blue Bird Corp.	28,064	1,600
*	Aspen Aerogels Inc.	52,750	1,578
	Sherwin-Williams Co.	4,981	1,513
*	XPO Inc.	14,125	1,511
*	AZEK Co. Inc.	30,915	1,483
*	SPX Technologies Inc.	10,524	1,467
	United Rentals Inc.	2,164	1,449
	Westinghouse Air Brake Technologies Corp.	8,542	1,446
	SFL Corp. Ltd.	99,794	1,428
	Powell Industries Inc.	7,851	1,412
	Teekay Tankers Ltd. Class A	19,274	1,404
	Crane Co.	9,288	1,385
	AZZ Inc.	16,338	1,370
	Simpson Manufacturing Co. Inc.	8,235	1,366
*	IES Holdings Inc.	8,704	1,327
	REV Group Inc.	47,621	1,305
	Griffon Corp.	19,223	1,298
	International Seaways Inc.	19,631	1,265
*	Saia Inc.	3,077	1,260
*	Builders FirstSource Inc.	7,743	1,245
	Carlisle Cos. Inc.	2,861	1,197
	DHT Holdings Inc.	93,779	1,135
*	Limbach Holdings Inc.	18,555	1,059
	Esab Corp.	9,966	1,025
	WW Grainger Inc.	1,109	1,022
*	Fair Isaac Corp.	784	1,011
	Dorian LPG Ltd.	19,374	980
	nVent Electric plc	12,036	979
*	Masterbrand Inc.	57,354	958
	CSW Industrials Inc.	3,759	956
*	Modine Manufacturing Co.	9,460	955
	Moog Inc. Class A	5,622	953
	Owens Corning	5,239	949
	Applied Industrial Technologies Inc.	4,866	939
	Advanced Drainage Systems Inc.	5,383	934
*	TopBuild Corp.	2,215	926
	Nordic American Tankers Ltd.	222,886	923
	Crane NXT Co.	14,302	904
*	Axon Enterprise Inc.	3,190	898
	Carrier Global Corp.	14,120	892
*	Tutor Perini Corp.	39,902	880
*	API Group Corp.	24,687	880
*	Sterling Infrastructure Inc.	7,107	873
	Pactiv Evergreen Inc.	69,691	861
*	AeroVironment Inc.	4,164	842
	Acuity Brands Inc.	3,227	838
	Eagle Materials Inc.	3,559	827
*	Construction Partners Inc. Class A	13,925	811
*	Affirm Holdings Inc.	27,461	804
*	Trex Co. Inc.	9,291	803
	Hubbell Inc.	2,057	800
	FTAI Infrastructure Inc.	92,245	789
	Curtiss-Wright Corp.	2,775	785
	Primoris Services Corp.	13,623	746
	Tennant Co.	7,190	738
	Cadre Holdings Inc.	22,442	737
*	ATI Inc.	11,876	728
	Vontier Corp.	18,184	727
*	BrightView Holdings Inc.	52,598	726
*	CoreCivic Inc.	44,275	711
*	American Woodmark Corp.	8,219	708
	Genco Shipping & Trading Ltd.	31,389	707
	Lennox International Inc.	1,405	706
	Hyster-Yale Materials Handling Inc.	9,588	696
*	Atmus Filtration Technologies Inc.	21,498	663
	Matson Inc.	5,067	650
*	CBIZ Inc.	8,508	645
*	Cimpress plc	7,805	644
	Golden Ocean Group Ltd.	44,767	644

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Woodward Inc.	3,442	642
	Greenbrier Cos. Inc.	11,539	638
	Scorpio Tankers Inc.	7,685	631
*	Huron Consulting Group Inc.	7,040	622
	Enpro Inc.	3,966	608
	Booz Allen Hamilton Holding Corp.	3,937	599
*	Teekay Corp.	60,990	597
*	Fiserv Inc.	3,924	588
	MSA Safety Inc.	3,185	573
	Quanta Services Inc.	1,991	549
	Watsco Inc.	1,138	540
*	Aurora Innovation Inc.	212,315	507
	Pentair plc	6,163	502
	Standex International Corp.	2,863	482
*	CECO Environmental Corp.	19,121	479
	H&E Equipment Services Inc.	9,802	464
	Patrick Industries Inc.	3,988	457
	VSE Corp.	4,990	408
	ICF International Inc.	2,798	399
*	Corpay Inc.	1,420	380
*	GMS Inc.	4,037	379
	Watts Water Technologies Inc. Class A	1,833	365
	Covenant Logistics Group Inc.	7,400	352
*	AAR Corp.	4,739	336
*	JELD-WEN Holding Inc.	20,839	323
	Federal Signal Corp.	3,468	319
*	Leonardo DRS Inc.	13,073	308
	CRA International Inc.	1,742	307
	A O Smith Corp.	3,452	289
	Ball Corp.	3,898	271
*	Kratos Defense & Security Solutions Inc.	12,428	270
*	OSI Systems Inc.	1,773	255
*	Triumph Group Inc.	17,639	249
	Costamare Inc.	14,246	228
*	Thermon Group Holdings Inc.	6,718	227
*	Gibraltar Industries Inc.	2,976	225
*	Ranpak Holdings Corp.	35,522	222
*	DXP Enterprises Inc.	4,423	220
*	Donnelley Financial Solutions Inc.	3,517	214
*	Hudson Technologies Inc.	23,528	210
*	StoneCo. Ltd. Class A	15,159	210
	Safe Bulkers Inc.	36,773	208
	Ardagh Metal Packaging SA	50,105	198
*	Mirion Technologies Inc.	17,632	191
	Enerpac Tool Group Corp.	4,525	178
*	MYR Group Inc.	1,100	171
	LSI Industries Inc.	10,367	165
	Trinity Industries Inc.	5,150	162
*	AvidXchange Holdings Inc.	13,927	147
*	Itron Inc.	1,354	146
	Ardmore Shipping Corp.	6,494	146
*	PagSeguro Digital Ltd. Class A	11,805	145
*	Astronics Corp.	6,646	137
*	Kirby Corp.	964	120
	Argan Inc.	1,625	115
	AAON Inc.	1,526	114
	United States Lime & Minerals Inc.	328	112
*	Gates Industrial Corp. plc	6,431	112
			138,372
Real Estate (0.3%)
*	GEO Group Inc.	43,252	629
*	Forestar Group Inc.	16,980	577
	St. Joe Co.	6,680	378
	Newmark Group Inc. Class A	25,252	263
			1,847
Technology (15.7%)
	NVIDIA Corp.	7,205	7,899
	Broadcom Inc.	4,978	6,614
	Meta Platforms Inc. Class A	13,513	6,308

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Crowdstrike Holdings Inc. Class A	16,561	5,195
	Micron Technology Inc.	38,478	4,810
	KLA Corp.	5,900	4,481
	Lam Research Corp.	4,522	4,216
	Amphenol Corp. Class A	25,427	3,366
	Applied Materials Inc.	14,274	3,070
	Vertiv Holdings Co. Class A	21,289	2,088
	Salesforce Inc.	7,797	1,828
	QUALCOMM Inc.	8,814	1,799
*	AppLovin Corp. Class A	22,072	1,798
*	Onto Innovation Inc.	7,996	1,733
*	Fabrinet	6,905	1,654
*	MicroStrategy Inc. Class A	1,037	1,581
*	Super Micro Computer Inc.	1,968	1,544
	Microsoft Corp.	3,256	1,352
*	Nutanix Inc. Class A	23,411	1,295
*	ServiceNow Inc.	1,906	1,252
*	Western Digital Corp.	15,759	1,187
*	Insight Enterprises Inc.	5,760	1,126
	Leidos Holdings Inc.	7,234	1,064
*	Cadence Design Systems Inc.	3,698	1,059
	International Business Machines Corp.	6,301	1,051
*	Elastic NV	10,103	1,051
*	Guidewire Software Inc.	7,518	856
*	Cleanspark Inc.	48,849	785
*	Parsons Corp.	10,242	780
*	EverQuote Inc. Class A	32,484	776
*	HubSpot Inc.	1,255	767
*	Kyndryl Holdings Inc.	25,478	678
*	Mediaalpha Inc. Class A	36,427	648
*,1	SoundHound AI Inc. Class A	127,209	642
*	Semtech Corp.	16,454	640
*	AvePoint Inc.	66,579	601
*	Cipher Mining Inc.	158,447	588
*	Couchbase Inc.	25,848	586
*	NextNav Inc.	72,139	570
*	DoorDash Inc. Class A	4,687	516
	Jabil Inc.	4,276	508
*	Terawulf Inc.	231,201	504
*	Palantir Technologies Inc. Class A	23,208	503
*	ACM Research Inc. Class A	20,722	448
*	Bandwidth Inc. Class A	21,085	424
*	Alkami Technology Inc.	15,387	422
*	Pinterest Inc. Class A	9,743	404
*	Veeco Instruments Inc.	9,884	402
*	Pure Storage Inc. Class A	6,489	391
*	Appfolio Inc. Class A	1,692	386
*	PTC Inc.	2,045	360
*	Grindr Inc.	37,418	355
*	Weave Communications Inc.	39,217	339
*	Innodata Inc.	26,182	330
	Monolithic Power Systems Inc.	436	321
*	MACOM Technology Solutions Holdings Inc.	3,053	309
*	Gartner Inc.	732	307
*	Advanced Micro Devices Inc.	1,793	299
*	Agilysys Inc.	3,036	290
	Intuit Inc.	483	278
*	Xometry Inc. Class A	18,144	278
	Adeia Inc.	20,601	244
*	Altair Engineering Inc. Class A	2,778	243
	CTS Corp.	4,536	240
*	Impinj Inc.	1,446	237
*	Varonis Systems Inc.	5,276	227
*	Credo Technology Group Holding Ltd.	8,322	217
*	PAR Technology Corp.	4,789	214
*	Synopsys Inc.	382	214
*	SEMrush Holdings Inc. Class A	13,938	213
*	LiveRamp Holdings Inc.	6,370	199
*	Daktronics Inc.	17,064	190
*	ScanSource Inc.	3,286	156

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Mitek Systems Inc.	12,191	153
*	Zeta Global Holdings Corp. Class A	8,001	131
	Sapiens International Corp. NV	3,831	128
*	CACI International Inc. Class A	288	122
	Benchmark Electronics Inc.	2,660	115
*	Digimarc Corp.	4,182	112
*	Datadog Inc. Class A	922	102
			91,169
Telecommunications (1.5%)
*	Arista Networks Inc.	22,313	6,641
*	Frontier Communications Parent Inc.	27,319	728
	Telephone and Data Systems Inc.	31,860	634
	Bel Fuse Inc. Class B	7,858	536
	Spok Holdings Inc.	18,003	274
	IDT Corp. Class B	2,859	116
	Cogent Communications Holdings Inc.	1,896	112
			9,041
Utilities (0.3%)
*	Clean Harbors Inc.	4,468	968
	Aris Water Solutions Inc. Class A	22,894	352
*	Enviri Corp.	39,224	347
			1,667
Total Common Stocks (Cost $459,871)			578,602
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.397% (Cost $1,683)	16,834	1,683
Total Investments (99.8%) (Cost $461,554)			580,285
Other Assets and Liabilities—Net (0.2%)			873
Net Assets (100%)			581,158
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,586,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,667,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	7	1,853	12
Micro E-mini S&P 500 Index	June 2024	6	159	4
				16

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $459,871)	578,602
Affiliated Issuers (Cost $1,683)	1,683
Total Investments in Securities	580,285
Investment in Vanguard	15
Cash	1,713
Cash Collateral Pledged—Futures Contracts	96
Receivables for Investment Securities Sold	356
Receivables for Accrued Income	384
Receivables for Capital Shares Issued	12,732
Variation Margin Receivable—Futures Contracts	16
Total Assets	595,597
Liabilities
Payables for Investment Securities Purchased	12,740
Collateral for Securities on Loan	1,667
Payables to Vanguard	32
Total Liabilities	14,439
Net Assets	581,158
1 Includes $1,586,000 of securities on loan.
At May 31, 2024, net assets consisted of:

Paid-in Capital	507,309
Total Distributable Earnings (Loss)	73,849
Net Assets	581,158

Net Assets
Applicable to 3,880,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	581,158
Net Asset Value Per Share	$149.78

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends[1]	1,747
Interest[2]	49
Securities Lending—Net	126
Total Income	1,922
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative	185
Marketing and Distribution	12
Custodian Fees	1
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	289
Net Investment Income	1,633
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	6,891
Futures Contracts	165
Realized Net Gain (Loss)	7,056
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	78,255
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	78,255
Net Increase (Decrease) in Net Assets Resulting from Operations	86,944
1	Dividends are net of foreign withholding taxes of $2,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $47,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,980,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,633	3,270
Realized Net Gain (Loss)	7,056	(5,064)
Change in Unrealized Appreciation (Depreciation)	78,255	3,311
Net Increase (Decrease) in Net Assets Resulting from Operations	86,944	1,517
Distributions
Total Distributions	(1,540)	(3,438)
Capital Share Transactions
Issued	171,459	189,620
Issued in Lieu of Cash Distributions	—	—
Redeemed	(9,542)	(137,717)
Net Increase (Decrease) from Capital Share Transactions	161,917	51,903
Total Increase (Decrease)	247,321	49,982
Net Assets
Beginning of Period	333,837	283,855
End of Period	581,158	333,837

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$120.30	$121.83	$132.12	$106.33	$85.18	$76.73
Investment Operations
Net Investment Income[1]	.518	1.232	2.072	1.227	.552	.985
Net Realized and Unrealized Gain (Loss) on Investments	29.494	(1.405)	(10.460)	25.325	21.279	8.336
Total from Investment Operations	30.012	(.173)	(8.388)	26.552	21.831	9.321
Distributions
Dividends from Net Investment Income	(.532)	(1.357)	(1.902)	(.762)	(.681)	(.871)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.532)	(1.357)	(1.902)	(.762)	(.681)	(.871)
Net Asset Value, End of Period	$149.78	$120.30	$121.83	$132.12	$106.33	$85.18
Total Return	24.99%	-0.06%	-6.27%	25.01%	25.91%	12.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$581	$334	$284	$191	$58	$32
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.69%	1.07%	1.76%	0.95%	0.62%	1.24%
Portfolio Turnover Rate	43%[3]	73%[3]	88%[3]	103%[3]	115%[3]	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Momentum Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $15,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	575,974	—	2,628	578,602
Temporary Cash Investments	1,683	—	—	1,683
Total	577,657	—	2,628	580,285
Derivative Financial Instruments
Assets
Futures Contracts[1]	16	—	—	16
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	461,650
Gross Unrealized Appreciation	125,284
Gross Unrealized Depreciation	(6,633)
Net Unrealized Appreciation (Depreciation)	118,651
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $52,731,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2024, the fund purchased $361,029,000 of investment securities and sold $190,327,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $9,564,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $6,046,000 and sales were $6,228,000, resulting in net realized loss of $631,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Momentum Factor ETF
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	1,180	1,615
Issued in Lieu of Cash Distributions	—	—
Redeemed	(75)	(1,170)
Net Increase (Decrease) in Shares Outstanding	1,105	445
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, one shareholder was a record or beneficial owner of 48% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (5.0%)
	Mueller Industries Inc.	43,995	2,592
	Nucor Corp.	12,437	2,100
	Boise Cascade Co.	11,246	1,544
	UFP Industries Inc.	8,300	992
*	Cleveland-Cliffs Inc.	40,404	698
	Olympic Steel Inc.	11,373	593
	Steel Dynamics Inc.	4,397	589
	Reliance Inc.	1,734	522
*	Clearwater Paper Corp.	9,172	487
	CF Industries Holdings Inc.	5,461	436
	Commercial Metals Co.	7,748	436
	Olin Corp.	8,034	432
	Hawkins Inc.	4,458	389
*	Constellium SE	16,366	355
	Westlake Corp.	2,156	346
*	Metallus Inc.	13,593	326
	LyondellBasell Industries NV Class A	3,132	311
	Cabot Corp.	1,507	154
			13,302
Consumer Discretionary (19.1%)
	Booking Holdings Inc.	598	2,258
	PulteGroup Inc.	18,091	2,122
*	Taylor Morrison Home Corp.	29,510	1,707
	PVH Corp.	11,380	1,366
	Walmart Inc.	19,514	1,283
	Target Corp.	7,962	1,243
	Signet Jewelers Ltd.	11,105	1,216
	Macy's Inc.	62,194	1,212
	Costco Wholesale Corp.	1,455	1,178
*	G-III Apparel Group Ltd.	39,197	1,178
	H&R Block Inc.	23,384	1,161
*	AutoZone Inc.	405	1,122
	TJX Cos. Inc.	10,443	1,077
	News Corp. Class B	37,822	1,054
	Steelcase Inc. Class A	69,601	951
	Perdoceo Education Corp.	40,271	906
*	Lululemon Athletica Inc.	2,772	865
*	Skechers USA Inc. Class A	11,528	823
*	Brinker International Inc.	11,465	810
	Williams-Sonoma Inc.	2,659	780
	MillerKnoll Inc.	27,634	762
	Academy Sports & Outdoors Inc.	12,403	716
	Meritage Homes Corp.	3,867	682
	Bath & Body Works Inc.	12,863	668
*	Central Garden & Pet Co. Class A	16,805	628
*	M/I Homes Inc.	4,959	619
	General Motors Co.	13,733	618
	Caleres Inc.	17,736	615
	DR Horton Inc.	3,970	587
	Toll Brothers Inc.	4,821	586
	Thor Industries Inc.	5,759	572
	Ralph Lauren Corp.	2,856	534
*	American Airlines Group Inc.	46,024	529
	Dick's Sporting Goods Inc.	2,285	520
	Gap Inc.	17,585	509
*	SkyWest Inc.	6,647	496
	Lennar Corp. Class B	3,324	486
*	Cavco Industries Inc.	1,355	484
*	Adtalem Global Education Inc.	7,392	476

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Scholastic Corp.	13,132	476
	Interface Inc.	27,616	445
	Travel & Leisure Co.	9,816	431
	American Eagle Outfitters Inc.	18,939	416
*	NVR Inc.	53	407
*	Urban Outfitters Inc.	9,518	397
	KB Home	5,602	395
	Kontoor Brands Inc.	5,384	395
*	AutoNation Inc.	2,308	393
	Tapestry Inc.	8,948	389
	Murphy USA Inc.	863	379
	Ethan Allen Interiors Inc.	12,906	376
*	YETI Holdings Inc.	9,157	373
*	ODP Corp.	9,392	368
*	1-800-Flowers.com Inc. Class A	37,089	359
*	Tri Pointe Homes Inc.	8,713	337
	Build-A-Bear Workshop Inc.	12,324	334
	Oxford Industries Inc.	3,000	332
*	Expedia Group Inc.	2,625	296
*	Royal Caribbean Cruises Ltd.	1,996	295
*	Malibu Boats Inc. Class A	7,616	293
	Genuine Parts Co.	2,022	291
	Winnebago Industries Inc.	4,689	291
	Nexstar Media Group Inc.	1,684	279
	Upbound Group Inc.	8,204	269
*	Stride Inc.	3,494	240
	Worthington Enterprises Inc.	4,042	231
	Haverty Furniture Cos. Inc.	7,627	217
	Guess? Inc.	9,174	213
	Nordstrom Inc.	9,602	212
	Movado Group Inc.	7,828	207
	PriceSmart Inc.	2,451	206
*	American Axle & Manufacturing Holdings Inc.	26,029	199
	Aaron's Co. Inc.	23,361	198
	La-Z-Boy Inc.	5,153	193
*	Green Brick Partners Inc.	3,432	187
	Lennar Corp. Class A	1,146	184
	Kohl's Corp.	8,091	181
	BorgWarner Inc. (XNYS)	4,975	177
*	Amazon.com Inc.	998	176
*	Under Armour Inc. Class C	24,825	173
*	Deckers Outdoor Corp.	156	171
	eBay Inc.	3,059	166
*	Grand Canyon Education Inc.	1,165	166
*	Hanesbrands Inc.	30,907	158
*	Helen of Troy Ltd.	1,471	157
	Designer Brands Inc. Class A	14,498	146
	VF Corp.	10,889	145
	Best Buy Co. Inc.	1,622	138
*	Liquidity Services Inc.	7,007	137
	Sinclair Inc.	9,628	137
	Lowe's Cos. Inc.	596	132
	Buckle Inc.	3,267	126
	Shoe Carnival Inc.	3,332	126
*	MasterCraft Boat Holdings Inc.	5,769	122
	Dillard's Inc. Class A	265	119
	Acushnet Holdings Corp.	1,715	113
	Steven Madden Ltd.	2,551	113
	Ross Stores Inc.	812	113
	HNI Corp.	2,373	112
*	Dream Finders Homes Inc. Class A	3,676	104
	Jack in the Box Inc.	1,817	101
	Monarch Casino & Resort Inc.	1,484	99
	Strategic Education Inc.	870	99
	A-Mark Precious Metals Inc.	2,475	94
*	Thryv Holdings Inc.	3,969	84
*	Ulta Beauty Inc.	199	79
*	Hovnanian Enterprises Inc. Class A	519	75
	Standard Motor Products Inc.	2,440	75
*	United Parks & Resorts Inc.	1,296	68

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Boyd Gaming Corp.	1,228	65
	Group 1 Automotive Inc.	198	62
	Tempur Sealy International Inc.	958	49
*	O'Reilly Automotive Inc.	27	26
			51,286
Consumer Staples (4.2%)
	McKesson Corp.	3,979	2,267
	Kroger Co.	39,148	2,050
	Andersons Inc.	19,874	1,040
	Kimberly-Clark Corp.	6,296	839
	Bunge Global SA	4,918	529
	Cencora Inc.	2,280	517
	Ingles Markets Inc. Class A	7,063	517
	Vector Group Ltd.	46,898	515
	Cal-Maine Foods Inc.	7,442	459
	Weis Markets Inc.	6,670	437
*	Performance Food Group Co.	5,517	384
	Molson Coors Beverage Co. Class B	6,043	331
	SpartanNash Co.	13,948	274
	Coca-Cola Consolidated Inc.	256	251
	ACCO Brands Corp.	43,656	222
	Universal Corp.	3,856	185
	Dole plc	11,885	147
	Casey's General Stores Inc.	414	137
*	Pilgrim's Pride Corp.	3,283	118
			11,219
Energy (12.6%)
	Valero Energy Corp.	18,848	2,962
	Diamondback Energy Inc.	14,349	2,859
	Marathon Petroleum Corp.	16,091	2,842
	Phillips 66	12,600	1,791
	Exxon Mobil Corp.	14,321	1,679
	Arch Resources Inc.	9,343	1,625
	EOG Resources Inc.	12,262	1,527
	ConocoPhillips	11,244	1,310
	Chevron Corp.	6,698	1,087
*	Weatherford International plc	8,198	986
	Helmerich & Payne Inc.	17,930	682
	Select Water Solutions Inc.	62,244	680
	Chord Energy Corp.	3,327	617
	SunCoke Energy Inc.	57,411	606
	Coterra Energy Inc.	20,652	589
	Permian resources Corp.	35,405	580
	Murphy Oil Corp.	13,533	579
	HF Sinclair Corp.	9,751	538
*	ProPetro Holding Corp.	55,396	531
*	Newpark Resources Inc.	59,419	504
	SM Energy Co.	9,819	495
	Occidental Petroleum Corp.	7,709	482
	Range Resources Corp.	12,570	464
	Warrior Met Coal Inc.	6,655	455
	Ovintiv Inc. (XNYS)	8,076	417
	TechnipFMC plc	15,593	408
	California Resources Corp.	8,427	399
*	DNOW Inc.	26,467	386
	Vitesse Energy Inc.	14,769	377
*	REX American Resources Corp.	7,143	357
*	MRC Global Inc.	26,398	351
*	CONSOL Energy Inc.	3,121	323
	Berry Corp.	44,996	314
	Kinetik Holdings Inc.	7,626	313
	RPC Inc.	45,190	309
	Peabody Energy Corp.	12,221	303
	Matador Resources Co.	4,563	289
*	Gulfport Energy Corp.	1,784	289
*	CNX Resources Corp.	10,154	267
	SandRidge Energy Inc.	19,035	266
	Civitas Resources Inc.	3,450	254
	Cactus Inc. Class A	4,921	253

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Northern Oil & Gas Inc.	5,844	239
	PBF Energy Inc. Class A	4,826	224
	CVR Energy Inc.	7,203	201
	Liberty Energy Inc.	7,545	186
*	NEXTracker Inc. Class A	3,023	167
	Granite Ridge Resources Inc.	23,599	155
	Magnolia Oil & Gas Corp. Class A	5,185	134
	Evolution Petroleum Corp.	16,589	95
*	Par Pacific Holdings Inc.	2,829	77
			33,823
Financials (23.3%)
	Wells Fargo & Co.	76,400	4,578
	American International Group Inc.	56,908	4,485
	Bank of New York Mellon Corp.	47,685	2,842
	Hartford Financial Services Group Inc.	27,411	2,836
	Aflac Inc.	28,652	2,575
	MGIC Investment Corp.	110,777	2,326
	Popular Inc.	24,357	2,168
	JPMorgan Chase & Co.	10,070	2,040
	Apollo Global Management Inc.	17,403	2,022
	OFG Bancorp	41,829	1,554
	OneMain Holdings Inc.	28,795	1,414
	Bank OZK	31,035	1,300
	Old Republic International Corp.	37,592	1,195
	SLM Corp.	53,891	1,156
	Amalgamated Financial Corp.	37,162	939
	W R Berkley Corp.	11,334	918
	Fulton Financial Corp.	53,573	902
	Radian Group Inc.	28,767	899
	Employers Holdings Inc.	21,016	886
	Cboe Global Markets Inc.	4,931	853
	First BanCorp (XNYS)	47,692	846
	Primerica Inc.	3,509	793
	Unum Group	14,072	758
*	NMI Holdings Inc. Class A	22,358	742
	CNO Financial Group Inc.	25,122	721
	Enact Holdings Inc.	23,434	720
	International Bancshares Corp.	11,785	670
	Bank of NT Butterfield & Son Ltd.	19,270	657
	Evercore Inc. Class A	2,964	601
	Preferred Bank	7,904	591
	East West Bancorp Inc.	7,885	585
	Merchants Bancorp	14,585	584
	1st Source Corp.	11,279	580
*	Genworth Financial Inc. Class A	90,653	570
	Citizens Financial Group Inc.	16,080	567
	Fidelity National Financial Inc.	11,119	560
	Cathay General Bancorp	15,061	555
*	Mr Cooper Group Inc.	6,229	519
	Central Pacific Financial Corp.	25,041	508
	Assured Guaranty Ltd.	6,500	505
*	Enstar Group Ltd.	1,610	504
*	Axos Financial Inc.	9,297	501
	Pathward Financial Inc.	9,152	488
	Victory Capital Holdings Inc. Class A	9,376	488
	Jefferies Financial Group Inc.	9,705	451
	Banco Latinoamericano de Comercio Exterior SA Class E	14,890	447
	Virtu Financial Inc. Class A	19,630	432
	Corebridge Financial Inc.	14,827	432
	Westamerica BanCorp	8,246	403
	ConnectOne Bancorp Inc.	21,474	400
	First Commonwealth Financial Corp.	26,454	357
	QCR Holdings Inc.	6,291	356
	Equitable Holdings Inc.	8,461	351
	PennyMac Financial Services Inc.	3,836	348
	City Holding Co.	3,320	339
	Globe Life Inc.	3,911	324
	State Street Corp.	3,977	301
	Navient Corp.	17,279	260

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Hanmi Financial Corp.	16,435	259
	S&T Bancorp Inc.	7,969	254
	ServisFirst Bancshares Inc.	3,818	236
	LPL Financial Holdings Inc.	803	230
	BOK Financial Corp.	2,504	227
	CVB Financial Corp.	13,509	223
	First Busey Corp.	9,451	214
	Mercury General Corp.	3,784	211
	WSFS Financial Corp.	4,483	198
	Southside Bancshares Inc.	7,155	192
*	Bancorp Inc.	5,694	191
	FirstCash Holdings Inc.	1,621	191
	Federal Agricultural Mortgage Corp. Class C	1,085	190
	CNA Financial Corp.	4,009	184
	Simmons First National Corp. Class A	10,447	182
	Principal Financial Group Inc.	2,192	180
	Berkshire Hills Bancorp Inc.	7,729	172
	Carlyle Group Inc.	3,881	167
	RenaissanceRe Holdings Ltd.	702	160
	Old Second Bancorp Inc.	10,355	150
	AMERISAFE Inc.	3,144	138
	MetLife Inc.	1,836	133
*	Texas Capital Bancshares Inc.	1,951	118
	Affiliated Managers Group Inc.	704	114
	Brookline Bancorp Inc.	12,723	110
	BankUnited Inc.	3,590	103
	TrustCo Bank Corp. NY	3,518	98
	First Financial Corp.	2,313	86
	Lazard Inc.	2,012	81
			62,694
Health Care (5.3%)
	AbbVie Inc.	14,988	2,417
	HCA Healthcare Inc.	4,683	1,591
	Gilead Sciences Inc.	23,527	1,512
	Cardinal Health Inc.	14,283	1,418
	Cigna Group	3,742	1,290
*	Collegium Pharmaceutical Inc.	35,461	1,175
	SIGA Technologies Inc.	92,940	695
*	Owens & Minor Inc.	36,769	641
*	Centene Corp.	7,699	551
*	Amneal Pharmaceuticals Inc.	66,557	445
*	Molina Healthcare Inc.	1,226	386
*	Exelixis Inc.	11,547	251
*	OraSure Technologies Inc.	48,954	232
	Merck & Co. Inc.	1,764	221
*	CorVel Corp.	771	185
*	Catalyst Pharmaceuticals Inc.	10,971	177
*	Zimvie Inc.	8,289	138
*	ANI Pharmaceuticals Inc.	1,895	123
	Viatris Inc.	10,872	115
*	Alkermes plc	4,835	113
	Chemed Corp.	195	108
*	Inmode Ltd.	5,033	96
*	Medpace Holdings Inc.	240	93
	HealthStream Inc.	2,711	74
*	Jazz Pharmaceuticals plc	619	65
*	Hims & Hers Health Inc.	3,061	59
			14,171
Industrials (17.5%)
	Synchrony Financial	56,821	2,489
	American Express Co.	8,955	2,149
	Caterpillar Inc.	5,905	1,999
*	Masterbrand Inc.	101,784	1,701
	FedEx Corp.	5,782	1,468
	PACCAR Inc.	13,570	1,459
	3M Co.	14,053	1,407
	Owens Corning	7,454	1,350
*	Fiserv Inc.	8,404	1,259
	Kelly Services Inc. Class A	49,751	1,082

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Allison Transmission Holdings Inc.	13,898	1,054
	Teekay Tankers Ltd. Class A	12,172	886
*	Teekay Corp.	90,124	882
	Griffon Corp.	12,254	828
	Ardmore Shipping Corp.	35,041	785
	Acuity Brands Inc.	2,764	718
*	Tutor Perini Corp.	31,582	697
	Atkore Inc.	4,411	671
*	GMS Inc.	6,960	654
	Scorpio Tankers Inc.	7,965	654
	MSC Industrial Direct Co. Inc. Class A	7,559	649
	Terex Corp.	10,147	605
*	TopBuild Corp.	1,397	584
	EMCOR Group Inc.	1,482	576
*	Corpay Inc.	2,145	574
	Crane NXT Co.	8,871	561
*	American Woodmark Corp.	6,353	547
	REV Group Inc.	19,743	541
	Packaging Corp. of America	2,644	485
	DHT Holdings Inc.	40,067	485
	EnerSys	4,182	451
	Vontier Corp.	11,275	451
	Deluxe Corp.	19,537	444
	Crane Co.	2,977	444
	Applied Industrial Technologies Inc.	2,290	442
	Patrick Industries Inc.	3,750	430
	United Rentals Inc.	640	428
	International Seaways Inc.	6,611	426
	Snap-on Inc.	1,533	418
	Esab Corp.	4,044	416
*	IES Holdings Inc.	2,691	410
	Ryder System Inc.	3,378	410
	Nordic American Tankers Ltd.	96,282	399
	Comfort Systems USA Inc.	1,214	397
*	JELD-WEN Holding Inc.	25,415	394
*	Gibraltar Industries Inc.	4,951	374
	TriNet Group Inc.	3,526	367
	Moog Inc. Class A	1,941	329
	Wabash National Corp.	14,080	318
	Pactiv Evergreen Inc.	25,583	316
	AZZ Inc.	3,750	315
	Simpson Manufacturing Co. Inc.	1,864	309
*	Builders FirstSource Inc.	1,900	306
	SFL Corp. Ltd.	20,932	300
	Matson Inc.	2,331	299
*	BlueLinx Holdings Inc.	2,846	293
*	WEX Inc.	1,561	292
*	Core & Main Inc. Class A	4,905	282
	AGCO Corp.	2,535	272
	Parker-Hannifin Corp.	499	265
	Insteel Industries Inc.	7,889	259
	Eagle Materials Inc.	1,112	258
*	DXP Enterprises Inc.	5,134	255
	Argan Inc.	3,602	254
	Genco Shipping & Trading Ltd.	11,226	253
*	Saia Inc.	597	244
	Apogee Enterprises Inc.	3,687	240
	ArcBest Corp.	2,111	223
*	BrightView Holdings Inc.	16,029	221
	Preformed Line Products Co.	1,622	218
	Advanced Drainage Systems Inc.	1,225	213
	Carlisle Cos. Inc.	493	206
*	MYR Group Inc.	1,320	205
*	Beacon Roofing Supply Inc.	1,990	193
	Western Union Co.	14,613	187
	Barrett Business Services Inc.	1,390	184
*	Sterling Infrastructure Inc.	1,491	183
	Quanex Building Products Corp.	5,320	175
	Resources Connection Inc.	14,893	171
	Covenant Logistics Group Inc.	3,533	168

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	LSI Industries Inc.	10,048	160
*	API Group Corp.	4,485	160
*	Janus International Group Inc.	11,373	158
	Brunswick Corp.	1,659	137
	Tennant Co.	1,297	133
	Kforce Inc.	1,868	115
	H&E Equipment Services Inc.	2,201	104
	Standex International Corp.	614	103
*	Cross Country Healthcare Inc.	6,466	98
	Franklin Electric Co. Inc.	959	95
*	Proto Labs Inc.	2,794	87
	Kennametal Inc.	3,281	84
	Enerpac Tool Group Corp.	2,122	83
*	FARO Technologies Inc.	4,198	79
	Berry Global Group Inc.	1,260	75
	Graphic Packaging Holding Co.	2,595	74
	ManpowerGroup Inc.	864	64
	Ferguson plc	251	52
	Robert Half Inc.	762	49
			47,016
Real Estate (0.3%)
*	Forestar Group Inc.	9,357	318
	St. Joe Co.	5,553	315
	Newmark Group Inc. Class A	27,957	291
			924
Technology (10.6%)
*	Alphabet Inc. Class C	15,886	2,764
	Applied Materials Inc.	11,969	2,574
	QUALCOMM Inc.	11,763	2,400
	Lam Research Corp.	2,312	2,156
	Meta Platforms Inc. Class A	4,473	2,088
	KLA Corp.	2,148	1,631
	International Business Machines Corp.	9,739	1,625
*	Alphabet Inc. Class A	8,858	1,528
	NVIDIA Corp.	1,067	1,170
	Jabil Inc.	6,287	748
	Salesforce Inc.	3,032	711
*	Insight Enterprises Inc.	3,361	657
	Amkor Technology Inc.	19,564	638
	HP Inc.	15,755	575
*	Dropbox Inc. Class A	24,702	557
*	Photronics Inc.	20,206	553
*	Kyndryl Holdings Inc.	20,702	551
*	ScanSource Inc.	9,494	450
*	Arrow Electronics Inc.	3,268	429
	Amdocs Ltd.	5,228	413
*	ePlus Inc.	5,307	397
	PC Connection Inc.	5,484	371
	Adeia Inc.	27,647	327
	Cognizant Technology Solutions Corp. Class A	4,625	306
*	LiveRamp Holdings Inc.	9,642	302
*	Sanmina Corp.	4,391	301
	NetApp Inc.	2,460	296
*	CommVault Systems Inc.	2,668	287
	Skyworks Solutions Inc.	2,647	245
*	Daktronics Inc.	20,293	226
*	Qualys Inc.	1,590	224
	Xerox Holdings Corp.	12,823	180
*	CACI International Inc. Class A	381	162
*	Pure Storage Inc. Class A	2,384	144
*	Yelp Inc.	3,341	123
	CTS Corp.	2,178	115
	Hewlett Packard Enterprise Co.	6,263	111
	A10 Networks Inc.	5,179	78
*	F5 Inc.	308	52
	Broadcom Inc.	33	44
			28,509

U.S. Multifactor ETF
		Shares	Market Value• ($000)
Telecommunications (1.6%)
	Verizon Communications Inc.	34,105	1,403
*	Arista Networks Inc.	4,656	1,386
	Bel Fuse Inc. Class B	6,729	459
	Spok Holdings Inc.	24,783	377
	IDT Corp. Class B	5,936	241
	InterDigital Inc.	1,533	174
	T-Mobile US Inc.	898	157
			4,197
Total Common Stocks (Cost $225,031)			267,141
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $1,393)	13,937	1,393
Total Investments (100.0%) (Cost $226,424)			268,534
Other Assets and Liabilities—Net (0.0%)			67
Net Assets (100%)			268,601
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2024	50	1,324	24

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $225,031)	267,141
Affiliated Issuers (Cost $1,393)	1,393
Total Investments in Securities	268,534
Investment in Vanguard	8
Cash Collateral Pledged—Futures Contracts	68
Receivables for Investment Securities Sold	812
Receivables for Accrued Income	384
Variation Margin Receivable—Futures Contracts	11
Total Assets	269,817
Liabilities
Payables for Investment Securities Purchased	1,195
Payables to Vanguard	21
Total Liabilities	1,216
Net Assets	268,601
At May 31, 2024, net assets consisted of:

Paid-in Capital	233,777
Total Distributable Earnings (Loss)	34,824
Net Assets	268,601

Net Assets
Applicable to 2,150,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	268,601
Net Asset Value Per Share	$124.93

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends[1]	2,277
Interest[2]	29
Securities Lending—Net	—
Total Income	2,306
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative	153
Marketing and Distribution	6
Custodian Fees	2
Shareholders’ Reports	16
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	220
Expenses Paid Indirectly	(2)
Net Expenses	218
Net Investment Income	2,088
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	17,057
Futures Contracts	108
Realized Net Gain (Loss)	17,165
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	19,006
Futures Contracts	9
Change in Unrealized Appreciation (Depreciation)	19,015
Net Increase (Decrease) in Net Assets Resulting from Operations	38,268
1	Dividends are net of foreign withholding taxes of $9,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $17,302,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,088	3,571
Realized Net Gain (Loss)	17,165	5,465
Change in Unrealized Appreciation (Depreciation)	19,015	(2,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,268	6,507
Distributions
Total Distributions	(1,893)	(3,596)
Capital Share Transactions
Issued	82,305	52,488
Issued in Lieu of Cash Distributions	—	—
Redeemed	(44,175)	(31,560)
Net Increase (Decrease) from Capital Share Transactions	38,130	20,928
Total Increase (Decrease)	74,505	23,839
Net Assets
Beginning of Period	194,096	170,257
End of Period	268,601	194,096

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$106.35	$105.10	$103.55	$79.93	$79.60	$76.07
Investment Operations
Net Investment Income[1]	1.019	2.111	2.188	1.534	1.191	1.340
Net Realized and Unrealized Gain (Loss) on Investments	18.532	1.295	1.467	23.442	.372	3.458
Total from Investment Operations	19.551	3.406	3.655	24.976	1.563	4.798
Distributions
Dividends from Net Investment Income	(.971)	(2.156)	(2.105)	(1.356)	(1.233)	(1.268)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.971)	(2.156)	(2.105)	(1.356)	(1.233)	(1.268)
Net Asset Value, End of Period	$124.93	$106.35	$105.10	$103.55	$79.93	$79.60
Total Return	18.43%	3.42%	3.73%	31.43%	2.35%	6.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$269	$194	$170	$110	$62	$90
Ratio of Total Expenses to Average Net Assets	0.18%[2]	0.18%	0.18%[2]	0.18%	0.19%[2]	0.19%[2]
Ratio of Net Investment Income to Average Net Assets	1.59%	2.07%	2.21%	1.56%	1.66%	1.79%
Portfolio Turnover Rate	13%[3]	37%[3]	33%[3]	75%[3]	95%[3]	98%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Multifactor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	226,424
Gross Unrealized Appreciation	45,715
Gross Unrealized Depreciation	(3,581)
Net Unrealized Appreciation (Depreciation)	42,134
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $25,327,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $92,195,000 of investment securities and sold $31,616,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $21,471,000 and $44,164,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $3,069,000 and sales were $589,000, resulting in net realized loss of $49,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Multifactor ETF
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	685	515
Issued in Lieu of Cash Distributions	—	—
Redeemed	(360)	(310)
Net Increase (Decrease) in Shares Outstanding	325	205
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, one shareholder was a record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (2.9%)
	Fastenal Co.	30,732	2,028
	Ecolab Inc.	5,266	1,223
	UFP Industries Inc.	9,956	1,190
	Mueller Industries Inc.	11,345	668
	Olin Corp.	12,079	649
	Avery Dennison Corp.	2,700	615
	Boise Cascade Co.	4,400	604
	Steel Dynamics Inc.	3,470	465
	Reliance Inc.	1,431	430
	Sylvamo Corp.	5,475	390
	Hawkins Inc.	4,382	383
	Innospec Inc.	2,484	325
	Olympic Steel Inc.	5,647	294
	Orion SA	9,863	245
*	Clearwater Paper Corp.	3,059	163
	Ryerson Holding Corp.	4,184	99
			9,771
Consumer Discretionary (22.4%)
	NIKE Inc. Class B	61,798	5,874
	Walmart Inc.	85,896	5,649
	TJX Cos. Inc.	50,071	5,162
	Target Corp.	27,887	4,355
	Ross Stores Inc.	20,611	2,881
*	Lululemon Athletica Inc.	8,307	2,592
	Costco Wholesale Corp.	2,797	2,265
*	Amazon.com Inc.	10,534	1,859
*	Abercrombie & Fitch Co. Class A	10,375	1,794
	Best Buy Co. Inc.	19,480	1,652
	Pool Corp.	4,482	1,629
*	Deckers Outdoor Corp.	1,386	1,516
	Ralph Lauren Corp.	8,103	1,514
	Dick's Sporting Goods Inc.	6,631	1,510
*	Mattel Inc.	83,533	1,486
	eBay Inc.	26,508	1,437
*	Dollar Tree Inc.	10,788	1,272
	Macy's Inc.	60,224	1,173
*	Expedia Group Inc.	10,156	1,146
*	BJ's Wholesale Club Holdings Inc.	12,905	1,137
*	Skechers USA Inc. Class A	15,888	1,135
	Electronic Arts Inc.	7,931	1,054
	Tapestry Inc.	23,896	1,039
*	Ulta Beauty Inc.	2,423	957
	John Wiley & Sons Inc. Class A	26,249	957
	Genuine Parts Co.	6,067	875
	Hasbro Inc.	13,965	835
	PVH Corp.	6,873	825
*	Coupang Inc.	34,886	793
	Polaris Inc.	9,359	782
	Build-A-Bear Workshop Inc.	28,331	767
*	Grand Canyon Education Inc.	5,326	759
	Steven Madden Ltd.	16,970	754
	Signet Jewelers Ltd.	6,707	734
*	e.l.f. Beauty Inc.	3,281	613
	Oxford Industries Inc.	5,424	600
	Steelcase Inc. Class A	43,559	595
*	ODP Corp.	15,128	592
*	G-III Apparel Group Ltd.	17,406	523
	Rollins Inc.	10,884	497
	Academy Sports & Outdoors Inc.	8,571	494

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	6,827	482
	Caleres Inc.	13,075	453
	HNI Corp.	9,601	452
*	Sonos Inc.	27,713	438
	Interface Inc.	25,793	416
	Buckle Inc.	9,824	379
*	Arlo Technologies Inc.	26,385	375
*	TripAdvisor Inc.	20,229	371
	MillerKnoll Inc.	13,080	361
*	NVR Inc.	45	346
	New York Times Co. Class A	6,758	346
	Cricut Inc. Class A	55,298	345
	Perdoceo Education Corp.	14,916	336
	Aaron's Co. Inc.	38,919	330
	La-Z-Boy Inc.	8,751	328
	Monarch Casino & Resort Inc.	4,814	322
	PriceSmart Inc.	3,780	318
	American Eagle Outfitters Inc.	14,283	314
*	Malibu Boats Inc. Class A	7,878	303
	Ethan Allen Interiors Inc.	9,850	287
*	Spotify Technology SA	961	285
*	Under Armour Inc. Class A	37,948	273
*	MasterCraft Boat Holdings Inc.	12,612	266
	Estee Lauder Cos. Inc. Class A	1,971	243
*	Beyond Inc.	16,044	243
	Murphy USA Inc.	466	204
*	Chegg Inc.	51,979	199
*	National Vision Holdings Inc.	10,780	163
	Acushnet Holdings Corp.	2,436	161
	Scholastic Corp.	4,380	159
	Movado Group Inc.	5,852	155
*	DraftKings Inc. Class A	3,678	129
	Upbound Group Inc.	3,744	123
*	Destination XL Group Inc.	30,174	107
	Booking Holdings Inc.	28	106
*	Stitch Fix Inc. Class A	41,104	102
*	Thryv Holdings Inc.	4,622	97
*	Duolingo Inc.	428	82
*	CarParts.com Inc.	68,640	81
			74,563
Consumer Staples (5.7%)
	PepsiCo Inc.	27,075	4,681
	Kroger Co.	30,164	1,580
	Flowers Foods Inc.	65,975	1,532
	Kenvue Inc.	64,537	1,246
	Kellanova	16,423	991
	Procter & Gamble Co.	5,271	867
	Nu Skin Enterprises Inc. Class A	59,140	790
	WD-40 Co.	3,099	696
	Casey's General Stores Inc.	1,977	656
*	Boston Beer Co. Inc. Class A	2,003	628
*	National Beverage Corp.	13,136	607
	Cencora Inc.	2,438	552
	John B Sanfilippo & Son Inc.	5,419	546
	Walgreens Boots Alliance Inc.	26,683	433
	Coca-Cola Co.	6,828	430
	Lancaster Colony Corp.	2,219	412
	Primo Water Corp.	17,899	404
	Hershey Co.	2,031	402
*	Vita Coco Co. Inc.	12,795	373
	Coca-Cola Consolidated Inc.	364	357
	Kimberly-Clark Corp.	2,283	304
*	Vital Farms Inc.	5,947	246
	SpartanNash Co.	9,475	186
*	USANA Health Sciences Inc.	1,645	78
			18,997
Energy (2.8%)
	Marathon Petroleum Corp.	10,220	1,805
	EOG Resources Inc.	13,077	1,629

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Weatherford International plc	10,231	1,231
	Texas Pacific Land Corp.	1,392	855
	Occidental Petroleum Corp.	9,145	572
	Cactus Inc. Class A	9,198	472
*	MRC Global Inc.	32,367	430
	SM Energy Co.	8,422	425
*	CONSOL Energy Inc.	4,077	423
	VAALCO Energy Inc.	58,877	376
*	Enphase Energy Inc.	2,896	370
	Select Water Solutions Inc.	18,686	204
	Alpha Metallurgical Resources Inc.	647	204
	Arch Resources Inc.	1,127	196
	SunCoke Energy Inc.	12,059	127
*	Oceaneering International Inc.	4,661	110
			9,429
Financials (11.9%)
	Equitable Holdings Inc.	57,584	2,389
	American International Group Inc.	30,295	2,388
	Ameriprise Financial Inc.	4,846	2,116
	State Street Corp.	24,098	1,822
	SLM Corp.	82,620	1,773
	Primerica Inc.	7,316	1,653
	First BanCorp (XNYS)	90,668	1,608
	Aflac Inc.	17,700	1,591
	Popular Inc.	15,884	1,414
	CNO Financial Group Inc.	44,545	1,278
*	Axos Financial Inc.	23,422	1,262
	Pathward Financial Inc.	21,888	1,167
	Zions Bancorp NA	26,710	1,154
	OFG Bancorp	30,006	1,115
	WSFS Financial Corp.	24,484	1,079
	Northern Trust Corp.	12,102	1,019
	Jackson Financial Inc. Class A	12,649	961
	Bank of NT Butterfield & Son Ltd.	27,974	953
*	Bancorp Inc.	27,492	923
	Globe Life Inc.	11,075	917
	Citizens Financial Group Inc.	21,348	753
	PJT Partners Inc. Class A	5,775	616
*	Palomar Holdings Inc.	6,571	557
*	NMI Holdings Inc. Class A	16,581	550
	BOK Financial Corp.	5,496	498
	Westamerica BanCorp	9,956	486
	City Holding Co.	4,714	482
*	Customers Bancorp Inc.	9,696	439
	Aon plc Class A (XNYS)	1,542	434
	Independent Bank Corp. (XNGS)	8,243	419
*	Brighthouse Financial Inc.	9,361	417
	Cathay General Bancorp	9,950	367
	Universal Insurance Holdings Inc.	17,429	344
	1st Source Corp.	6,613	340
	Central Pacific Financial Corp.	16,488	334
	Bank of New York Mellon Corp.	5,193	310
	CVB Financial Corp.	18,594	308
	Virtus Investment Partners Inc.	1,334	305
	SEI Investments Co.	4,387	297
	Berkshire Hills Bancorp Inc.	12,840	285
	MGIC Investment Corp.	11,196	235
	Radian Group Inc.	7,438	232
	Community Bank System Inc.	5,042	229
	Artisan Partners Asset Management Inc. Class A	5,158	227
	Moody's Corp.	558	221
	Amalgamated Financial Corp.	8,550	216
	Fulton Financial Corp.	12,795	215
	Merchants Bancorp	3,841	154
	Southside Bancshares Inc.	5,679	152
	Eagle Bancorp Inc.	8,104	146
	Diamond Hill Investment Group Inc.	654	98
	Lakeland Financial Corp.	1,494	93
	Kearny Financial Corp.	12,017	68

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Preferred Bank	905	68
			39,477
Health Care (10.5%)
	Gilead Sciences Inc.	87,626	5,632
*	IDEXX Laboratories Inc.	10,825	5,379
	AbbVie Inc.	31,205	5,031
	Merck & Co. Inc.	24,002	3,013
	Johnson & Johnson	19,734	2,894
	Eli Lilly & Co.	2,700	2,215
*	Lantheus Holdings Inc.	13,412	1,097
	Chemed Corp.	1,977	1,096
*	Edwards Lifesciences Corp.	11,517	1,001
*	Alkermes plc	42,230	988
*	Medpace Holdings Inc.	2,280	881
	Agilent Technologies Inc.	6,064	791
*	CorVel Corp.	2,332	559
*	Molina Healthcare Inc.	1,632	513
*	10X Genomics Inc. Class A	19,989	448
*	Haemonetics Corp.	5,167	434
*	Solventum Corp.	6,313	375
*	ANI Pharmaceuticals Inc.	4,404	286
	Bruker Corp.	4,346	285
*	Hologic Inc.	3,052	225
*	Supernus Pharmaceuticals Inc.	8,057	219
*	OraSure Technologies Inc.	44,880	212
	Patterson Cos. Inc.	8,446	208
*	Myriad Genetics Inc.	8,815	201
	ResMed Inc.	952	196
*	Align Technology Inc.	732	188
*	Pacira BioSciences Inc.	5,433	165
*	CareDx Inc.	8,742	114
*	Tactile Systems Technology Inc.	6,485	83
*	Incyte Corp.	1,404	81
*	Catalyst Pharmaceuticals Inc.	4,795	78
*	ACADIA Pharmaceuticals Inc.	4,825	73
			34,961
Industrials (22.9%)
	3M Co.	61,324	6,141
	American Express Co.	20,167	4,840
	Cintas Corp.	5,285	3,583
	Visa Inc. Class A	11,177	3,045
	CH Robinson Worldwide Inc.	26,248	2,267
	Paychex Inc.	18,669	2,243
	Acuity Brands Inc.	7,676	1,993
	MSC Industrial Direct Co. Inc. Class A	22,588	1,940
	Landstar System Inc.	10,512	1,914
	Donaldson Co. Inc.	24,023	1,770
	RPM International Inc.	15,516	1,739
	Automatic Data Processing Inc.	6,839	1,675
*	Builders FirstSource Inc.	9,051	1,455
	Robert Half Inc.	22,628	1,453
*	Core & Main Inc. Class A	23,543	1,355
	Caterpillar Inc.	3,641	1,233
	Rockwell Automation Inc.	4,482	1,154
	Simpson Manufacturing Co. Inc.	6,897	1,144
	Bread Financial Holdings Inc.	27,222	1,137
	Insperity Inc.	11,280	1,068
*	Blue Bird Corp.	18,523	1,056
*	Trex Co. Inc.	12,149	1,051
	A O Smith Corp.	12,369	1,035
*	PayPal Holdings Inc.	16,337	1,029
	Apogee Enterprises Inc.	15,545	1,010
	Synchrony Financial	22,784	998
	Valmont Industries Inc.	3,913	984
	Lincoln Electric Holdings Inc.	4,636	910
	Advanced Drainage Systems Inc.	5,154	894
*	Limbach Holdings Inc.	14,860	848
	Applied Industrial Technologies Inc.	4,227	816
	Crane Co.	5,298	790

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Kforce Inc.	12,764	789
	Expeditors International of Washington Inc.	6,356	768
	TriNet Group Inc.	7,344	764
	MSA Safety Inc.	3,932	708
*	Teekay Corp.	72,366	708
	Enerpac Tool Group Corp.	16,165	636
*	Masterbrand Inc.	37,601	628
	WW Grainger Inc.	679	626
	Barrett Business Services Inc.	4,665	617
	Jack Henry & Associates Inc.	3,719	612
	Accenture plc Class A	2,126	600
*	BlueLinx Holdings Inc.	5,656	582
	Watts Water Technologies Inc. Class A	2,915	581
*	GMS Inc.	6,138	577
	Mastercard Inc. Class A	1,279	572
*	IES Holdings Inc.	3,721	567
	Ferguson plc	2,507	516
*	Legalzoom.com Inc.	55,247	485
	CSW Industrials Inc.	1,882	479
	ManpowerGroup Inc.	5,576	416
	Comfort Systems USA Inc.	1,174	384
*	Sterling Infrastructure Inc.	2,980	366
	Cummins Inc.	1,294	365
	Ardmore Shipping Corp.	16,081	360
	Kadant Inc.	1,236	354
*	Donnelley Financial Solutions Inc.	5,769	352
	Old Dominion Freight Line Inc.	1,968	345
*	Franklin Covey Co.	8,969	332
	Tennant Co.	3,175	326
	Toro Co.	3,994	320
*	Proto Labs Inc.	9,564	296
	Graco Inc.	3,655	295
	Atkore Inc.	1,932	294
	PPG Industries Inc.	2,226	293
	Cadre Holdings Inc.	8,825	290
	Powell Industries Inc.	1,597	287
	Napco Security Technologies Inc.	5,622	279
	EMCOR Group Inc.	713	277
	Myers Industries Inc.	16,696	264
*	AeroVironment Inc.	1,271	257
	Badger Meter Inc.	1,334	257
*	Cross Country Healthcare Inc.	15,860	240
	CRA International Inc.	1,316	232
	Teekay Tankers Ltd. Class A	3,080	224
	Resources Connection Inc.	18,426	211
	LSI Industries Inc.	11,291	179
*	TopBuild Corp.	414	173
	Hyster-Yale Materials Handling Inc.	2,371	172
	Louisiana-Pacific Corp.	1,852	170
	Franklin Electric Co. Inc.	1,675	167
	REV Group Inc.	5,662	155
	Snap-on Inc.	546	149
	Standex International Corp.	887	149
*	Beacon Roofing Supply Inc.	1,290	125
*	ExlService Holdings Inc.	3,885	116
	Crane NXT Co.	1,742	110
	Kelly Services Inc. Class A	4,845	105
	Wabash National Corp.	4,291	97
	Fortune Brands Innovations Inc.	1,209	85
*	Keysight Technologies Inc.	526	73
	Owens Corning	391	71
			76,397
Technology (19.9%)
	Apple Inc.	34,733	6,677
	QUALCOMM Inc.	31,614	6,451
	KLA Corp.	6,498	4,935
*	Adobe Inc.	10,955	4,872
	Lam Research Corp.	4,951	4,617
	Applied Materials Inc.	17,903	3,851

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Autodesk Inc.	18,766	3,783
	Microchip Technology Inc.	25,656	2,495
	NVIDIA Corp.	1,781	1,953
	Meta Platforms Inc. Class A	4,139	1,932
	NetApp Inc.	15,948	1,921
*	Teradata Corp.	43,429	1,416
*	Qualys Inc.	9,899	1,392
*	CommVault Systems Inc.	12,633	1,359
*	Kyndryl Holdings Inc.	47,413	1,262
*	Cadence Design Systems Inc.	4,048	1,159
*	Gartner Inc.	2,714	1,139
	Monolithic Power Systems Inc.	1,389	1,022
*	Manhattan Associates Inc.	4,638	1,018
*	DocuSign Inc.	16,934	927
*	Appfolio Inc. Class A	4,001	914
*	Cirrus Logic Inc.	6,684	767
	Vertiv Holdings Co. Class A	7,691	754
*	Pure Storage Inc. Class A	12,447	750
*	Photronics Inc.	24,750	677
*	Alphabet Inc. Class A	3,811	657
*	Synopsys Inc.	1,051	589
*	Smartsheet Inc. Class A	14,891	551
*	Yelp Inc.	14,597	540
*	Pinterest Inc. Class A	12,693	527
	A10 Networks Inc.	34,044	516
	Hackett Group Inc.	21,087	470
	Pegasystems Inc.	7,959	457
*	F5 Inc.	2,617	442
	Clear Secure Inc. Class A	26,085	441
	CSG Systems International Inc.	9,735	420
	Teradyne Inc.	2,938	414
*	EverQuote Inc. Class A	11,892	284
	PC Connection Inc.	3,853	261
*	Gitlab Inc. Class A	5,069	239
*	Cargurus Inc.	9,707	235
	CDW Corp.	972	217
*	Daktronics Inc.	19,366	216
	CTS Corp.	3,682	195
	Amdocs Ltd.	2,375	188
*	Lattice Semiconductor Corp.	2,496	185
*	Yext Inc.	22,759	115
			66,202
Telecommunications (0.5%)
	IDT Corp. Class B	14,274	579
*	Extreme Networks Inc.	44,495	496
	Bel Fuse Inc. Class B	6,370	434
*	Xperi Inc.	18,440	162
*	Roku Inc.	1,808	104
			1,775
Total Common Stocks (Cost $288,896)			331,572
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $1,162)	11,621	1,162
Total Investments (99.9%) (Cost $290,058)			332,734
Other Assets and Liabilities—Net (0.1%)			392
Net Assets (100%)			333,126
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

U.S. Quality Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	3	794	15
Micro E-mini S&P 500 Index	June 2024	14	371	5
				20

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $288,896)	331,572
Affiliated Issuers (Cost $1,162)	1,162
Total Investments in Securities	332,734
Investment in Vanguard	10
Cash Collateral Pledged—Futures Contracts	55
Receivables for Accrued Income	343
Variation Margin Receivable—Futures Contracts	9
Total Assets	333,151
Liabilities
Payables for Investment Securities Purchased	6
Payables to Vanguard	19
Total Liabilities	25
Net Assets	333,126
At May 31, 2024, net assets consisted of:

Paid-in Capital	301,018
Total Distributable Earnings (Loss)	32,108
Net Assets	333,126

Net Assets
Applicable to 2,485,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	333,126
Net Asset Value Per Share	$134.05

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends[1]	2,304
Interest[2]	32
Securities Lending—Net	—
Total Income	2,336
Expenses
The Vanguard Group—Note B
Investment Advisory Services	47
Management and Administrative	121
Marketing and Distribution	8
Custodian Fees	2
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	201
Expenses Paid Indirectly	(2)
Net Expenses	199
Net Investment Income	2,137
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	10,775
Futures Contracts	128
Realized Net Gain (Loss)	10,903
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	24,314
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	24,319
Net Increase (Decrease) in Net Assets Resulting from Operations	37,359
1	Dividends are net of foreign withholding taxes of $8,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $11,849,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,137	3,648
Realized Net Gain (Loss)	10,903	10,852
Change in Unrealized Appreciation (Depreciation)	24,319	496
Net Increase (Decrease) in Net Assets Resulting from Operations	37,359	14,996
Distributions
Total Distributions	(2,053)	(3,512)
Capital Share Transactions
Issued	77,595	74,318
Issued in Lieu of Cash Distributions	—	—
Redeemed	(23,501)	(48,124)
Net Increase (Decrease) from Capital Share Transactions	54,094	26,194
Total Increase (Decrease)	89,400	37,678
Net Assets
Beginning of Period	243,726	206,048
End of Period	333,126	243,726

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$117.74	$111.98	$122.20	$94.79	$84.21	$78.58
Investment Operations
Net Investment Income[1]	.910	1.818	1.562	1.403	1.291	1.199
Net Realized and Unrealized Gain (Loss) on Investments	16.296	5.667	(10.356)	27.292	10.428	5.559
Total from Investment Operations	17.206	7.485	(8.794)	28.695	11.719	6.758
Distributions
Dividends from Net Investment Income	(.896)	(1.725)	(1.426)	(1.285)	(1.139)	(1.128)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.896)	(1.725)	(1.426)	(1.285)	(1.139)	(1.128)
Net Asset Value, End of Period	$134.05	$117.74	$111.98	$122.20	$94.79	$84.21
Total Return	14.63%	6.84%	-7.15%	30.42%	14.29%	8.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$333	$244	$206	$144	$55	$21
Ratio of Total Expenses to Average Net Assets	0.13%[2]	0.13%[2]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.64%	1.43%	1.21%	1.59%	1.52%
Portfolio Turnover Rate	18%[3]	55%[3]	49%[3]	56%[3]	58%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Quality Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	290,058
Gross Unrealized Appreciation	50,796
Gross Unrealized Depreciation	(8,100)
Net Unrealized Appreciation (Depreciation)	42,696
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $22,314,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $130,497,000 of investment securities and sold $52,930,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $23,479,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $291,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Quality Factor ETF
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	595	665
Issued in Lieu of Cash Distributions	—	—
Redeemed	(180)	(435)
Net Increase (Decrease) in Shares Outstanding	415	230
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, one shareholder was a record or beneficial owner of 49% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (5.2%)
	Nucor Corp.	21,564	3,641
	Freeport-McMoRan Inc.	62,395	3,290
	Celanese Corp.	16,859	2,563
	LyondellBasell Industries NV Class A	23,928	2,379
	Tronox Holdings plc	105,597	2,092
*	Cleveland-Cliffs Inc.	91,278	1,577
*	Clearwater Paper Corp.	29,529	1,569
	Dow Inc.	26,270	1,514
	Mosaic Co.	45,376	1,404
	Mueller Industries Inc.	22,870	1,347
	Sylvamo Corp.	18,635	1,329
	Olin Corp.	22,535	1,212
	Steel Dynamics Inc.	8,535	1,143
	Commercial Metals Co.	19,258	1,085
	Koppers Holdings Inc.	23,917	1,060
	SSR Mining Inc. (XTSE)	176,342	942
	Ryerson Holding Corp.	36,941	877
	CF Industries Holdings Inc.	10,164	810
	UFP Industries Inc.	6,600	789
*	Metallus Inc.	31,614	759
	Timken Co.	8,578	745
	AdvanSix Inc.	30,092	713
	Eastman Chemical Co.	6,192	628
	Mativ Holdings Inc.	34,375	618
*	LSB Industries Inc.	39,786	390
	Olympic Steel Inc.	6,840	357
	Radius Recycling Inc.	17,655	302
	Chemours Co.	9,800	243
	Element Solutions Inc.	7,626	183
	International Paper Co.	3,818	172
*	Rayonier Advanced Materials Inc.	29,945	169
	Reliance Inc.	562	169
	Boise Cascade Co.	1,218	167
			36,238
Consumer Discretionary (16.7%)
	General Motors Co.	164,846	7,416
	Ford Motor Co.	545,365	6,615
	Fox Corp. Class B	83,644	2,672
	Perdoceo Education Corp.	111,426	2,507
	PulteGroup Inc.	20,725	2,431
*	United Airlines Holdings Inc.	40,480	2,145
*	Taylor Morrison Home Corp.	36,824	2,129
	Lennar Corp. Class A	12,185	1,954
	Allegiant Travel Co.	36,218	1,927
	DR Horton Inc.	12,574	1,858
*	AutoZone Inc.	663	1,836
	Bath & Body Works Inc.	34,888	1,812
	Newell Brands Inc.	225,129	1,738
*	Malibu Boats Inc. Class A	43,757	1,683
*	Tri Pointe Homes Inc.	42,211	1,635
	Meritage Homes Corp.	9,167	1,617
	KB Home	22,331	1,577
	Delta Air Lines Inc.	30,874	1,575
	Travel & Leisure Co.	35,649	1,566
*	Chegg Inc.	406,087	1,555
	Dine Brands Global Inc.	39,319	1,551
	Wolverine World Wide Inc.	111,956	1,525
	Signet Jewelers Ltd.	13,817	1,513
	Lennar Corp. Class B	10,340	1,512

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Alaska Air Group Inc.	35,214	1,480
	BorgWarner Inc. (XNYS)	41,231	1,470
*	Goodyear Tire & Rubber Co.	118,724	1,461
	TEGNA Inc.	96,844	1,444
	Leggett & Platt Inc.	124,183	1,440
	U-Haul Holding Co.	23,684	1,440
	Century Communities Inc.	16,938	1,430
*	Brinker International Inc.	20,184	1,426
	Gray Television Inc.	226,706	1,415
	Jack in the Box Inc.	24,997	1,384
	PVH Corp.	11,464	1,376
	Macy's Inc.	69,052	1,345
*	SkyWest Inc.	17,538	1,310
	Dana Inc.	90,729	1,276
	Harley-Davidson Inc.	35,344	1,268
	Group 1 Automotive Inc.	4,016	1,249
*	Adient plc	43,932	1,241
	News Corp. Class A	45,388	1,234
	Lear Corp.	9,837	1,233
	Toll Brothers Inc.	9,978	1,214
	Boyd Gaming Corp.	22,031	1,175
	Playtika Holding Corp.	133,133	1,164
*	Asbury Automotive Group Inc.	4,948	1,163
	Academy Sports & Outdoors Inc.	19,947	1,151
*	Sally Beauty Holdings Inc.	92,003	1,121
*	G-III Apparel Group Ltd.	37,272	1,120
	H&R Block Inc.	22,460	1,115
	La-Z-Boy Inc.	29,606	1,111
*	M/I Homes Inc.	8,771	1,096
*	Beazer Homes USA Inc.	37,716	1,083
	Advance Auto Parts Inc.	15,091	1,066
*	Sun Country Airlines Holdings Inc.	96,915	1,026
*	American Axle & Manufacturing Holdings Inc.	127,294	972
*	Adtalem Global Education Inc.	14,751	950
	Target Corp.	5,614	877
*	Under Armour Inc. Class C	112,355	782
*	Hanesbrands Inc.	146,266	749
	Aaron's Co. Inc.	87,252	740
*	Hovnanian Enterprises Inc. Class A	5,120	736
	Marriott Vacations Worldwide Corp.	7,951	718
*	Everi Holdings Inc.	92,604	669
*	Green Brick Partners Inc.	12,019	656
*	ODP Corp.	16,746	656
*	United Parks & Resorts Inc.	12,281	642
	MillerKnoll Inc.	23,253	641
	Scholastic Corp.	17,176	623
*	Liberty Media Corp.-Liberty SiriusXM Class A	26,927	612
*	AMC Networks Inc. Class A	34,819	604
*	Xponential Fitness Inc. Class A	64,879	588
*	American Airlines Group Inc.	50,047	575
*	Crocs Inc.	3,625	564
	LKQ Corp.	12,899	555
	Upbound Group Inc.	16,116	529
	Caleres Inc.	14,957	519
*	Penn Entertainment Inc.	26,261	460
	Standard Motor Products Inc.	14,981	460
	Nexstar Media Group Inc.	2,677	444
*	EW Scripps Co. Class A	159,316	433
	Rush Enterprises Inc. Class A	9,551	431
*	Genesco Inc.	14,483	413
	Haverty Furniture Cos. Inc.	13,712	390
*	MasterCraft Boat Holdings Inc.	18,309	386
	Graham Holdings Co. Class B	488	367
	Movado Group Inc.	13,823	366
	Matthews International Corp. Class A	12,602	357
*	Hilton Grand Vacations Inc.	7,424	307
	eBay Inc.	5,573	302
	Build-A-Bear Workshop Inc.	10,999	298
*	Fox Factory Holding Corp.	5,993	279
	Tapestry Inc.	5,883	256

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Eastman Kodak Co.	45,423	243
*	Bally's Corp.	18,349	223
*	Denny's Corp.	29,931	218
*	Driven Brands Holdings Inc.	18,880	217
	Shoe Carnival Inc.	4,735	179
	Oxford Industries Inc.	1,600	177
*	Liberty Media Corp.-Liberty Live Class A	3,884	142
			117,181
Consumer Staples (7.0%)
	Altria Group Inc.	178,051	8,235
	CVS Health Corp.	119,038	7,095
	McKesson Corp.	5,666	3,227
	Archer-Daniels-Midland Co.	49,876	3,114
	Molson Coors Beverage Co. Class B	40,934	2,243
	Conagra Brands Inc.	67,371	2,013
	Bunge Global SA	16,515	1,777
	Kroger Co.	30,330	1,588
	Kraft Heinz Co.	44,498	1,574
	General Mills Inc.	21,161	1,455
	B&G Foods Inc.	147,038	1,403
	Seaboard Corp.	375	1,253
	Nu Skin Enterprises Inc. Class A	92,251	1,231
*	Hain Celestial Group Inc.	149,433	1,145
	Ingredion Inc.	9,646	1,134
	Ingles Markets Inc. Class A	14,646	1,071
*	United Natural Foods Inc.	86,399	1,038
*	Herbalife Ltd.	95,842	987
	SpartanNash Co.	44,749	879
	Philip Morris International Inc.	8,525	864
	Vector Group Ltd.	77,024	845
*	Darling Ingredients Inc.	20,584	832
	Andersons Inc.	15,239	798
	Dole plc	57,236	708
	Fresh Del Monte Produce Inc.	28,849	674
	ACCO Brands Corp.	106,996	545
*	Pilgrim's Pride Corp.	9,608	345
	Universal Corp.	6,216	298
	Weis Markets Inc.	3,707	243
*	Olaplex Holdings Inc.	118,790	211
	Edgewell Personal Care Co.	5,129	198
	Medifast Inc.	7,300	188
			49,211
Energy (12.5%)
	Phillips 66	42,352	6,019
	Valero Energy Corp.	37,902	5,956
	Chevron Corp.	34,054	5,527
	Marathon Petroleum Corp.	28,520	5,037
	Exxon Mobil Corp.	40,704	4,773
	EOG Resources Inc.	35,798	4,459
	ConocoPhillips	32,744	3,814
	Occidental Petroleum Corp.	59,089	3,693
	Diamondback Energy Inc.	13,627	2,715
	PBF Energy Inc. Class A	53,816	2,493
	Williams Cos. Inc.	58,955	2,447
	SM Energy Co.	43,008	2,169
	Chord Energy Corp.	10,524	1,951
	Coterra Energy Inc.	62,882	1,793
*	Gulfport Energy Corp.	10,699	1,731
	HF Sinclair Corp.	27,220	1,503
	Murphy Oil Corp.	34,943	1,495
	Ovintiv Inc. (XNYS)	28,935	1,495
	Schlumberger NV	30,271	1,389
	Matador Resources Co.	20,093	1,275
	Patterson-UTI Energy Inc.	112,243	1,237
	Civitas Resources Inc.	15,880	1,168
	DTE Midstream LLC	16,868	1,132
	Berry Corp.	161,036	1,122
*	ProPetro Holding Corp.	114,400	1,096
	Arch Resources Inc.	6,108	1,062

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	California Resources Corp.	21,527	1,019
	Golar LNG Ltd.	38,312	1,007
*	Helix Energy Solutions Group Inc.	81,928	943
	Crescent Energy Co. Class A	72,231	910
	Noble Corp. plc	19,468	905
*	CONSOL Energy Inc.	8,285	859
	EQT Corp.	20,757	853
	Kinder Morgan Inc.	38,204	745
*	Bristow Group Inc.	20,314	730
	SunCoke Energy Inc.	68,560	723
	Warrior Met Coal Inc.	10,424	713
	World Kinect Corp.	24,873	655
	Northern Oil & Gas Inc.	15,633	640
*	Seadrill Ltd.	12,082	627
	Liberty Energy Inc.	24,663	609
	SandRidge Energy Inc.	41,363	578
	Peabody Energy Corp.	23,176	574
*	Par Pacific Holdings Inc.	20,980	569
*	Kosmos Energy Ltd.	79,166	483
	Range Resources Corp.	12,983	479
	Alpha Metallurgical Resources Inc.	1,502	474
	VAALCO Energy Inc.	71,952	459
*	Borr Drilling Ltd.	62,445	430
*	Oil States International Inc.	94,762	424
*	REX American Resources Corp.	8,133	407
	APA Corp.	12,616	385
*	Antero Resources Corp.	10,511	375
	Delek US Holdings Inc.	14,287	364
*	Talos Energy Inc.	27,232	327
	Riley Exploration Permian Inc.	10,831	316
*	DMC Global Inc.	22,870	297
	Select Water Solutions Inc.	21,931	240
	Devon Energy Corp.	2,827	139
			87,809
Financials (25.8%)
	Bank of America Corp.	152,518	6,099
	Citigroup Inc.	91,595	5,707
	Truist Financial Corp.	147,626	5,573
	Wells Fargo & Co.	89,034	5,335
	US Bancorp	120,733	4,896
	JPMorgan Chase & Co.	22,010	4,460
	American International Group Inc.	54,249	4,276
	Chubb Ltd.	13,461	3,645
	MetLife Inc.	48,696	3,524
	Travelers Cos. Inc.	15,901	3,430
	Bank of New York Mellon Corp.	54,178	3,230
	Goldman Sachs Group Inc.	7,011	3,201
	Prudential Financial Inc.	26,558	3,196
	Essent Group Ltd.	54,577	3,095
	Unum Group	52,743	2,841
	Lincoln National Corp.	78,183	2,579
	Morgan Stanley	24,123	2,360
	Ally Financial Inc.	57,250	2,231
	PNC Financial Services Group Inc.	13,939	2,194
	MGIC Investment Corp.	97,036	2,038
	Columbia Banking System Inc.	100,947	1,946
	Radian Group Inc.	61,665	1,926
	Axis Capital Holdings Ltd.	25,525	1,886
	Old National Bancorp	110,170	1,883
	Webster Financial Corp.	40,085	1,773
*	Enstar Group Ltd.	5,450	1,707
*	Brighthouse Financial Inc.	38,238	1,702
	Synovus Financial Corp.	40,966	1,626
	Jefferies Financial Group Inc.	32,534	1,513
	S&T Bancorp Inc.	47,242	1,507
	FNB Corp.	107,001	1,473
	Affiliated Managers Group Inc.	8,999	1,463
*	Arch Capital Group Ltd.	13,801	1,416
	First Financial Bancorp	63,103	1,407

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Hancock Whitney Corp.	29,523	1,380
	Valley National Bancorp	190,684	1,360
	Allstate Corp.	8,051	1,349
	OceanFirst Financial Corp.	87,686	1,320
	Invesco Ltd.	83,591	1,313
	WaFd Inc.	46,181	1,294
	Enterprise Financial Services Corp.	33,345	1,290
	KeyCorp	89,414	1,285
	First Horizon Corp.	79,828	1,264
	M&T Bank Corp.	8,113	1,230
	Prosperity Bancshares Inc.	19,425	1,210
	Citizens Financial Group Inc.	34,240	1,208
	Hope Bancorp Inc.	110,226	1,161
	Cadence Bank	39,483	1,127
	Zions Bancorp NA	26,077	1,126
	BankUnited Inc.	37,381	1,072
	WesBanco Inc.	38,742	1,069
	Western Alliance Bancorp	16,685	1,052
	Renasant Corp.	34,321	1,034
	Provident Financial Services Inc.	71,668	1,032
	Fulton Financial Corp.	59,989	1,010
	Comerica Inc.	19,538	1,001
	Ameris Bancorp	19,996	999
	Associated Banc-Corp.	46,577	998
	RenaissanceRe Holdings Ltd.	4,360	993
*	Metropolitan Bank Holding Corp.	23,371	983
*	Customers Bancorp Inc.	21,573	977
	Navient Corp.	64,670	975
	OneMain Holdings Inc.	19,341	950
	Peoples Bancorp Inc.	32,073	935
	Old Republic International Corp.	29,064	924
*	Mr Cooper Group Inc.	10,986	916
	Stifel Financial Corp.	11,285	914
	James River Group Holdings Ltd.	116,492	910
	Bank OZK	21,695	909
	Banc of California Inc.	64,192	890
	Fidelity National Financial Inc.	17,659	889
	Everest Group Ltd.	2,261	884
	First Citizens BancShares Inc. Class A	513	871
	Towne Bank	31,669	861
	Charles Schwab Corp.	11,712	858
	Trustmark Corp.	29,260	853
	Eagle Bancorp Inc.	47,022	848
	Atlantic Union Bankshares Corp.	25,701	839
	Veritex Holdings Inc.	40,959	836
*	Genworth Financial Inc. Class A	132,568	834
	First Busey Corp.	36,561	827
	Eastern Bankshares Inc.	59,842	820
	Stewart Information Services Corp.	12,897	816
	Pacific Premier Bancorp Inc.	33,935	755
	Regions Financial Corp.	38,346	742
	Dime Community Bancshares Inc.	39,190	724
	First Commonwealth Financial Corp.	53,462	722
	Jackson Financial Inc. Class A	9,480	721
	Pinnacle Financial Partners Inc.	8,911	709
	Aflac Inc.	7,676	690
	SouthState Corp.	8,908	689
	Bank of NT Butterfield & Son Ltd.	19,965	680
	TrustCo Bank Corp. NY	23,875	664
	CNA Financial Corp.	14,143	650
	Sandy Spring Bancorp Inc.	26,846	629
	Nelnet Inc. Class A	6,040	626
	Universal Insurance Holdings Inc.	31,715	625
	Cathay General Bancorp	16,808	619
	Raymond James Financial Inc.	4,921	604
	East West Bancorp Inc.	7,974	592
	TriCo Bancshares	15,438	588
*	Axos Financial Inc.	10,741	579
	Equitable Holdings Inc.	13,780	572
	Heritage Financial Corp.	31,323	568

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	1st Source Corp.	10,777	554
	BOK Financial Corp.	6,089	552
	NBT Bancorp Inc.	14,613	543
	Banner Corp.	11,566	542
	First Merchants Corp.	16,397	542
	Northwest Bancshares Inc.	49,511	542
	First American Financial Corp.	9,541	530
	Hartford Financial Services Group Inc.	5,101	528
	United Bankshares Inc.	16,260	527
	Janus Henderson Group plc	15,233	510
*	NMI Holdings Inc. Class A	14,954	496
	Berkshire Hills Bancorp Inc.	21,895	487
	Huntington Bancshares Inc.	34,921	486
	Globe Life Inc.	5,848	484
	First Foundation Inc.	81,441	482
	First Interstate BancSystem Inc. Class A	17,814	473
*	StoneX Group Inc.	6,306	473
	Nicolet Bankshares Inc.	5,864	472
	Popular Inc.	5,294	471
	Hanmi Financial Corp.	29,361	463
	Franklin Resources Inc.	19,521	461
	Brookline Bancorp Inc.	51,761	448
	Independent Bank Corp. (XNGS)	8,809	447
	Principal Financial Group Inc.	5,379	441
	Premier Financial Corp.	21,991	433
	ConnectOne Bancorp Inc.	22,805	425
	OFG Bancorp	10,453	388
	PennyMac Financial Services Inc.	4,043	366
	First Bancshares Inc.	13,614	345
	Reinsurance Group of America Inc.	1,603	336
	Capitol Federal Financial Inc.	58,265	301
	Horizon Bancorp Inc.	24,490	299
*	Markel Group Inc.	181	297
	Origin Bancorp Inc.	9,475	296
	Byline Bancorp Inc.	12,450	288
	Hanover Insurance Group Inc.	2,168	286
*	LendingClub Corp.	31,406	280
	SLM Corp.	12,932	278
*	Enova International Inc.	4,468	275
	Carlyle Group Inc.	6,409	275
	First Bancorp/Southern Pines NC	8,472	267
	CNO Financial Group Inc.	9,049	260
	Simmons First National Corp. Class A	14,056	244
	Amalgamated Financial Corp.	8,925	226
	Cullen/Frost Bankers Inc.	2,077	211
	QCR Holdings Inc.	3,298	187
	National Bank Holdings Corp. Class A	4,918	179
	Preferred Bank	2,304	172
	Enact Holdings Inc.	5,535	170
	Northfield Bancorp Inc.	18,909	168
	Corebridge Financial Inc.	5,615	164
	State Street Corp.	2,122	160
	Home BancShares Inc.	6,563	154
	Employers Holdings Inc.	3,556	150
	United Community Banks Inc.	5,480	141
			181,357
Health Care (8.3%)
	Bristol-Myers Squibb Co.	126,064	5,180
	HCA Healthcare Inc.	14,815	5,033
	Cigna Group	14,247	4,910
	Pfizer Inc.	160,308	4,594
	Gilead Sciences Inc.	58,584	3,765
	Medtronic plc	35,809	2,914
	Elevance Health Inc.	5,073	2,732
	Cardinal Health Inc.	23,811	2,364
	Humana Inc.	4,974	1,781
	Organon & Co.	80,107	1,709
	Viatris Inc.	148,931	1,579
	Perrigo Co. plc	53,188	1,464

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	United Therapeutics Corp.	5,055	1,391
	Royalty Pharma plc Class A	48,884	1,340
*	Envista Holdings Corp.	67,904	1,315
	Johnson & Johnson	8,852	1,298
*	Elanco Animal Health Inc. (XNYS)	72,070	1,274
*	Centene Corp.	17,743	1,270
	Universal Health Services Inc. Class B	6,641	1,260
*	AdaptHealth Corp.	119,355	1,131
*	Jazz Pharmaceuticals plc	10,523	1,108
	Premier Inc. Class A	54,772	1,036
	Becton Dickinson & Co.	4,409	1,023
*	Pediatrix Medical Group Inc.	137,758	1,007
*	Ironwood Pharmaceuticals Inc.	151,636	955
*	Owens & Minor Inc.	54,479	950
*	Omnicell Inc.	17,348	565
	Embecta Corp.	40,400	500
	Dentsply Sirona Inc.	16,850	472
*	Inmode Ltd.	24,664	472
*	QuidelOrtho Corp.	10,615	469
*	Pacira BioSciences Inc.	15,369	466
*	Integra LifeSciences Holdings Corp.	9,468	293
	Quest Diagnostics Inc.	1,990	283
*	Amneal Pharmaceuticals Inc.	34,462	230
*	TruBridge Inc.	20,873	196
*	Zimvie Inc.	10,629	177
*	Varex Imaging Corp.	11,404	176
			58,682
Industrials (14.1%)
	FedEx Corp.	25,174	6,393
	Capital One Financial Corp.	34,371	4,731
	Air Lease Corp.	76,654	3,652
*	Fiserv Inc.	23,138	3,465
*	Mohawk Industries Inc.	24,291	2,962
	Ryder System Inc.	23,855	2,898
	Berry Global Group Inc.	43,749	2,620
	Synchrony Financial	59,139	2,590
	International Seaways Inc.	36,645	2,361
*	Gates Industrial Corp. plc	131,568	2,292
	Matson Inc.	17,265	2,213
	General Dynamics Corp.	6,745	2,022
	Teekay Tankers Ltd. Class A	27,677	2,016
	Scorpio Tankers Inc.	23,266	1,909
*	O-I Glass Inc.	145,246	1,843
	Fidelity National Information Services Inc.	22,652	1,719
*	PayPal Holdings Inc.	23,976	1,510
	Ardmore Shipping Corp.	64,389	1,443
	Genco Shipping & Trading Ltd.	62,969	1,418
	Sensata Technologies Holding plc	33,084	1,367
	Knight-Swift Transportation Holdings Inc.	27,445	1,324
	Sonoco Products Co.	20,929	1,284
	MDU Resources Group Inc.	50,368	1,271
	WESCO International Inc.	6,737	1,209
*	Resideo Technologies Inc.	54,976	1,188
*	BlueLinx Holdings Inc.	11,261	1,159
	Bread Financial Holdings Inc.	27,557	1,151
	AGCO Corp.	10,590	1,137
*	Air Transport Services Group Inc.	80,509	1,087
	Deluxe Corp.	47,567	1,081
	DHT Holdings Inc.	85,053	1,029
	Schneider National Inc. Class B	45,518	1,023
*	Tutor Perini Corp.	45,444	1,003
	Allison Transmission Holdings Inc.	13,052	989
	RTX Corp.	8,862	955
	Terex Corp.	15,813	944
	ManpowerGroup Inc.	12,424	927
	Patrick Industries Inc.	7,820	896
*	Titan International Inc.	107,358	888
	Regal Rexnord Corp.	5,453	815
*	PagSeguro Digital Ltd. Class A	64,782	794

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Herc Holdings Inc.	5,461	792
	Quanex Building Products Corp.	24,006	791
	Nordic American Tankers Ltd.	189,860	786
	Huntington Ingalls Industries Inc.	3,089	782
	Costamare Inc.	48,341	774
	REV Group Inc.	28,096	770
	SFL Corp. Ltd.	51,612	739
	Safe Bulkers Inc.	128,333	728
*	Green Dot Corp. Class A	70,756	701
*	BrightView Holdings Inc.	49,592	685
	Textron Inc.	7,766	680
*	CoreCivic Inc.	41,869	672
	Owens Corning	3,666	664
	Dorian LPG Ltd.	12,727	644
	Golden Ocean Group Ltd.	44,329	638
*	Manitowoc Co. Inc.	50,697	630
*	JELD-WEN Holding Inc.	40,514	628
	Wabash National Corp.	26,756	605
	PACCAR Inc.	5,446	585
	Brunswick Corp.	7,057	582
	Forward Air Corp.	32,998	554
	Deere & Co.	1,438	539
*	Repay Holdings Corp.	51,746	504
*	Builders FirstSource Inc.	3,124	502
*	DXP Enterprises Inc.	10,085	501
*	Titan Machinery Inc.	26,094	491
	Resources Connection Inc.	42,407	486
*	American Woodmark Corp.	5,334	459
*	Alight Inc. Class A	59,193	459
	Graphic Packaging Holding Co.	15,956	452
	Korn Ferry	6,854	452
*	Cross Country Healthcare Inc.	29,046	439
*	ASGN Inc.	4,559	428
*	Conduent Inc.	114,799	402
	Greif Inc. Class A	6,189	402
	3M Co.	3,965	397
	GATX Corp.	2,809	388
*	Teekay Corp.	39,618	388
	Insteel Industries Inc.	11,330	372
	Kelly Services Inc. Class A	16,723	364
	TTEC Holdings Inc.	48,164	302
*	Hillman Solutions Corp.	31,837	293
	Atkore Inc.	1,884	287
	Hub Group Inc. Class A	6,659	287
	Werner Enterprises Inc.	7,166	269
	ArcBest Corp.	2,473	261
*	Babcock & Wilcox Enterprises Inc.	191,477	224
	EnerSys	1,921	207
	Kronos Worldwide Inc.	14,369	204
	Covenant Logistics Group Inc.	4,244	202
*	StoneCo. Ltd. Class A	14,424	200
	Greenbrier Cos. Inc.	3,286	182
	Global Payments Inc.	1,530	156
			99,507
Real Estate (0.4%)
	Newmark Group Inc. Class A	94,497	984
*	Jones Lang LaSalle Inc.	4,559	921
	RE/MAX Holdings Inc. Class A	63,154	511
*	Cushman & Wakefield plc	44,985	500
*	Anywhere Real Estate Inc.	53,419	217
			3,133
Technology (5.2%)
	HP Inc.	99,273	3,623
	QUALCOMM Inc.	16,341	3,334
*	TTM Technologies Inc.	109,562	2,038
	Concentrix Corp.	29,751	1,825
	Intel Corp.	55,888	1,724
	Hewlett Packard Enterprise Co.	88,370	1,560
	TD SYNNEX Corp.	11,486	1,503

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Arrow Electronics Inc.	10,560	1,387
*	Consensus Cloud Solutions Inc.	71,267	1,345
*	DXC Technology Co.	81,876	1,273
*	RingCentral Inc. Class A	36,744	1,257
*	Ziff Davis Inc.	19,185	1,105
	International Business Machines Corp.	6,260	1,045
	Avnet Inc.	16,599	906
	Adeia Inc.	76,195	901
*	Qorvo Inc.	8,748	861
	Amkor Technology Inc.	24,960	813
*	Digital Turbine Inc.	400,542	757
	Science Applications International Corp.	5,587	752
*	NCR Voyix Corp.	56,452	744
*	Bumble Inc. Class A	62,474	731
*	Coherent Corp.	12,293	701
*	ScanSource Inc.	14,470	686
*	Dropbox Inc. Class A	28,288	637
	Vishay Intertechnology Inc.	26,841	634
*	Sanmina Corp.	8,404	576
	Xerox Holdings Corp.	40,725	573
*	NetScout Systems Inc.	26,680	548
	SS&C Technologies Holdings Inc.	8,006	497
*	Alphabet Inc. Class C	2,623	456
*	Photronics Inc.	15,383	421
*	Verint Systems Inc.	11,931	354
	Dun & Bradstreet Holdings Inc.	34,715	333
*	E2open Parent Holdings Inc.	70,389	328
	SolarWinds Corp.	17,241	200
	Immersion Corp.	18,472	185
*	Unisys Corp.	34,715	149
			36,762
Telecommunications (4.3%)
	AT&T Inc.	394,123	7,181
	Comcast Corp. Class A	173,540	6,947
	Verizon Communications Inc.	166,449	6,849
	T-Mobile US Inc.	11,378	1,991
*	Liberty Latin America Ltd. Class C	157,915	1,432
	Telephone and Data Systems Inc.	68,334	1,359
	Bel Fuse Inc. Class B	14,982	1,022
*	CommScope Holding Co. Inc.	698,100	1,005
	Cable One Inc.	2,578	995
	Cisco Systems Inc.	19,870	924
*	Liberty Latin America Ltd. Class A	39,712	360
			30,065
Total Common Stocks (Cost $622,079)			699,945
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $2,447)	24,477	2,448
Total Investments (99.9%) (Cost $624,526)			702,393
Other Assets and Liabilities—Net (0.1%)			859
Net Assets (100%)			703,252
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

U.S. Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	10	2,648	82
Micro E-mini S&P 500 Index	June 2024	8	212	5
				87

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $622,079)	699,945
Affiliated Issuers (Cost $2,447)	2,448
Total Investments in Securities	702,393
Investment in Vanguard	21
Cash Collateral Pledged—Futures Contracts	128
Receivables for Accrued Income	1,347
Variation Margin Receivable—Futures Contracts	23
Total Assets	703,912
Liabilities
Due to Custodian	43
Payables for Investment Securities Purchased	577
Payables to Vanguard	40
Total Liabilities	660
Net Assets	703,252
At May 31, 2024, net assets consisted of:

Paid-in Capital	719,462
Total Distributable Earnings (Loss)	(16,210)
Net Assets	703,252

Net Assets
Applicable to 6,050,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	703,252
Net Asset Value Per Share	$116.24

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends[1]	8,503
Interest[2]	65
Securities Lending—Net	2
Total Income	8,570
Expenses
The Vanguard Group—Note B
Investment Advisory Services	102
Management and Administrative	294
Marketing and Distribution	17
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	437
Net Investment Income	8,133
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(5,371)
Futures Contracts	444
Realized Net Gain (Loss)	(4,927)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	80,411
Futures Contracts	(59)
Change in Unrealized Appreciation (Depreciation)	80,352
Net Increase (Decrease) in Net Assets Resulting from Operations	83,558
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $62,000, ($1,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,461,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,133	15,916
Realized Net Gain (Loss)	(4,927)	37,070
Change in Unrealized Appreciation (Depreciation)	80,352	(61,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,558	(8,856)
Distributions
Total Distributions	(8,040)	(15,929)
Capital Share Transactions
Issued	44,306	221,012
Issued in Lieu of Cash Distributions	—	—
Redeemed	(7,955)	(275,525)
Net Increase (Decrease) from Capital Share Transactions	36,351	(54,513)
Total Increase (Decrease)	111,869	(79,298)
Net Assets
Beginning of Period	591,383	670,681
End of Period	703,252	591,383

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$103.30	$105.20	$99.84	$73.96	$75.51	$74.35
Investment Operations
Net Investment Income[1]	1.364	2.689	2.220	1.923	1.689	1.671
Net Realized and Unrealized Gain (Loss) on Investments	12.948	(1.898)	5.212	25.644	(1.634)	1.053
Total from Investment Operations	14.312	.791	7.432	27.567	.055	2.724
Distributions
Dividends from Net Investment Income	(1.372)	(2.691)	(2.072)	(1.687)	(1.605)	(1.564)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.372)	(2.691)	(2.072)	(1.687)	(1.605)	(1.564)
Net Asset Value, End of Period	$116.24	$103.30	$105.20	$99.84	$73.96	$75.51
Total Return	13.88%	0.97%	7.63%	37.51%	0.70%	3.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$703	$591	$671	$448	$133	$81
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[2]	0.13%[2]	0.13%	0.14%[2]	0.14%[2]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.68%	2.22%	1.98%	2.68%	2.32%
Portfolio Turnover Rate	18%[3]	24%[3]	64%[3]	43%[3]	52%[3]	73%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

U.S. Value Factor ETF
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	624,526
Gross Unrealized Appreciation	106,130
Gross Unrealized Depreciation	(28,176)
Net Unrealized Appreciation (Depreciation)	77,954
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $92,237,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2024, the fund purchased $166,058,000 of investment securities and sold $121,491,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $7,911,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $2,132,000 and sales were $2,080,000, resulting in net realized loss of $468,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	395	2,120
Issued in Lieu of Cash Distributions	—	—
Redeemed	(70)	(2,770)
Net Increase (Decrease) in Shares Outstanding	325	(650)

U.S. Value Factor ETF
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, two shareholders were each a record or beneficial owner of 25% of the fund’s net assets, with a combined ownership of 54%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q44192 072024

Financial Statements
For the six-months ended May 31, 2024
Vanguard U.S. Multifactor Fund

Contents
Financial Statements	1

U.S. Multifactor Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Basic Materials (4.2%)
	Nucor Corp.	5,228	883
	Mueller Industries Inc.	9,820	578
	Boise Cascade Co.	2,810	386
	UFP Industries Inc.	2,477	296
	Reliance Inc.	945	284
	Steel Dynamics Inc.	2,032	272
*	Cleveland-Cliffs Inc.	15,602	270
*	Clearwater Paper Corp.	4,757	253
	Olympic Steel Inc.	4,370	228
	Hawkins Inc.	2,572	224
	Sylvamo Corp.	2,771	198
*	Metallus Inc.	7,445	179
	Westlake Corp.	1,046	168
	Commercial Metals Co.	2,803	158
	CF Industries Holdings Inc.	1,785	142
	LyondellBasell Industries NV Class A	1,426	142
	Freeport-McMoRan Inc.	1,772	93
	Southern Copper Corp.	644	76
	Timken Co.	823	71
	Olin Corp.	1,053	57
	Fastenal Co.	556	37
			4,995
Consumer Discretionary (18.4%)
	Target Corp.	6,635	1,036
	Booking Holdings Inc.	234	884
	Costco Wholesale Corp.	975	790
	DR Horton Inc.	4,433	655
	General Motors Co.	12,403	558
	PVH Corp.	4,530	544
	Signet Jewelers Ltd.	4,768	522
	News Corp. Class B	18,437	514
	Walmart Inc.	7,787	512
	Perdoceo Education Corp.	21,587	486
	H&R Block Inc.	9,508	472
*	Deckers Outdoor Corp.	412	451
*	G-III Apparel Group Ltd.	13,269	399
	Macy's Inc.	18,915	368
*	Abercrombie & Fitch Co. Class A	2,124	367
*	Skechers USA Inc. Class A	5,142	367
*	AutoNation Inc.	1,978	337
	PulteGroup Inc.	2,655	311
	Dick's Sporting Goods Inc.	1,339	305
	Travel & Leisure Co.	6,919	304
*	M/I Homes Inc.	2,381	297
*	Adtalem Global Education Inc.	4,468	288
	Lennar Corp. Class A	1,782	286
	Ralph Lauren Corp.	1,531	286
	Williams-Sonoma Inc.	975	286
	KB Home	3,877	274
	Steelcase Inc. Class A	19,785	270
*	AutoZone Inc.	94	260
*	O'Reilly Automotive Inc.	266	256
	Meritage Homes Corp.	1,426	251
	Lennar Corp. Class B	1,703	249
*	NVR Inc.	32	246
*	Brinker International Inc.	3,443	243
	Dillard's Inc. Class A	533	238
	Bath & Body Works Inc.	4,573	237
	Thor Industries Inc.	2,356	234
1

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Murphy USA Inc.	495	217
	MillerKnoll Inc.	7,710	213
	Toll Brothers Inc.	1,718	209
	Scholastic Corp.	5,728	208
	American Eagle Outfitters Inc.	9,042	199
	TJX Cos. Inc.	1,920	198
	Tapestry Inc.	4,541	197
	Ethan Allen Interiors Inc.	6,692	195
	Caleres Inc.	5,506	191
*	Tri Pointe Homes Inc.	4,696	182
	Kohl's Corp.	7,737	173
	Group 1 Automotive Inc.	537	167
	Gap Inc.	5,710	165
	eBay Inc.	3,009	163
	La-Z-Boy Inc.	4,351	163
	Interface Inc.	10,080	162
*	Stride Inc.	2,346	161
	Upbound Group Inc.	4,886	160
*	Central Garden & Pet Co. Class A	4,236	158
*	Taylor Morrison Home Corp.	2,734	158
	Nordstrom Inc.	6,926	153
*	1-800-Flowers.com Inc. Class A	15,589	151
*	SkyWest Inc.	2,000	149
*	ODP Corp.	3,793	149
*	Royal Caribbean Cruises Ltd.	1,002	148
*	Hanesbrands Inc.	28,370	145
	Acushnet Holdings Corp.	2,169	143
*	Urban Outfitters Inc.	3,288	137
	Build-A-Bear Workshop Inc.	4,930	133
*	Green Brick Partners Inc.	2,403	131
*	Cavco Industries Inc.	353	126
	Standard Motor Products Inc.	4,100	126
*	Dream Finders Homes Inc. Class A	4,358	124
	Lowe's Cos. Inc.	486	108
	Oxford Industries Inc.	966	107
*	e.l.f. Beauty Inc.	544	102
	Penske Automotive Group Inc.	629	96
	Worthington Enterprises Inc.	1,652	94
	Designer Brands Inc. Class A	9,240	93
	Academy Sports & Outdoors Inc.	1,612	93
	Guess? Inc.	3,776	88
	Haverty Furniture Cos. Inc.	3,085	88
	Carter's Inc.	1,124	77
*	Expedia Group Inc.	681	77
	Movado Group Inc.	2,619	69
	Winnebago Industries Inc.	1,116	69
	Shoe Carnival Inc.	1,771	67
*	Asbury Automotive Group Inc.	275	65
	PriceSmart Inc.	774	65
	Rush Enterprises Inc. Class A	1,431	65
	Buckle Inc.	1,659	64
*	Cars.com Inc.	2,962	60
	John Wiley & Sons Inc. Class A	1,650	60
	Century Communities Inc.	698	59
	Best Buy Co. Inc.	646	55
	Sonic Automotive Inc. Class A	936	53
*	Crocs Inc.	327	51
	Garmin Ltd.	205	34
	Strategic Education Inc.	289	33
*	Malibu Boats Inc. Class A	802	31
*	Turtle Beach Corp.	1,712	28
*	Grand Canyon Education Inc.	181	26
	Tempur Sealy International Inc.	468	24
			21,838
Consumer Staples (3.7%)
	Kroger Co.	19,533	1,023
	McKesson Corp.	1,661	946
	Ingredion Inc.	2,842	334
	Colgate-Palmolive Co.	2,992	278
2

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Ingles Markets Inc. Class A	3,353	245
	Andersons Inc.	4,572	239
*	Sprouts Farmers Market Inc.	2,539	201
	Coca-Cola Consolidated Inc.	200	196
	Casey's General Stores Inc.	576	191
*	Performance Food Group Co.	2,207	154
	Cal-Maine Foods Inc.	2,470	152
	Cencora Inc.	534	121
	Weis Markets Inc.	1,751	115
	ACCO Brands Corp.	20,061	102
	SpartanNash Co.	4,059	80
	Vector Group Ltd.	3,335	37
	Edgewell Personal Care Co.	591	23
			4,437
Energy (12.0%)
	Valero Energy Corp.	6,828	1,073
	EOG Resources Inc.	7,998	996
	Marathon Petroleum Corp.	5,303	937
	Exxon Mobil Corp.	6,130	719
	ConocoPhillips	5,554	647
	Phillips 66	4,068	578
	Diamondback Energy Inc.	2,433	485
	Chord Energy Corp.	2,262	419
	Arch Resources Inc.	2,398	417
	Select Water Solutions Inc.	36,261	396
	Liberty Energy Inc.	13,979	345
	Northern Oil & Gas Inc.	7,679	314
*	MRC Global Inc.	22,696	302
	SunCoke Energy Inc.	28,290	299
	SM Energy Co.	5,626	284
	Helmerich & Payne Inc.	6,716	256
*	Weatherford International plc	2,080	250
	Murphy Oil Corp.	5,752	246
	Occidental Petroleum Corp.	3,889	243
*	Helix Energy Solutions Group Inc.	21,045	242
	California Resources Corp.	5,118	242
	Devon Energy Corp.	4,819	237
	Magnolia Oil & Gas Corp. Class A	9,143	237
	Coterra Energy Inc.	8,156	233
*	CONSOL Energy Inc.	2,250	233
	Permian resources Corp.	14,147	232
	HF Sinclair Corp.	4,163	230
*	Gulfport Energy Corp.	1,379	223
	Chesapeake Energy Corp.	2,424	220
	Matador Resources Co.	3,321	211
	Warrior Met Coal Inc.	3,063	210
*	DNOW Inc.	13,601	198
	Berry Corp.	25,664	179
	PBF Energy Inc. Class A	3,758	174
*	Newpark Resources Inc.	20,212	171
	SandRidge Energy Inc.	12,156	170
	TechnipFMC plc	6,241	164
	Vitesse Energy Inc.	6,135	157
*	ProPetro Holding Corp.	14,969	143
*	Par Pacific Holdings Inc.	5,145	140
*	REX American Resources Corp.	2,788	139
	Civitas Resources Inc.	1,887	139
	Granite Ridge Resources Inc.	20,825	136
	EQT Corp.	2,541	104
	RPC Inc.	12,342	84
	CVR Energy Inc.	2,383	66
	Range Resources Corp.	1,771	65
	VAALCO Energy Inc.	7,845	50
	Ovintiv Inc. (XNYS)	654	34
	Peabody Energy Corp.	1,108	28
			14,297
Financials (23.9%)
	Wells Fargo & Co.	30,978	1,856
	American International Group Inc.	23,428	1,847
3

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Aflac Inc.	13,329	1,198
	Hartford Financial Services Group Inc.	11,548	1,195
	Bank of New York Mellon Corp.	19,298	1,150
	OneMain Holdings Inc.	16,945	832
	JPMorgan Chase & Co.	3,815	773
	SLM Corp.	31,903	685
	MGIC Investment Corp.	31,800	668
	OFG Bancorp	17,915	666
	Apollo Global Management Inc.	5,593	650
	Popular Inc.	7,138	635
	East West Bancorp Inc.	8,297	616
	Bank of NT Butterfield & Son Ltd.	17,054	581
	Enact Holdings Inc.	16,863	518
	MetLife Inc.	6,949	503
	Preferred Bank	6,641	496
	Old Republic International Corp.	15,158	482
	First BanCorp (XNYS)	23,928	424
	Ameriprise Financial Inc.	910	397
	Amalgamated Financial Corp.	15,223	385
	Bank OZK	8,867	371
	Banco Latinoamericano de Comercio Exterior SA Class E	12,255	368
	International Bancshares Corp.	6,453	367
	CNO Financial Group Inc.	12,763	366
	Primerica Inc.	1,561	353
*	NMI Holdings Inc. Class A	10,287	341
	Unum Group	5,929	319
*	Mr Cooper Group Inc.	3,640	304
	QCR Holdings Inc.	5,355	303
*	Axos Financial Inc.	5,575	300
	Citizens Financial Group Inc.	8,480	299
	Jefferies Financial Group Inc.	6,188	288
	W R Berkley Corp.	3,543	287
	Equitable Holdings Inc.	6,910	287
	Radian Group Inc.	9,027	282
	Pathward Financial Inc.	5,200	277
	Corebridge Financial Inc.	9,389	274
	Employers Holdings Inc.	6,323	267
*	Enstar Group Ltd.	849	266
*	Genworth Financial Inc. Class A	38,111	240
	First Citizens BancShares Inc. Class A	137	233
	1st Source Corp.	4,508	232
	State Street Corp.	3,003	227
*	Arch Capital Group Ltd.	2,188	225
	PennyMac Financial Services Inc.	2,457	223
	Navient Corp.	14,653	221
	Central Pacific Financial Corp.	10,536	214
	Victory Capital Holdings Inc. Class A	4,015	209
	S&T Bancorp Inc.	6,290	201
	Assured Guaranty Ltd.	2,540	197
	First Commonwealth Financial Corp.	13,972	189
	ConnectOne Bancorp Inc.	10,017	187
	Fifth Third Bancorp	4,668	175
	Affiliated Managers Group Inc.	1,039	169
	Mercury General Corp.	3,036	169
	Prudential Financial Inc.	1,336	161
	Northwest Bancshares Inc.	14,629	160
	First Merchants Corp.	4,820	159
	WSFS Financial Corp.	3,544	156
	Merchants Bancorp	3,845	154
*	Bancorp Inc.	4,531	152
	Southside Bancshares Inc.	5,517	148
	Westamerica BanCorp	3,030	148
	Ameris Bancorp	2,843	142
	LPL Financial Holdings Inc.	495	142
	Hanmi Financial Corp.	8,573	135
	Associated Banc-Corp.	5,895	126
	Evercore Inc. Class A	588	119
	Federal Agricultural Mortgage Corp. Class C	650	113
	Independent Bank Corp. (XNGS)	2,117	107
	Cathay General Bancorp	2,272	84
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Fidelity National Financial Inc.	1,472	74
	City Holding Co.	688	70
	Berkshire Hills Bancorp Inc.	3,120	69
	Park National Corp.	505	69
	CNA Financial Corp.	1,238	57
	Nelnet Inc. Class A	371	38
	Virtu Financial Inc. Class A	1,236	27
	Piper Sandler Cos.	121	26
*	Credit Acceptance Corp.	49	24
	Old Second Bancorp Inc.	1,398	20
			28,467
Health Care (6.0%)
	Cigna Group	2,639	909
	HCA Healthcare Inc.	2,321	789
	AbbVie Inc.	4,552	734
	Merck & Co. Inc.	4,215	529
	Elevance Health Inc.	917	494
*	Vertex Pharmaceuticals Inc.	1,078	491
	Cardinal Health Inc.	3,693	367
*	Collegium Pharmaceutical Inc.	10,471	347
*	Regeneron Pharmaceuticals Inc.	345	338
*	Owens & Minor Inc.	19,185	334
*	Medpace Holdings Inc.	741	286
	Eli Lilly & Co.	291	239
	SIGA Technologies Inc.	27,818	208
*	Exelixis Inc.	8,828	192
*	Amneal Pharmaceuticals Inc.	25,768	172
*	Catalyst Pharmaceuticals Inc.	10,602	171
*	United Therapeutics Corp.	593	163
	Gilead Sciences Inc.	1,767	114
*	OraSure Technologies Inc.	21,452	101
*	Zimvie Inc.	3,882	65
*	Corcept Therapeutics Inc.	1,733	52
*	Molina Healthcare Inc.	146	46
	LeMaitre Vascular Inc.	359	28
			7,169
Industrials (17.4%)
	Synchrony Financial	21,820	956
	American Express Co.	3,923	942
	Caterpillar Inc.	2,452	830
	PACCAR Inc.	7,579	815
	3M Co.	7,448	746
	Teekay Tankers Ltd. Class A	9,043	659
	Kelly Services Inc. Class A	28,293	615
*	Builders FirstSource Inc.	3,221	518
*	Teekay Corp.	43,967	430
	Ardmore Shipping Corp.	19,122	429
	EMCOR Group Inc.	1,098	427
	Sherwin-Williams Co.	1,151	350
*	Fiserv Inc.	2,333	349
*	Masterbrand Inc.	20,593	344
	United Rentals Inc.	467	313
	Parker-Hannifin Corp.	550	292
*	American Woodmark Corp.	3,326	286
	Owens Corning	1,581	286
*	BrightView Holdings Inc.	19,793	273
	Acuity Brands Inc.	1,043	271
*	GMS Inc.	2,820	265
	Cummins Inc.	853	240
	Scorpio Tankers Inc.	2,906	239
	Carlisle Cos. Inc.	543	227
*	Mohawk Industries Inc.	1,850	226
	Allison Transmission Holdings Inc.	2,925	222
	Patrick Industries Inc.	1,929	221
*	IES Holdings Inc.	1,405	214
*	TopBuild Corp.	511	214
	Argan Inc.	2,967	210
	Deluxe Corp.	9,211	209
*	BlueLinx Holdings Inc.	2,021	208
5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Dorian LPG Ltd.	4,107	208
	Crane NXT Co.	3,288	208
	Atkore Inc.	1,344	204
	Griffon Corp.	3,026	204
*	Sterling Infrastructure Inc.	1,633	201
*	Tutor Perini Corp.	9,107	201
	Comfort Systems USA Inc.	595	195
	REV Group Inc.	7,018	192
	Ryder System Inc.	1,583	192
*	Corpay Inc.	698	187
	DHT Holdings Inc.	15,385	186
	FedEx Corp.	726	184
	International Seaways Inc.	2,761	178
*	Saia Inc.	430	176
	Applied Industrial Technologies Inc.	898	173
	Moog Inc. Class A	1,011	171
	Western Union Co.	13,137	168
*	Euronet Worldwide Inc.	1,365	159
	Vontier Corp.	3,819	153
	Hubbell Inc.	383	149
	Genco Shipping & Trading Ltd.	6,625	149
*	Resideo Technologies Inc.	6,539	141
*	MYR Group Inc.	896	139
	Badger Meter Inc.	703	136
	Esab Corp.	1,296	133
	Apogee Enterprises Inc.	2,021	131
	Covenant Logistics Group Inc.	2,715	129
	Louisiana-Pacific Corp.	1,377	126
*	WEX Inc.	665	125
	Barrett Business Services Inc.	935	124
	Matson Inc.	915	117
	Pactiv Evergreen Inc.	9,401	116
*	AAR Corp.	1,549	110
*	Gibraltar Industries Inc.	1,447	109
	Quanex Building Products Corp.	3,255	107
	Insteel Industries Inc.	3,217	106
	ArcBest Corp.	970	102
	Eaton Corp. plc	285	95
	AGCO Corp.	858	92
	Snap-on Inc.	334	91
	Hub Group Inc. Class A	2,088	90
	Wabash National Corp.	3,997	90
*	Beacon Roofing Supply Inc.	902	88
	WW Grainger Inc.	94	87
	Simpson Manufacturing Co. Inc.	508	84
*	JELD-WEN Holding Inc.	5,150	80
	Old Dominion Freight Line Inc.	440	77
	Watts Water Technologies Inc. Class A	380	76
*	DXP Enterprises Inc.	1,482	74
	Visa Inc. Class A	271	74
	nVent Electric plc	876	71
	Watsco Inc.	132	63
	Kadant Inc.	215	62
	Kforce Inc.	1,003	62
	Terex Corp.	1,042	62
	Brunswick Corp.	739	61
	Nordic American Tankers Ltd.	14,322	59
	Landstar System Inc.	301	55
	Franklin Electric Co. Inc.	516	51
	General Electric Co.	308	51
*	Cross Country Healthcare Inc.	3,306	50
	Graphic Packaging Holding Co.	1,693	48
	Packaging Corp. of America	264	48
	ITT Inc.	264	35
	TriNet Group Inc.	296	31
	Valmont Industries Inc.	115	29
	Standex International Corp.	161	27
	Greif Inc. Class A	380	25
	Myers Industries Inc.	1,501	24
	Preformed Line Products Co.	182	24
6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	H&E Equipment Services Inc.	462	22
			20,673
Real Estate (0.5%)
	Newmark Group Inc. Class A	34,497	359
*	Forestar Group Inc.	4,690	160
*	GEO Group Inc.	4,482	65
			584
Technology (10.8%)
*	Alphabet Inc. Class C	7,252	1,262
	Applied Materials Inc.	4,751	1,022
	QUALCOMM Inc.	4,973	1,015
*	Alphabet Inc. Class A	5,558	959
	Meta Platforms Inc. Class A	2,020	943
	Lam Research Corp.	843	786
	KLA Corp.	919	698
	International Business Machines Corp.	4,120	687
	NVIDIA Corp.	566	621
	Salesforce Inc.	1,772	416
	Jabil Inc.	3,160	376
*	Insight Enterprises Inc.	1,915	374
*	Photronics Inc.	12,458	341
*	Cadence Design Systems Inc.	1,091	312
	Broadcom Inc.	223	296
*	F5 Inc.	1,564	264
*	Kyndryl Holdings Inc.	9,168	244
*	Daktronics Inc.	21,643	242
*	ScanSource Inc.	4,810	228
*	Fabrinet	935	224
	Amkor Technology Inc.	6,665	217
	PC Connection Inc.	3,104	210
*	Pure Storage Inc. Class A	2,852	172
	Monolithic Power Systems Inc.	193	142
	Xerox Holdings Corp.	9,616	135
*	ePlus Inc.	1,742	130
*	LiveRamp Holdings Inc.	3,300	103
	HP Inc.	2,604	95
*	Rambus Inc.	1,178	65
	TD SYNNEX Corp.	494	65
*	Sanmina Corp.	735	50
	Hackett Group Inc.	2,074	46
*	Manhattan Associates Inc.	192	42
*	Arrow Electronics Inc.	196	26
			12,808
Telecommunications (1.6%)
*	Arista Networks Inc.	2,551	759
	Verizon Communications Inc.	16,594	683
	Bel Fuse Inc. Class B	3,247	222
	Spok Holdings Inc.	9,312	142
	IDT Corp. Class B	1,687	68
			1,874
Total Common Stocks (Cost $87,817)			117,142
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[1]	Vanguard Market Liquidity Fund, 5.397% (Cost $1,789)	17,894	1,789
Total Investments (100.0%) (Cost $89,606)			118,931
Other Assets and Liabilities—Net (0.0%)			(9)
Net Assets (100%)			118,922
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7

U.S. Multifactor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2024	66	1,748	34

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $87,817)	117,142
Affiliated Issuers (Cost $1,789)	1,789
Total Investments in Securities	118,931
Investment in Vanguard	3
Cash Collateral Pledged—Futures Contracts	98
Receivables for Accrued Income	167
Receivables for Capital Shares Issued	169
Variation Margin Receivable—Futures Contracts	14
Total Assets	119,382
Liabilities
Payables for Investment Securities Purchased	450
Payables to Vanguard	10
Total Liabilities	460
Net Assets	118,922
At May 31, 2024, net assets consisted of:

Paid-in Capital	94,030
Total Distributable Earnings (Loss)	24,892
Net Assets	118,922

Net Assets
Applicable to 2,942,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,922
Net Asset Value Per Share	$40.41

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Multifactor Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends[1]	911
Interest[2]	47
Securities Lending—Net	—
Total Income	958
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7
Management and Administrative	59
Marketing and Distribution	1
Custodian Fees	3
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	90
Expenses Paid Indirectly	(1)
Net Expenses	89
Net Investment Income	869
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,974
Futures Contracts	183
Realized Net Gain (Loss)	2,157
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	13,124
Futures Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	13,113
Net Increase (Decrease) in Net Assets Resulting from Operations	16,139
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $45,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	869	1,326
Realized Net Gain (Loss)	2,157	(1,381)
Change in Unrealized Appreciation (Depreciation)	13,113	2,215
Net Increase (Decrease) in Net Assets Resulting from Operations	16,139	2,160
Distributions
Total Distributions	(754)	(1,309)
Capital Share Transactions
Issued	41,638	28,467
Issued in Lieu of Cash Distributions	637	1,097
Redeemed	(15,499)	(20,463)
Net Increase (Decrease) from Capital Share Transactions	26,776	9,101
Total Increase (Decrease)	42,161	9,952
Net Assets
Beginning of Period	76,761	66,809
End of Period	118,922	76,761

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$34.15	$33.75	$32.99	$25.47	$25.70	$24.53
Investment Operations
Net Investment Income[1]	.330	.625	.680	.466	.382	.425
Net Realized and Unrealized Gain (Loss) on Investments	6.240	.401	.725	7.485	(.214)	1.143
Total from Investment Operations	6.570	1.026	1.405	7.951	.168	1.568
Distributions
Dividends from Net Investment Income	(.310)	(.626)	(.645)	(.431)	(.398)	(.398)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.310)	(.626)	(.645)	(.431)	(.398)	(.398)
Net Asset Value, End of Period	$40.41	$34.15	$33.75	$32.99	$25.47	$25.70
Total Return[2]	19.30%	3.19%	4.43%	31.39%	0.97%	6.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119	$77	$67	$48	$26	$33
Ratio of Total Expenses to Average Net Assets	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.91%	2.13%	1.48%	1.66%	1.76%
Portfolio Turnover Rate	28%	50%	55%	62%	74%	96%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
13

U.S. Multifactor Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,606
Gross Unrealized Appreciation	29,863
Gross Unrealized Depreciation	(504)
Net Unrealized Appreciation (Depreciation)	29,359
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $6,960,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $53,632,000 of investment securities and sold $27,305,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $1,025,000 and sales were $993,000, resulting in net realized loss of $66,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
14

U.S. Multifactor Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	1,083	866
Issued in Lieu of Cash Distributions	17	34
Redeemed	(405)	(631)
Net Increase (Decrease) in Shares Outstanding	695	269
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q5162 072024
15

Financial Statements
For the six-months ended May 31, 2024
Vanguard Short-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1

Short-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.0%)
Alabama (1.3%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	150	150
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	175	175
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	50	50
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	150	150
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	140	140
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	275	276
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	155	155
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	60	62
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	515	532
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	120	120
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	377
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	105	109
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	195	199
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	420	441
Alabama GO	5.000%	8/1/27	95	98
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	185	192
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,025	1,080
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	275	299
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	70	77
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	405	405
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	160	160
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	195	203
Jefferson County AL Sewer Revenue	5.000%	10/1/27	100	104
Jefferson County AL Sewer Revenue	5.000%	10/1/28	100	105
Jefferson County AL Sewer Revenue	5.000%	10/1/29	100	107
Jefferson County AL Sewer Revenue	5.000%	10/1/30	100	108
				5,874
Arizona (1.8%)
Arizona COP, ETM	5.000%	10/1/24	175	176
Arizona COP, ETM	5.000%	10/1/25	245	250
Arizona COP, ETM	5.000%	10/1/26	80	83
Arizona COP, ETM	5.000%	10/1/27	250	263
Arizona COP, ETM	5.000%	10/1/28	625	669
Arizona COP, ETM	5.000%	10/1/29	25	27
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	100	100
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	45	46
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	35	37
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	105	112
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	100	110
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,000	1,001
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	165	165
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	350	350
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	165	165
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	355	355
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	210	219
Arizona Lottery Revenue, ETM	5.000%	7/1/28	15	16
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	340	340
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	665	666
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	70	71
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	1,000	1,004
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	130	126
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	115
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	110	110
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	200	196
Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/24	35	35
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	140	141
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	65	67
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	150	156
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	150	156
1

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	50	52
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	200	205
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	35	36
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	185	193
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	115	121
					8,045
Arkansas (0.0%)
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	135	135
California (17.2%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	48
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	120	96
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	85	89
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	260	277
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	310	313
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	135	146
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	275	277
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	25	28
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	400	393
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	276
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	110	116
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	205	225
	California Department of Water Resources Water Revenue	5.000%	12/1/24	255	257
	California Department of Water Resources Water Revenue	5.000%	12/1/25	140	141
	California Department of Water Resources Water Revenue	5.000%	12/1/27	170	181
	California Department of Water Resources Water Revenue	5.000%	12/1/28	155	161
	California Department of Water Resources Water Revenue	5.000%	12/1/29	200	208
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	365	368
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	370	373
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	340	342
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	210	212
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	50	55
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	75	77
	California GO	5.000%	8/1/24	265	265
	California GO	5.000%	8/1/24	1,020	1,022
	California GO	5.000%	8/1/24	130	130
	California GO	5.000%	8/1/24	155	155
	California GO	5.000%	8/1/24	215	215
	California GO	5.000%	9/1/24	170	170
	California GO	5.000%	9/1/24	200	200
	California GO	5.000%	9/1/24	130	130
	California GO	4.000%	10/1/24	900	900
	California GO	5.000%	10/1/24	155	156
	California GO	5.000%	10/1/24	200	201
	California GO	5.000%	10/1/24	300	301
	California GO	5.000%	10/1/24	100	100
	California GO	5.000%	11/1/24	100	101
	California GO	5.000%	11/1/24	380	382
	California GO	5.000%	11/1/24	115	116
	California GO	4.000%	12/1/24	270	271
	California GO	5.000%	12/1/24	100	101
	California GO	5.000%	12/1/24	30	30
	California GO	5.000%	3/1/25	105	106
	California GO	5.000%	4/1/25	85	86
	California GO	5.000%	8/1/25	180	183
	California GO	5.000%	8/1/25	155	158
	California GO	5.000%	8/1/25	275	280
	California GO	5.000%	9/1/25	100	102
	California GO	5.000%	9/1/25	100	102
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	9/1/25	55	56
	California GO	5.000%	9/1/25	30	31
	California GO	5.000%	9/1/25	525	535
	California GO	4.000%	10/1/25	1,000	1,008
2

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/25	215	219
	California GO	5.000%	10/1/25	25	26
	California GO	5.000%	10/1/25	250	255
	California GO	5.000%	10/1/25	310	316
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	115	118
	California GO	5.000%	11/1/25	235	240
	California GO	5.000%	11/1/25	120	123
	California GO	5.000%	11/1/25	300	307
	California GO	3.250%	2/1/26	100	99
	California GO	5.000%	3/1/26	150	152
	California GO	5.000%	4/1/26	290	298
	California GO	5.000%	4/1/26	50	51
	California GO	5.000%	8/1/26	165	171
	California GO	5.000%	8/1/26	325	330
	California GO	5.000%	8/1/26	205	212
	California GO	5.000%	8/1/26	100	103
	California GO	5.000%	9/1/26	150	155
	California GO	5.000%	9/1/26	200	207
	California GO	5.000%	9/1/26	100	103
	California GO	5.000%	9/1/26	200	207
	California GO	5.000%	9/1/26	1,000	1,035
	California GO	4.000%	10/1/26	75	76
	California GO	5.000%	10/1/26	35	36
	California GO	5.000%	10/1/26	415	430
	California GO	5.000%	10/1/26	260	267
	California GO	5.000%	10/1/26	100	104
	California GO	4.000%	11/1/26	245	249
	California GO	5.000%	11/1/26	200	208
	California GO	5.000%	11/1/26	30	31
	California GO	5.000%	12/1/26	650	675
[2]	California GO	5.000%	2/1/27	180	188
	California GO	5.000%	3/1/27	250	253
	California GO	5.000%	3/1/27	350	354
	California GO	5.000%	4/1/27	370	387
	California GO	3.500%	8/1/27	105	105
	California GO	5.000%	8/1/27	275	283
	California GO	5.000%	8/1/27	250	258
	California GO	5.000%	8/1/27	35	37
	California GO	4.000%	9/1/27	1,060	1,083
	California GO	5.000%	9/1/27	1,005	1,037
	California GO	5.000%	9/1/27	240	252
	California GO	5.000%	10/1/27	130	137
	California GO	5.000%	10/1/27	250	263
	California GO	5.000%	10/1/27	160	169
	California GO	4.000%	11/1/27	220	220
	California GO	5.000%	11/1/27	335	353
	California GO	5.000%	11/1/27	160	169
	California GO	5.000%	12/1/27	365	386
	California GO	5.000%	4/1/28	330	350
	California GO	5.000%	8/1/28	730	753
	California GO	5.000%	8/1/28	135	139
	California GO	5.000%	8/1/28	270	282
	California GO	5.000%	8/1/28	40	41
	California GO	5.000%	8/1/28	225	235
	California GO	5.000%	8/1/28	140	149
	California GO	4.000%	9/1/28	115	115
	California GO	5.000%	9/1/28	505	522
	California GO	5.000%	9/1/28	155	160
	California GO	5.000%	9/1/28	1,200	1,283
	California GO	5.000%	10/1/28	235	252
	California GO	5.000%	10/1/28	235	252
	California GO	5.000%	10/1/28	100	107
	California GO	4.000%	11/1/28	100	100
	California GO	5.000%	11/1/28	115	121
	California GO	5.000%	11/1/28	115	123
	California GO	5.000%	11/1/28	375	402
	California GO	3.000%	3/1/29	90	87
	California GO	3.000%	3/1/29	215	208
	California GO	5.000%	4/1/29	460	496
3

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/29	250	270
	California GO	3.000%	8/1/29	5	5
	California GO	5.000%	8/1/29	295	304
	California GO	5.000%	8/1/29	165	173
	California GO	5.000%	8/1/29	250	254
	California GO	5.000%	8/1/29	180	186
	California GO	5.000%	8/1/29	5	5
	California GO	5.000%	8/1/29	70	74
	California GO	5.000%	8/1/29	315	330
	California GO	5.000%	8/1/29	105	110
	California GO	5.000%	9/1/29	155	160
	California GO	5.000%	9/1/29	75	77
	California GO	5.000%	9/1/29	135	147
	California GO	5.000%	10/1/29	50	50
	California GO	5.000%	10/1/29	310	318
	California GO	5.000%	10/1/29	200	212
	California GO	5.000%	10/1/29	5	5
	California GO	5.000%	10/1/29	200	218
	California GO	5.000%	11/1/29	220	231
	California GO	5.000%	11/1/29	470	512
	California GO	5.000%	3/1/30	350	353
	California GO	5.000%	3/1/30	310	339
	California GO	5.000%	4/1/30	10	11
	California GO	5.000%	4/1/30	320	351
	California GO	5.000%	8/1/30	405	417
	California GO	5.000%	8/1/30	440	460
	California GO	5.000%	8/1/30	395	413
	California GO	5.000%	8/1/30	435	461
	California GO	5.000%	9/1/30	125	129
	California GO	5.000%	9/1/30	55	61
	California GO	5.000%	9/1/30	300	331
	California GO	5.000%	10/1/30	100	108
	California GO	5.000%	10/1/30	375	414
	California GO	5.000%	10/1/30	260	287
	California GO	5.000%	11/1/30	120	133
	California GO	5.000%	4/1/31	95	102
	California GO	5.000%	9/1/31	50	56
	California GO	5.000%	9/1/31	1,000	1,118
	California GO	5.000%	10/1/31	70	76
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	410	434
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	685	729
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	122
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/28	100	107
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	170	166
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	35	36
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	60	61
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	150	158
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	30	32
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	45	46
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	90	91
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	300	310
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	45	47
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	460	465
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	335	353
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	125	133
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	195	204
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	200	218
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	125	138
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/24	100	100
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	100	101
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	120	123
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	100	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	100	107
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	100	107
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	100	108
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	100	110
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	10	10
4

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	15	16
	California State University College & University Revenue	5.000%	11/1/25	300	307
	California State University College & University Revenue	5.000%	11/1/25	50	51
	California State University College & University Revenue	5.000%	11/1/26	180	184
	California State University College & University Revenue	3.250%	11/1/28	50	48
	California State University College & University Revenue	5.000%	11/1/28	115	121
	California State University College & University Revenue	5.000%	11/1/29	45	47
	California State University College & University Revenue	5.000%	11/1/30	320	329
	California State University College & University Revenue	5.000%	11/1/31	95	100
	California State University College & University Revenue PUT	0.550%	11/1/26	75	67
	California State University College & University Revenue PUT	3.125%	11/1/26	250	247
	California State University College & University Revenue, Prere.	4.000%	11/1/24	205	205
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,000	1,006
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	840	847
[1]	Coast Community College District GO	0.000%	8/1/28	245	211
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	392
	Coast Community College District GO, Prere.	4.500%	8/1/27	110	115
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	100	102
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/26	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	120	122
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	65	66
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	35	34
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	189
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	89
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	112
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/24	100	100
	Los Angeles CA Community College District GO	5.000%	8/1/24	200	200
	Los Angeles CA Community College District GO	5.000%	8/1/25	95	97
	Los Angeles CA Community College District GO	5.000%	8/1/25	105	107
	Los Angeles CA Community College District GO	5.000%	8/1/25	200	204
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	119
	Los Angeles CA Community College District GO	5.000%	8/1/26	130	135
	Los Angeles CA Community College District GO	5.000%	8/1/26	100	104
	Los Angeles CA Community College District GO	5.000%	8/1/27	330	348
	Los Angeles CA Community College District GO	5.000%	8/1/28	115	123
	Los Angeles CA Community College District GO	5.000%	8/1/29	100	109
[4]	Los Angeles CA Community College District GO	5.000%	8/1/29	500	544
	Los Angeles CA Community College District GO	5.000%	8/1/30	100	111
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	15	15
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	10	10
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	290	290
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	140	140
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	280	281
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	35	35
	Los Angeles CA Unified School District GO	5.000%	7/1/24	120	120
	Los Angeles CA Unified School District GO	5.000%	7/1/24	125	125
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	65
	Los Angeles CA Unified School District GO	5.000%	7/1/25	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/25	380	386
	Los Angeles CA Unified School District GO	5.000%	7/1/25	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/25	115	117
	Los Angeles CA Unified School District GO	5.000%	7/1/25	50	50
	Los Angeles CA Unified School District GO	5.000%	7/1/25	260	264
	Los Angeles CA Unified School District GO	5.000%	7/1/26	85	86
	Los Angeles CA Unified School District GO	5.000%	7/1/26	570	589
	Los Angeles CA Unified School District GO	5.000%	7/1/26	160	165
	Los Angeles CA Unified School District GO	5.000%	7/1/27	160	168
	Los Angeles CA Unified School District GO	5.000%	7/1/27	435	458
	Los Angeles CA Unified School District GO	5.000%	7/1/27	180	189
	Los Angeles CA Unified School District GO	5.000%	7/1/28	125	132
	Los Angeles CA Unified School District GO	5.000%	7/1/28	165	176
	Los Angeles CA Unified School District GO	5.000%	7/1/28	40	43
	Los Angeles CA Unified School District GO	5.000%	7/1/28	200	206
	Los Angeles CA Unified School District GO	5.000%	7/1/28	500	534
	Los Angeles CA Unified School District GO	5.000%	7/1/29	200	212
	Los Angeles CA Unified School District GO	5.000%	7/1/29	185	201
	Los Angeles CA Unified School District GO	5.000%	7/1/30	350	371
5

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	150	165
	Los Angeles CA Unified School District GO	5.000%	7/1/31	500	558
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	200	203
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	235	243
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	64
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	30	33
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	92
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	70	72
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	145	153
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	45	49
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	200	221
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	161
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	195	198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	205	212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	60	60
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	225	241
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	120	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	100	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	300	302
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	260	271
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	50	53
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	155	161
	Los Angeles Unified School District GO	2.000%	7/1/29	65	58
	Los Rios Community College District GO	3.000%	8/1/25	160	159
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	165	168
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	450
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	190	200
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	200	195
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	135	147
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	728
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	306
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	10	10
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	125	126
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	100	103
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	210	232
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	195	200
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	200	204
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	5	5
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	200	201
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	360	368
	San Diego CA Unified School District GO	5.000%	7/1/25	200	203
	San Diego CA Unified School District GO	5.000%	7/1/26	100	102
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	5	5
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	50	53
	San Diego CA Unified School District GO	5.000%	7/1/28	200	215
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	175	189
	San Diego CA Unified School District GO	4.000%	7/1/29	45	46
	San Diego CA Unified School District GO	5.000%	7/1/29	105	115
	San Diego CA Unified School District GO	4.000%	7/1/31	65	65
	San Diego CA Unified School District GO, Prere.	6.000%	7/1/24	100	100
	San Diego Community College District GO, Prere.	4.000%	8/1/26	310	316
	San Diego Community College District GO, Prere.	5.000%	8/1/26	25	26
	San Diego Community College District GO, Prere.	5.000%	8/1/26	230	239
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	320	325
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	130	131
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	160	165
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	165	171
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	155	161
	San Francisco CA City & County GO	5.000%	6/15/25	105	107
	San Francisco CA City & County GO	5.000%	6/15/27	240	253
6

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	5.000%	6/15/29	35	38
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	45	46
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	25	26
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	10	10
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	70	71
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	100	106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	140	151
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	105	115
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	102
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	240	234
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	50	49
	San Jose Evergreen Community College District GO, Prere.	4.000%	9/1/24	255	255
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	315	316
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	95	97
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	200	204
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	1,050	1,069
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/25	55	56
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	10	10
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	55	56
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	100	100
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	180	182
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	50	55
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	48
	University of California College & University Revenue	5.000%	5/15/25	150	152
	University of California College & University Revenue	5.000%	5/15/26	155	157
	University of California College & University Revenue	5.000%	5/15/26	75	78
	University of California College & University Revenue	5.000%	5/15/26	200	207
	University of California College & University Revenue	5.000%	5/15/27	70	71
	University of California College & University Revenue	5.000%	5/15/27	85	89
	University of California College & University Revenue	5.000%	5/15/28	170	182
	University of California College & University Revenue	3.250%	5/15/29	75	73
	University of California College & University Revenue	5.000%	5/15/29	145	158
	University of California College & University Revenue	5.000%	5/15/29	190	199
	University of California College & University Revenue	5.000%	5/15/30	115	120
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	230	233
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	75	76
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	130	132
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	100	101
	University of Cincinnati College & University Revenue	5.000%	5/15/29	310	337
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	100	103
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	75	76
					75,641
Colorado (0.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	30	30
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	155	169
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	25	26
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	240	248
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	460	465
	Colorado COP	5.000%	12/15/31	220	233
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	55	56
	Denver City & County School District No. 1 GO	5.000%	12/1/24	25	25
	Denver City & County School District No. 1 GO	5.000%	12/1/25	40	41
	Denver City & County School District No. 1 GO	4.000%	12/1/26	150	151
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	160	161
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	100	102
	Denver CO City & County GO	5.000%	8/1/28	100	107
	Denver CO City & County GO	5.000%	8/1/29	145	158
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	90	97
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	65	64
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	110	90
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	130	102
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	100	88
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	50	53
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	150	158
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	100	107
7

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	175	190
University of Colorado College & University Revenue PUT	2.000%	10/15/24	150	149
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	85	87
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	115	118
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	25	26
				3,301
Connecticut (2.5%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	35	35
Connecticut GO	5.000%	8/1/24	410	411
Connecticut GO	5.000%	11/15/24	70	70
Connecticut GO	5.000%	4/15/25	35	35
Connecticut GO	5.000%	5/15/25	50	51
Connecticut GO	5.000%	8/1/25	100	102
Connecticut GO	5.000%	9/15/25	300	306
Connecticut GO	5.000%	1/15/26	150	154
Connecticut GO	5.000%	4/15/26	100	103
Connecticut GO	5.000%	5/15/26	185	190
Connecticut GO	5.000%	8/1/26	100	103
Connecticut GO	5.000%	10/15/26	45	47
Connecticut GO	5.000%	11/15/26	125	127
Connecticut GO	4.000%	1/15/27	100	101
Connecticut GO	5.000%	4/15/27	145	151
Connecticut GO	5.000%	5/15/27	45	46
Connecticut GO	5.000%	6/15/27	25	25
Connecticut GO	5.000%	9/15/27	80	84
Connecticut GO	4.000%	1/15/28	125	128
Connecticut GO	5.000%	1/15/28	60	63
Connecticut GO	5.000%	4/15/28	270	286
Connecticut GO	5.000%	4/15/28	250	265
Connecticut GO	5.000%	11/15/28	80	85
Connecticut GO	5.000%	11/15/28	265	283
Connecticut GO	5.000%	4/15/29	350	376
Connecticut GO	3.250%	11/15/29	65	63
Connecticut GO	5.000%	11/15/29	115	125
Connecticut GO	4.000%	1/15/30	220	227
Connecticut GO	5.000%	4/15/30	150	161
Connecticut GO	5.000%	9/15/30	40	44
Connecticut GO	5.000%	11/15/30	10	11
Connecticut GO	5.000%	1/15/31	55	60
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/26	75	76
Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	1,000	1,002
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/24	210	210
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	60	61
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	150	152
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	80	81
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	245	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	75	77
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	103
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	103
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	175	175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	230	238
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	90	94
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	55	58
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	145	147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	135	139
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	160	169
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	125	132
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	120	121
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	390	400
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	155	167
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	20	20
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	210	210
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	15	16
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	150	164
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	120	123
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	392
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	850	832
8

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	315	303
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	10	10
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	400	391
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	42
					10,986
Delaware (0.1%)
	Delaware GO	5.000%	1/1/28	167	177
	Delaware GO	5.000%	3/1/29	25	27
	Delaware GO	5.000%	3/1/31	90	100
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	105	116
					420
District of Columbia (1.2%)
	Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	340	341
	District of Columbia College & University Revenue	5.000%	4/1/30	30	31
	District of Columbia GO	5.000%	6/1/24	370	370
	District of Columbia GO	5.000%	10/15/26	100	104
	District of Columbia GO	5.000%	10/15/27	50	53
	District of Columbia GO	5.000%	6/1/29	370	400
	District of Columbia GO	5.000%	10/15/30	155	168
	District of Columbia Income Tax Revenue	5.000%	10/1/24	185	186
	District of Columbia Income Tax Revenue	5.000%	10/1/25	180	184
	District of Columbia Income Tax Revenue	5.000%	12/1/25	65	66
	District of Columbia Income Tax Revenue	5.000%	10/1/26	285	296
	District of Columbia Income Tax Revenue	5.000%	12/1/26	95	99
	District of Columbia Income Tax Revenue	5.000%	10/1/27	190	200
	District of Columbia Income Tax Revenue	5.000%	12/1/27	90	95
	District of Columbia Income Tax Revenue	5.000%	10/1/28	65	70
	District of Columbia Income Tax Revenue	5.000%	3/1/29	55	59
	District of Columbia Income Tax Revenue	5.000%	10/1/29	5	5
	District of Columbia Income Tax Revenue	5.000%	12/1/29	140	152
	District of Columbia Income Tax Revenue	5.000%	3/1/30	255	277
	District of Columbia Income Tax Revenue	5.000%	3/1/31	225	244
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/30	65	51
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	534
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	10	10
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	160	167
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,000	1,045
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	130	142
					5,349
Florida (2.5%)
	Broward County FL School District COP	5.000%	7/1/24	50	50
	Broward County FL School District COP	5.000%	7/1/26	90	91
	Broward County FL School District COP	5.000%	7/1/27	360	377
	Broward County FL School District COP	5.000%	7/1/28	1,090	1,157
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	115	120
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	160	164
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	585	588
[1]	Duval County Public Schools COP	5.000%	7/1/25	100	102
[1]	Duval County Public Schools COP	5.000%	7/1/27	170	178
[1]	Duval County Public Schools COP	5.000%	7/1/28	280	297
[1]	Duval County Public Schools COP	5.000%	7/1/29	265	285
[1]	Duval County Public Schools COP	5.000%	7/1/30	1,000	1,088
	Florida Department of Management Services COP	5.000%	11/1/26	140	145
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	50	50
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	120	126
	Florida GO	5.000%	6/1/27	105	110
	Florida GO	5.000%	6/1/29	190	205
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	200	200
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	100	101
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	110	113
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	150	154
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	103
	Florida Lottery Revenue	5.000%	7/1/25	50	51
	Florida Lottery Revenue	5.000%	7/1/25	150	152
	Florida Lottery Revenue	5.000%	7/1/27	415	434
	Florida Lottery Revenue	5.000%	7/1/28	70	74
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	130	130
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	170	175
9

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	60	62
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	205	210
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	35	36
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	25	25
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	125	130
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	30	31
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	20	21
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	240	240
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	125	125
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	120	120
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	110	112
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	520	528
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	105	110
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	180	188
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	20	21
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	500	548
	Miami-Dade County School Board COP	5.000%	2/1/26	65	67
	Miami-Dade County School Board COP	5.000%	5/1/27	65	66
	Miami-Dade County School Board COP	5.000%	5/1/28	135	136
	Miami-Dade County School Board COP	4.000%	8/1/28	145	145
	Miami-Dade County School Board COP	5.000%	2/1/29	155	158
	Miami-Dade County School Board COP	5.000%	2/1/31	60	61
	Orange County School Board COP, Prere.	5.000%	8/1/25	105	107
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	102
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	156
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	60	60
	Palm Beach County School District COP	5.000%	8/1/27	140	147
	Palm Beach County School District COP	5.000%	8/1/27	10	10
	School Board of Miami-Dade County COP	4.000%	8/1/29	155	155
[5]	Tampa Bay Water Revenue	6.000%	10/1/29	215	244
					10,992
Georgia (1.7%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	150	152
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	100	110
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	25	25
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	45	46
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	35	36
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	245	248
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	10	10
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	95	96
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	4.000%	2/15/25	55	55
	Georgia GO	5.000%	7/1/25	100	102
	Georgia GO	5.000%	7/1/25	50	51
	Georgia GO	5.000%	7/1/25	100	102
	Georgia GO	5.000%	8/1/25	165	168
	Georgia GO	4.000%	1/1/26	100	101
	Georgia GO	5.000%	1/1/26	85	87
	Georgia GO	4.000%	2/1/26	165	165
	Georgia GO	5.000%	2/1/26	105	108
	Georgia GO	5.000%	2/1/26	60	62
	Georgia GO	5.000%	7/1/26	130	134
	Georgia GO	4.000%	1/1/27	100	102
	Georgia GO	5.000%	2/1/27	200	209
	Georgia GO	5.000%	7/1/27	75	79
	Georgia GO	5.000%	7/1/27	15	16
	Georgia GO	5.000%	7/1/27	20	21
	Georgia GO	5.000%	7/1/27	100	105
	Georgia GO	5.000%	8/1/27	145	152
	Georgia GO	4.000%	1/1/28	100	103
	Georgia GO	5.000%	2/1/28	285	297
	Georgia GO	5.000%	7/1/28	430	459
	Georgia GO	5.000%	7/1/28	110	116
	Georgia GO	5.000%	8/1/28	140	150
	Georgia GO	3.000%	2/1/29	140	135
	Georgia GO	5.000%	2/1/29	250	261
	Georgia GO	5.000%	7/1/29	10	10
	Georgia GO	5.000%	7/1/29	10	11
	Georgia GO	5.000%	8/1/29	50	54
10

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/30	100	104
	Georgia GO	5.000%	7/1/30	270	293
	Georgia GO	5.000%	7/1/30	235	259
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	15	15
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	75	76
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	250	258
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	270	283
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	105	112
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	120	130
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	65	71
	Gwinnett County School District GO	5.000%	8/1/27	285	299
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/24	185	185
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	75
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	140	151
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	300	324
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	90	98
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	410	415
					7,286
Hawaii (0.8%)
	Hawaii GO	5.000%	8/1/24	50	50
	Hawaii GO	5.000%	10/1/24	165	166
	Hawaii GO	5.000%	10/1/25	135	138
	Hawaii GO	5.000%	1/1/26	75	77
	Hawaii GO	4.000%	4/1/26	10	10
	Hawaii GO	5.000%	5/1/26	140	144
	Hawaii GO	5.000%	10/1/26	170	173
	Hawaii GO	5.000%	10/1/26	290	300
	Hawaii GO	5.000%	5/1/27	135	141
	Hawaii GO	5.000%	8/1/27	350	351
	Hawaii GO	5.000%	10/1/27	120	124
	Hawaii GO	5.000%	10/1/27	50	52
	Hawaii GO	5.000%	5/1/28	50	52
	Hawaii GO	5.000%	1/1/29	210	222
	Hawaii GO	5.000%	10/1/29	95	98
	Hawaii GO	5.000%	1/1/30	235	247
	Hawaii GO	5.000%	10/1/30	20	21
	Hawaii GO	5.000%	1/1/31	100	105
	Hawaii GO, Prere.	5.000%	10/1/25	30	31
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	115	118
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	115	119
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	75	78
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	120	127
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	25	27
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	109
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	230	251
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/27	285	297
					3,628
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	230	247
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	60	62
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	15	15
					324
Illinois (6.9%)
	Chicago IL GO	5.000%	1/1/25	500	503
	Chicago IL GO	5.000%	1/1/26	150	152
	Chicago IL GO	5.000%	1/1/27	250	257
	Chicago IL GO	5.000%	1/1/28	155	162
	Chicago IL GO	0.000%	1/1/29	100	81
	Chicago IL GO	5.000%	1/1/29	150	158
	Chicago IL GO	5.000%	1/1/30	50	53
[5]	Chicago IL GO, ETM	0.000%	1/1/28	135	118
	Chicago IL GO, Prere.	5.250%	1/1/25	210	211
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	120	121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	80	81
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	230	231
11

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	65	68
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	375	377
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	105	107
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	65	69
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,010	1,015
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,125	1,131
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	300	312
	Cook County IL GO	5.000%	11/15/24	50	50
	Cook County IL GO	4.000%	11/15/25	60	60
	Cook County IL GO	5.000%	11/15/25	265	270
	Cook County IL GO	4.000%	11/15/26	85	86
[1]	Cook County IL GO	5.000%	11/15/26	45	47
	Cook County IL GO	4.000%	11/15/27	510	519
	Cook County IL GO	5.000%	11/15/28	45	48
	Cook County IL GO	5.000%	11/15/29	140	151
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	50	50
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	500	551
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	55	57
	Illinois GO	5.000%	7/1/24	135	135
	Illinois GO	5.000%	12/1/24	250	251
	Illinois GO	5.000%	2/1/25	430	433
	Illinois GO	5.000%	3/1/25	70	71
	Illinois GO	5.000%	3/1/25	740	746
	Illinois GO	5.000%	3/1/25	500	504
	Illinois GO	5.000%	7/1/25	220	223
	Illinois GO	5.000%	11/1/25	80	81
	Illinois GO	5.000%	12/1/25	135	137
	Illinois GO	5.000%	2/1/26	150	150
	Illinois GO	5.000%	2/1/26	110	112
	Illinois GO	5.000%	3/1/26	150	153
	Illinois GO	5.000%	3/1/26	150	153
	Illinois GO	5.000%	5/1/26	500	511
	Illinois GO	5.000%	7/1/26	240	246
	Illinois GO	5.000%	11/1/26	625	642
	Illinois GO	5.000%	2/1/27	265	273
	Illinois GO	5.000%	3/1/27	145	150
	Illinois GO	5.000%	3/1/27	200	206
	Illinois GO	5.000%	5/1/27	300	300
	Illinois GO	5.000%	6/1/27	155	158
	Illinois GO	5.000%	7/1/27	125	129
	Illinois GO	5.000%	10/1/27	20	21
	Illinois GO	5.000%	11/1/27	905	940
	Illinois GO	5.000%	2/1/28	1,050	1,080
	Illinois GO	5.000%	3/1/28	350	365
	Illinois GO	5.000%	3/1/28	125	130
	Illinois GO	5.000%	3/1/28	50	52
	Illinois GO	5.000%	5/1/28	100	104
	Illinois GO	5.000%	7/1/28	355	371
	Illinois GO	5.000%	10/1/28	190	199
	Illinois GO	5.000%	11/1/28	335	347
	Illinois GO	5.000%	12/1/28	25	26
	Illinois GO	5.000%	3/1/29	250	263
	Illinois GO	5.000%	5/1/29	100	106
	Illinois GO	5.000%	7/1/29	500	529
	Illinois GO	5.000%	10/1/29	100	105
	Illinois GO	5.000%	11/1/29	670	694
[1]	Illinois GO	4.000%	2/1/30	365	367
	Illinois GO	5.250%	2/1/30	100	100
	Illinois GO	5.000%	3/1/30	355	378
	Illinois GO	5.000%	5/1/30	100	107
	Illinois GO	5.500%	5/1/30	1,000	1,055
	Illinois GO	5.000%	7/1/30	310	332
[1]	Illinois GO	4.000%	2/1/31	90	90
	Illinois GO	5.000%	5/1/31	500	539
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	240	241
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	115	116
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	235	237
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	40	40
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	375	378
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	100	101
12

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	155	156
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	160	164
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	10	10
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	345	358
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	325	343
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	115	123
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	345	368
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	15	16
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	130	140
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	135
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	275	298
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	150	152
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	345	306
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	210	178
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	500	392
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	60	60
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	125	127
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	245	254
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	20	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	60	62
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	40	41
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	900	905
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	215	235
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	10	10
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	1,120	1,205
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	250	272
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	150	151
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	160	166
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	270	283
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	335	356
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	195	210
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
	Will County IL GO, Prere.	5.000%	11/15/25	60	61
					30,276
Indiana (0.4%)
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	285	291
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	25	26
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	105	109
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	100	103
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	85	90
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	245	265
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	100	101
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	315	325
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	60	63
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	50	53
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	211
					1,637
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	60	63
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	173
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	150	157
					393
Kansas (0.4%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	65	65
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	105	105
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	250	251
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	135	137
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	105	107
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	300	305
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	290	295
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	25	26
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	250	254
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	270	283
					1,828
Kentucky (0.4%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	100	100
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	60	60
13

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	75	76
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	325	335
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	260	268
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	205	211
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/27	500	523
Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	170	173
				1,746
Louisiana (0.6%)
East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	435	439
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	106
Louisiana GO	5.000%	8/1/25	375	376
Louisiana GO	5.000%	8/1/26	25	26
Louisiana GO	5.000%	8/1/27	90	93
Louisiana GO	5.000%	8/1/28	215	222
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	103
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	160	165
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	5/15/26	110	113
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	150	150
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	720	724
				2,517
Maryland (3.1%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	100	100
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	45	46
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	80	82
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	520	521
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	130
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	145
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	160	168
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	80	83
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	140	147
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	60	62
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	255	245
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	65	68
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	175	181
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	112
Maryland GO	5.000%	6/1/24	1,025	1,025
Maryland GO	5.000%	8/1/24	500	501
Maryland GO	5.000%	8/1/24	50	50
Maryland GO	5.000%	8/1/24	175	175
Maryland GO	5.000%	8/1/24	125	125
Maryland GO	5.000%	8/1/25	220	224
Maryland GO	5.000%	8/1/25	300	305
Maryland GO	5.000%	8/1/25	145	148
Maryland GO	5.000%	3/15/26	35	36
Maryland GO	5.000%	3/15/26	245	252
Maryland GO	5.000%	3/15/26	125	129
Maryland GO	5.000%	6/1/26	85	85
Maryland GO	3.000%	8/1/26	120	118
Maryland GO	5.000%	8/1/26	190	196
Maryland GO	5.000%	8/1/26	55	57
Maryland GO	5.000%	8/1/26	100	103
Maryland GO	5.000%	3/1/27	45	47
Maryland GO	5.000%	3/15/27	280	292
Maryland GO	5.000%	3/15/27	160	167
Maryland GO	5.000%	3/15/27	80	84
Maryland GO	4.000%	6/1/27	50	50
Maryland GO	5.000%	8/1/27	155	163
Maryland GO	5.000%	8/1/27	65	68
Maryland GO	5.000%	8/1/27	30	32
Maryland GO	5.000%	8/1/27	100	105
Maryland GO	5.000%	3/15/28	125	133
Maryland GO	4.000%	6/1/28	80	79
Maryland GO	5.000%	6/1/28	150	160
Maryland GO	5.000%	8/1/28	605	646
Maryland GO	5.000%	8/1/28	225	240
Maryland GO	5.000%	3/15/29	285	307
Maryland GO	4.000%	6/1/29	200	197
14

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	4.000%	8/1/29	120	124
	Maryland GO	5.000%	8/1/29	200	217
	Maryland GO	5.000%	8/1/29	185	198
	Maryland GO	5.000%	8/1/29	500	524
	Maryland GO	5.000%	8/1/29	90	98
	Maryland GO	5.000%	3/15/30	160	169
	Maryland GO	4.000%	8/1/30	110	111
	Maryland GO	5.000%	8/1/30	140	152
	Maryland GO	5.000%	8/1/30	420	462
	Maryland GO	5.000%	8/1/30	155	171
	Maryland GO	5.000%	8/1/30	235	250
	Maryland GO	5.000%	3/15/31	190	205
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	115	118
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	135	143
	Montgomery County MD GO	5.000%	11/1/24	130	131
	Montgomery County MD GO	5.000%	10/1/25	135	138
	Montgomery County MD GO	5.000%	10/1/26	360	373
	Montgomery County MD GO, Prere.	5.000%	11/1/24	75	75
	Montgomery County MD GO, Prere.	5.000%	11/1/24	225	226
	Montgomery County MD GO, Prere.	5.000%	11/1/24	335	337
	Montgomery County MD GO, Prere.	5.000%	11/1/24	565	568
	Prince George's County MD GO	5.000%	7/15/26	80	83
	Prince George's County MD GO	5.000%	9/15/26	45	47
	Prince George's County MD GO	5.000%	7/15/27	160	168
	Prince George's County MD GO	5.000%	7/15/28	60	64
	Prince George's County MD GO	5.000%	7/15/31	85	90
					13,631
Massachusetts (3.1%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	95	96
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	305	305
	Commonwealth of Massachusetts GO	5.000%	7/1/24	255	255
	Commonwealth of Massachusetts GO	5.000%	7/1/24	145	145
	Commonwealth of Massachusetts GO	5.000%	8/1/24	105	105
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	65	65
	Commonwealth of Massachusetts GO	5.000%	10/1/24	150	151
	Commonwealth of Massachusetts GO	5.000%	11/1/24	220	221
[2]	Commonwealth of Massachusetts GO	5.500%	12/1/24	50	51
	Commonwealth of Massachusetts GO	5.000%	1/1/25	125	126
	Commonwealth of Massachusetts GO	5.000%	5/1/25	100	101
	Commonwealth of Massachusetts GO	5.000%	7/1/25	80	81
	Commonwealth of Massachusetts GO	5.000%	7/1/25	405	412
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	305	312
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	148
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	205
	Commonwealth of Massachusetts GO	5.000%	3/1/26	50	51
	Commonwealth of Massachusetts GO	5.000%	4/1/26	5	5
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/26	130	134
	Commonwealth of Massachusetts GO	5.000%	7/1/26	255	263
	Commonwealth of Massachusetts GO	5.000%	11/1/26	110	114
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	229
	Commonwealth of Massachusetts GO	5.000%	1/1/27	70	73
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/27	210	221
	Commonwealth of Massachusetts GO	5.000%	7/1/27	145	152
	Commonwealth of Massachusetts GO	5.000%	9/1/27	65	69
	Commonwealth of Massachusetts GO	5.000%	10/1/27	70	74
	Commonwealth of Massachusetts GO	5.000%	11/1/27	150	158
	Commonwealth of Massachusetts GO	5.000%	1/1/28	600	635
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	106
	Commonwealth of Massachusetts GO	3.000%	7/1/28	50	48
	Commonwealth of Massachusetts GO	3.250%	7/1/28	100	97
	Commonwealth of Massachusetts GO	5.000%	7/1/28	145	155
	Commonwealth of Massachusetts GO	5.000%	7/1/28	300	320
	Commonwealth of Massachusetts GO	5.250%	8/1/28	215	232
	Commonwealth of Massachusetts GO	5.000%	11/1/28	20	22
	Commonwealth of Massachusetts GO	5.000%	1/1/29	20	21
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	108
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10	10
15

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/29	270	292
	Commonwealth of Massachusetts GO	5.000%	7/1/29	25	27
	Commonwealth of Massachusetts GO	5.000%	9/1/29	5	6
	Commonwealth of Massachusetts GO	5.000%	11/1/29	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	115	121
	Commonwealth of Massachusetts GO	5.000%	1/1/30	25	27
	Commonwealth of Massachusetts GO	5.000%	7/1/30	30	30
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	480	536
	Commonwealth of Massachusetts GO	5.000%	9/1/30	130	143
	Commonwealth of Massachusetts GO	5.000%	9/1/30	75	81
	Commonwealth of Massachusetts GO	5.000%	11/1/30	155	171
	Commonwealth of Massachusetts GO	5.000%	11/1/30	200	221
	Commonwealth of Massachusetts GO	5.000%	3/1/31	165	183
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	58
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	101
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	225	236
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	65	72
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	215	218
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	254
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	135	140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	95	100
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	10	8
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	80	87
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	5	6
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	105	117
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	275	279
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	55	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	159
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	110	111
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	125
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	115	117
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	25	26
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	230	236
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	15	16
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	80	84
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	50	54
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	1,500	1,504
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	112
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	259
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	275	286
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	20	21
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	25	27
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	165	170
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5	5
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	400	413
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	75	78
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	40	40
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	25	25
					13,739
Michigan (1.0%)
[1,8]	Detroit City School District GO	6.000%	5/1/29	280	297
[1,8]	Detroit City School District GO	5.250%	5/1/30	200	219
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	41
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	280	283
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	375	384
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	420	438
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	70	72
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	195	202
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	150	155
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	500	500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	135	139
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	100	103
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	110	111
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	107
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	100	101
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	140	142
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	95	100
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	25	27
16

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	175	190
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	305	336
	University of Michigan College & University Revenue	5.000%	4/1/26	70	72
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	385	396
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	180
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	15	16
					4,611
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/25	55	56
	Metropolitan Council GAN GO	5.000%	12/1/26	240	249
	Metropolitan Council GAN GO	5.000%	12/1/27	100	106
	Metropolitan Council GAN GO	5.000%	12/1/28	150	161
	Metropolitan Council GAN GO	5.000%	12/1/29	170	185
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	100	101
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	100	104
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	40	42
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	590	612
	Minnesota Appropriations Revenue	5.000%	3/1/27	5	5
	Minnesota GO	5.000%	10/1/24	1,000	1,004
	Minnesota GO	5.000%	8/1/25	250	255
	Minnesota GO	5.000%	8/1/25	75	76
	Minnesota GO	5.000%	8/1/26	275	284
	Minnesota GO	5.000%	9/1/26	120	124
	Minnesota GO	5.000%	10/1/26	55	57
	Minnesota GO	5.000%	8/1/27	120	122
	Minnesota GO	5.000%	10/1/27	120	126
	Minnesota GO	5.000%	8/1/28	25	27
	Minnesota GO	5.000%	9/1/29	10	11
	Minnesota GO	5.000%	8/1/30	170	187
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/26	10	10
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	260	275
					4,179
Mississippi (0.2%)
	Mississippi GO	5.000%	10/1/26	5	5
	Mississippi GO	5.000%	10/1/27	410	432
	Mississippi GO	5.000%	10/1/29	55	58
	Mississippi GO, Prere.	5.000%	10/1/27	90	95
	Mississippi GO, Prere.	5.000%	10/1/27	20	21
	Mississippi GO, Prere.	5.000%	10/1/27	25	26
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	60	63
					700
Missouri (0.3%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	95	99
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Projects)	5.000%	5/1/26	200	206
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	40	40
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	250	250
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	170	175
	Springfield MO Public Utility Multiple Utility Revenue	3.375%	8/1/30	110	105
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	100	108
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	205	225
					1,208
Nebraska (0.1%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	355	374
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	195	209
					583
Nevada (1.2%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	590	590
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	50	50
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	45	46
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	115	119
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,270	1,370
	Clark County NV GO	5.000%	11/1/26	215	223
	Clark County NV GO	5.000%	11/1/27	20	21
	Clark County NV GO	5.000%	11/1/28	100	104
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	140	144
	Clark County School District GO	5.000%	6/15/24	175	175
	Clark County School District GO	5.000%	6/15/24	50	50
	Clark County School District GO	5.000%	6/15/25	95	96
17

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/25	355	360
	Clark County School District GO	5.000%	6/15/26	245	250
	Clark County School District GO	5.000%	6/15/26	230	237
	Clark County School District GO	5.000%	6/15/27	265	270
	Las Vegas Valley Water District GO	5.000%	12/1/25	95	96
	Nevada GO	5.000%	5/1/25	215	218
	Nevada GO	5.000%	4/1/26	40	40
	Nevada GO	5.000%	4/1/27	15	15
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	200	201
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	80	82
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	200	206
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	240	247
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	235	242
					5,452
New Jersey (7.1%)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	350	367
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	150	131
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	60	60
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	500	502
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	500	500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	177
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	240	240
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	750	750
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	50	50
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	750	759
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	75	77
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	345	366
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	147
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	516
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	100	100
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	50	50
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	10	10
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	100	102
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	20	20
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,050	1,069
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	143
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	690	702
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	140	144
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	50	52
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	50	52
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	325	328
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	153
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,100	1,130
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	690	725
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	255	263
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	160	162
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	630	644
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	25	26
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	275	287
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	15	16
	New Jersey GO	5.000%	6/1/24	950	950
	New Jersey GO	5.000%	6/1/25	1,310	1,329
	New Jersey GO	5.000%	6/1/26	545	561
	New Jersey GO	5.000%	6/1/27	145	151
	New Jersey GO	5.000%	6/1/28	640	678
	New Jersey GO	5.000%	6/1/29	220	237
	New Jersey GO	4.000%	6/1/30	1,015	1,047
	New Jersey GO, Prere.	5.000%	6/1/25	100	102
	New Jersey GO, Prere.	5.000%	6/1/25	150	152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	450	450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	250	250
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	190	186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	250	253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	615	580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	230	235
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	225	204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	305	277
18

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	150	155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,230	1,260
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	200	208
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	270	235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	100	87
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	205	215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	365	373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	455	480
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	105
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	205	172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	200	167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	445	373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	25	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	110	118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	130	139
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	285	230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	900	724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,250	1,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	945	1,021
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	145	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	330	356
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	85	66
[5]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	163
[2]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	310	313
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	10	10
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	290	290
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	25	26
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	110	115
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,090	1,112
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	110	116
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	215
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	226
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	60	63
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	200	214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	200	217
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	135	135
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	95	96
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	314
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	330	346
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	100	110
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	500	500
					31,422
New Mexico (0.6%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	230	230
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	160	165
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	30	31
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	180	189
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	240	254
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	1,110	1,145
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	115	120
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	70	74
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	25	27
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	205	221
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	160	175
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	170	186
					2,817
New York (17.8%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	100	100
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	102
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	104
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	108
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	223
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	150	152
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	5	5
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	155	161
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/25	60	58
19

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	20	21
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	20	21
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	142
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	50	50
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	318
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	220	229
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	565	588
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	110	107
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	520	406
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	85	85
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	315	317
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	110	112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	140	143
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	350	353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	85	88
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	434
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	405	418
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	170	148
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	75	79
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	220	231
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	555	588
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	415	335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	670	702
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,095	1,183
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	500	545
	Nassau County NY GO	5.000%	10/1/27	5	5
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	40	42
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	55	58
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	125	125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	381
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	410	412
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	180	183
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	375	382
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	115	117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	300	306
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	120	122
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	470	470
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	275	284
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	128
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	584
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	90	91
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	315	342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	10	10
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	210	220
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	65	66
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	247
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	105	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	100	106
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	35	38
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	80	81
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	115	120
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	70	71
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	165	168
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	20	20
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	105	105
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	55	56
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	70	72
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	115	121
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	100	105
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	110	115
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	320
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	120	125
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	304
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	100	109
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	125	137
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	200	211
20

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	75	76
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	180	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	550	553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	505	508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,000	1,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	1,005	1,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	370	384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	80	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	105	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	235	247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	1,140	1,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	145	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	150	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	195	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	65	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	350	380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	335	363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	255	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	230	231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	85	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	250	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	160	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	125	137
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	95	97
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	100	105
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	200	214
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	500	538
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	100	109
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	10	10
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	5	5
New York NY GO	5.000%	8/1/24	145	145
New York NY GO	5.000%	8/1/24	295	296
New York NY GO	5.000%	8/1/24	665	666
New York NY GO	5.000%	8/1/24	250	251
New York NY GO	5.000%	8/1/25	90	90
New York NY GO	5.000%	8/1/25	165	168
New York NY GO	5.000%	8/1/25	200	202
New York NY GO	5.000%	8/1/25	370	376
New York NY GO	5.000%	8/1/25	40	41
New York NY GO	5.000%	8/1/25	560	569
New York NY GO	5.000%	8/1/25	315	320
New York NY GO	5.000%	8/1/25	60	61
New York NY GO	5.000%	8/1/25	105	107
New York NY GO	5.000%	8/1/25	625	636
New York NY GO	5.000%	8/1/25	100	102
New York NY GO	5.000%	8/1/25	200	203
New York NY GO	5.000%	8/1/26	15	15
21

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/26	10	10
	New York NY GO	5.000%	8/1/26	110	114
	New York NY GO	5.000%	8/1/26	175	181
	New York NY GO	5.000%	8/1/26	100	103
	New York NY GO	5.000%	8/1/26	40	41
	New York NY GO	5.000%	8/1/26	200	207
	New York NY GO	5.000%	8/1/26	85	88
	New York NY GO	5.000%	8/1/26	230	238
	New York NY GO	5.000%	8/1/26	100	103
	New York NY GO	5.000%	8/1/26	100	103
	New York NY GO	5.000%	8/1/26	45	46
	New York NY GO	5.000%	3/1/27	85	85
	New York NY GO	5.000%	3/1/27	45	47
	New York NY GO	5.000%	8/1/27	20	20
	New York NY GO	5.000%	8/1/27	155	159
	New York NY GO	5.000%	8/1/27	300	315
	New York NY GO	5.000%	8/1/27	25	26
	New York NY GO	5.000%	8/1/27	160	168
	New York NY GO	5.000%	8/1/27	295	309
	New York NY GO	5.000%	8/1/28	150	152
	New York NY GO	5.000%	8/1/28	65	67
	New York NY GO	5.000%	8/1/28	395	408
	New York NY GO	5.000%	8/1/28	285	297
	New York NY GO	5.000%	8/1/28	215	227
	New York NY GO	5.000%	8/1/28	180	192
	New York NY GO	5.000%	8/1/28	120	128
	New York NY GO	5.000%	8/1/28	315	335
	New York NY GO	5.000%	8/1/28	1,000	1,064
	New York NY GO	5.000%	8/1/29	165	169
	New York NY GO	5.000%	8/1/29	135	140
	New York NY GO	5.000%	8/1/29	200	215
	New York NY GO	5.000%	8/1/29	135	145
	New York NY GO	5.000%	8/1/29	160	172
	New York NY GO	5.000%	8/1/29	485	522
	New York NY GO	5.000%	8/1/29	145	156
	New York NY GO	5.000%	10/1/29	60	65
	New York NY GO	5.000%	4/1/30	100	108
	New York NY GO	5.000%	8/1/30	5	5
	New York NY GO	5.000%	8/1/30	115	118
	New York NY GO	5.000%	8/1/30	150	163
	New York NY GO	5.000%	8/1/30	285	310
	New York NY GO	5.000%	8/1/30	315	342
	New York NY GO	5.000%	8/1/30	100	109
	New York NY GO	5.000%	8/1/30	10	11
	New York NY GO	5.000%	8/1/30	190	207
	New York NY GO	5.000%	10/1/30	20	22
	New York NY GO	5.250%	10/1/30	35	37
	New York NY GO	5.000%	8/1/31	95	100
	New York NY GO	5.000%	8/1/31	440	479
	New York NY GO	5.000%	8/1/31	140	141
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	100	106
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	185	196
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	615	651
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	175	182
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,045	1,045
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	170	171
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	500	536
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	375
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	460	478
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	175	176
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	255	277
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	100	108
22

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	305	325
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	50	54
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	215	229
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	65	67
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	130	134
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	300	325
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	165	166
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	240	255
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	55	59
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	365	399
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	545	599
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	550	550
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	100	103
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	285	288
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	330	332
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	160	162
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	253
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	300	304
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	75	77
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	120	123
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	80	82
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	90	92
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	165	172
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	285	298
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM.	5.000%	3/15/28	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	100	101
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	500	506
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	250	253
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	500	505
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	30	31
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	311
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	130	135
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	140	148
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	160	161
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	145	148
[1,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	265	270
[1,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	200	213
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	200	209
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	25	26
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	208
[1,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	218
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	100	100
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	100	100
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	160	165
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	100	106
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	195	201
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	200	216
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	180	185
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	100	109
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	80	88
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	45	47
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	100	102
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	55	57
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	250	265
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	165	177
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	190	206
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	270	270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	95	96
23

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	125	129
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	235	235
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	50	53
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	40	42
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	270	270
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	380
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	375	388
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	235	247
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	25	26
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	150	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	345	366
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	155	157
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	185	191
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	220	226
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	105	110
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	75	79
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	435	440
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	45	46
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	200	208
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	100	101
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	100	102
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	200	208
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	25	25
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	115	116
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	90	96
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	130	131
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	5	5
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	200	221
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	165	180
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	140	155
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	108
New York State Thruway Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/25	110	111
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	200	206
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	150	153
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	105	108
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	225	231
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	500	514
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	110	115
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/27	205	216
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	35	36
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	375	404
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5	5
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	50	54
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	20	20
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	270	294
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	205	212
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	180	196
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	185	203
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	55	61
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	215	238
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	225	228
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	530	536
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	35	36
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	9/15/27	210	221
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	70	71
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	525	539
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	25	26
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	275	300
Newark Board of Education GO	5.000%	10/1/30	130	142
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	100	102
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	65	66
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	150	153
24

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	85	88
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	90	92
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	100	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	150	159
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	111
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	30	30
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	570	573
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	250	251
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	290	291
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	35	37
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	175	176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	300	302
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	135	138
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	100	104
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	250	260
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	315	332
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	75	80
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	205	220
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	200	214
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	300	240
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	225	234
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	105	114
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	5	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	172
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	55	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	535	562
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	80	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	440	470
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	189
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	215	234
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	400	441
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	240	263
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	51
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	110	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	375	378
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	435	442
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	280	284
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	85	87
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	190	196
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	100	105
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	485	507
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	650	685
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	105
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	150	161
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	110	119
				78,322
North Carolina (1.3%)
North Carolina (Appropriations) Revenue (Build NC Programs)	5.000%	5/1/27	40	42
North Carolina Appropriations Revenue	5.000%	5/1/25	240	243
North Carolina Appropriations Revenue	5.000%	6/1/25	95	97
North Carolina Appropriations Revenue	5.000%	5/1/26	170	175
North Carolina Appropriations Revenue	5.000%	5/1/27	495	518
North Carolina Appropriations Revenue	5.000%	5/1/28	195	204
North Carolina Appropriations Revenue	5.000%	5/1/29	350	366
North Carolina Appropriations Revenue	5.000%	5/1/30	195	203
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	175	177
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	30	31
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	115	122
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	115	124
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	120	122
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,005	1,024
North Carolina GO	5.000%	6/1/25	10	10
North Carolina GO	5.000%	6/1/26	225	232
North Carolina GO	5.000%	6/1/27	45	46
25

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina GO	5.000%	6/1/28	180	185
	North Carolina GO	5.000%	6/1/30	130	141
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	115	116
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	375	379
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	10	10
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	225	231
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	180	188
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	177
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	50	54
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	70	75
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	140	141
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	255	260
					5,693
Ohio (1.7%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	100	104
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	100	105
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	100	106
[5]	Cincinnati City School District GO	5.250%	12/1/29	220	240
	Columbus OH GO	5.000%	7/1/25	200	203
	Columbus OH GO	5.000%	4/1/29	85	89
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	50	50
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	245	252
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	15	15
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	295	297
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	265	266
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	49
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	70	70
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	130	130
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	545	548
	Ohio GO	5.000%	9/15/24	110	110
	Ohio GO	5.000%	12/15/24	80	81
	Ohio GO	5.000%	8/1/25	140	143
	Ohio GO	5.000%	8/1/25	125	127
	Ohio GO	5.000%	9/15/25	185	189
	Ohio GO	5.000%	8/1/26	50	52
	Ohio GO	5.000%	9/15/26	150	155
	Ohio GO	5.000%	8/1/27	225	236
	Ohio GO	5.000%	8/1/28	215	229
	Ohio GO	5.000%	9/15/29	260	282
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	75	76
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	65	68
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	132
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	75	77
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	180	185
	Ohio State University College & University Revenue	5.000%	12/1/29	260	284
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	50	53
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	100	105
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	50	55
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	115	115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	50	50
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	120	124
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	175	183
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	115	123
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	620	667
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	505	548
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	100	106
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	51
					7,314
Oklahoma (0.9%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	170	160
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	330	333
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public Schools Project)	5.000%	6/1/24	1,585	1,585
26

Short-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/25	160	162
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	45	46
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	220	228
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	100	103
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	295	292
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/27	50	49
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	270	272
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	320	328
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	5	5
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	100	108
Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	285	289
				3,960
Oregon (0.6%)
Multnomah County OR GO	5.000%	6/15/27	185	194
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/24	140	140
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	180	183
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	230	234
Multnomah County School District No. 1 Portland GO	5.000%	6/15/24	65	65
Multnomah County School District No. 1 Portland GO	5.000%	6/15/26	105	108
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/25	120	122
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	70	71
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10	10
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	150	151
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	285	287
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	90	90
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	106
Oregon State Lottery Revenue	5.000%	4/1/27	10	10
Oregon State Lottery Revenue	5.000%	4/1/28	95	96
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	345	363
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	305	321
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	115	115
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	115	115
Washington County OR GO, Prere.	3.000%	7/1/29	20	20
				2,801
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/28	35	36
Commonwealth of Pennsylvania GO	5.000%	7/1/24	110	110
Commonwealth of Pennsylvania GO	5.000%	8/15/24	315	316
Commonwealth of Pennsylvania GO	5.000%	9/15/24	225	226
Commonwealth of Pennsylvania GO	5.000%	9/15/24	180	181
Commonwealth of Pennsylvania GO	5.000%	10/1/24	100	100
Commonwealth of Pennsylvania GO	5.000%	1/15/25	140	141
Commonwealth of Pennsylvania GO	5.000%	3/1/25	125	126
Commonwealth of Pennsylvania GO	5.000%	3/15/25	175	177
Commonwealth of Pennsylvania GO	5.000%	6/15/25	370	370
Commonwealth of Pennsylvania GO	5.000%	7/15/25	265	269
Commonwealth of Pennsylvania GO	5.000%	8/15/25	125	127
Commonwealth of Pennsylvania GO	5.000%	9/15/25	150	153
Commonwealth of Pennsylvania GO	5.000%	9/15/25	205	209
Commonwealth of Pennsylvania GO	5.000%	10/1/25	315	321
Commonwealth of Pennsylvania GO	5.000%	1/1/26	330	338
Commonwealth of Pennsylvania GO	5.000%	3/1/26	20	21
Commonwealth of Pennsylvania GO	5.000%	3/15/26	50	50
Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	124
Commonwealth of Pennsylvania GO	5.000%	9/1/26	200	207
Commonwealth of Pennsylvania GO	5.000%	9/15/26	530	548
Commonwealth of Pennsylvania GO	5.000%	9/15/26	30	31
Commonwealth of Pennsylvania GO	5.000%	10/1/26	125	129
Commonwealth of Pennsylvania GO	5.000%	1/1/27	165	171
Commonwealth of Pennsylvania GO	5.000%	1/15/27	140	146
Commonwealth of Pennsylvania GO	5.000%	3/15/27	30	30
Commonwealth of Pennsylvania GO	5.000%	7/15/27	310	325
Commonwealth of Pennsylvania GO	5.000%	9/1/27	250	263
Commonwealth of Pennsylvania GO	5.000%	9/15/27	160	165
Commonwealth of Pennsylvania GO	5.000%	1/1/28	155	161
Commonwealth of Pennsylvania GO	5.000%	1/15/28	575	596
Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	132
Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	172
Commonwealth of Pennsylvania GO	3.000%	6/15/28	80	77
27

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	285	303
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	250	267
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	100
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	885	893
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	440	476
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	205	201
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	500	542
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	300	284
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	200	220
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	45	45
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	215	237
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	85	94
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	10	10
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	205
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	395	397
[2]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	1,175	1,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	115	115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	150	150
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	220	221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	30	30
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	210	214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	80	82
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	75	78
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	110	111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	35	36
	Philadelphia PA GO	5.000%	8/1/24	50	50
	Philadelphia PA GO	5.000%	8/1/25	145	147
	Philadelphia PA GO	5.000%	8/1/26	5	5
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	390	390
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	120	120
	Philadelphia School District GO	5.000%	9/1/24	205	206
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	295	304
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	75	63
[7]	School District of Philadelphia GO	5.000%	9/1/27	175	180
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	205	218
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	328
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	440	444
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	300	322
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	145	145
					16,135
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	110	110
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	280	284
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	290	298
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	50	51
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	125	128
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	200	210
					1,081
South Carolina (0.3%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	100	101
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	120	125
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	5	5
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	60	60
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	50	51
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	50	52
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	135	142
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	240	241
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	100	100
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	85	85
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	415	430
					1,392
Tennessee (0.4%)
	Memphis TN GO	5.000%	4/1/26	30	30
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	75	75
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	90	91
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	115	119
28

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	310	319
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	225	229
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	137
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	30	32
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	65	69
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10	11
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	105	106
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	15	16
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	230	235
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	490	500
					1,969
Texas (8.6%)
	Alamo Community College District GO	5.000%	2/15/25	170	172
	Alamo Community College District GO	5.000%	2/15/26	100	103
	Alamo Community College District GO	5.000%	2/15/29	150	161
	Austin Independent School District GO	5.000%	8/1/24	180	180
	Austin Independent School District GO	5.000%	8/1/25	260	264
	Austin TX GO	2.950%	9/1/27	40	39
[5]	Austin TX Multiple Utility Revenue	5.250%	5/15/25	70	71
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/26	250	251
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	115	123
	Bexar County TX GO, Prere.	5.000%	6/15/24	80	80
	Bexar County TX GO, Prere.	5.000%	6/15/26	1,060	1,091
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	70	70
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	140	140
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	95	95
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	525	535
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	195	199
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	140
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	95	98
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	108
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	50	51
[9]	Clear Creek Independent School District GO	5.000%	2/15/30	250	252
[9]	Conroe Independent School District GO	5.000%	2/15/29	180	193
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	20	20
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	300	308
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	275	282
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	100	104
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	150	152
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	1,000	1,000
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	140	151
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	220	239
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	245	266
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	570	574
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	45	46
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	50	51
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	525	536
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	365	372
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	160	166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	100	108
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	50	54
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	100	109
[9]	Dallas Independent School District GO	5.000%	8/15/24	75	75
[9]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	640	641
[9]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	115	115
	Dallas TX GO	5.000%	2/15/25	1,000	1,010
	Dallas TX GO	5.000%	2/15/26	100	103
	Dallas TX GO	5.000%	2/15/27	150	156
	Dallas TX GO	5.000%	2/15/28	100	106
	Dallas TX GO	5.000%	2/15/29	395	423
	Dallas TX GO	5.000%	2/15/30	100	108
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	115	115
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	70	71
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	5	5
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	100	102
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	175	178
29

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,9]	Fort Bend Independent School District GO	5.000%	8/15/25	500	508
[9]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	380	348
[4,9]	Fort Bend Independent School District GO PUT	1.000%	8/1/27	770	776
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	105	106
[9]	Fort Worth Independent School District GO, Prere.	5.000%	2/15/25	10	10
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	250	260
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	135	142
	Harris County TX GO	5.000%	10/1/24	160	161
	Harris County TX GO	5.000%	10/1/25	80	82
	Harris County TX GO	5.000%	10/1/26	130	132
	Harris County TX GO	5.000%	10/1/26	330	341
	Harris County TX GO	5.000%	10/1/27	155	158
	Harris County TX Highway Revenue	5.000%	8/15/24	95	95
	Harris County TX Highway Revenue	5.000%	8/15/25	165	168
	Harris County TX Highway Revenue	5.000%	8/15/30	25	26
	Harris County TX Highway Revenue	5.000%	8/15/31	80	82
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	590	593
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	25	25
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	250	251
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	80	80
[9]	Houston Independent School District GO	5.000%	2/15/25	225	227
[9]	Houston Independent School District GO	5.000%	2/15/26	265	272
[9]	Houston Independent School District GO	5.000%	2/15/26	140	144
[9]	Houston Independent School District GO	5.000%	2/15/27	140	143
[9]	Houston Independent School District GO	5.000%	2/15/28	115	120
[9]	Houston Independent School District GO	5.000%	2/15/28	50	51
[9]	Houston Independent School District GO	5.000%	2/15/30	75	77
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	85	90
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	90	95
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	445
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	475	476
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	15	15
	Houston TX GO	5.000%	3/1/25	115	116
	Houston TX GO	5.000%	3/1/25	150	152
	Houston TX GO	5.000%	3/1/26	310	318
	Houston TX GO	5.000%	3/1/26	100	103
	Houston TX GO	5.000%	3/1/27	275	282
	Houston TX GO	5.000%	3/1/27	5	5
	Houston TX GO	5.000%	3/1/28	100	104
	Houston TX GO	5.000%	3/1/28	90	95
	Houston TX GO	5.000%	3/1/29	105	109
	Houston TX GO	5.000%	3/1/29	35	37
	Houston TX GO	5.000%	3/1/30	30	32
[9]	Hutto Independent School District GO PUT	2.000%	8/1/25	250	245
[9]	Leander Independent School District GO, Prere.	0.000%	8/15/24	250	76
	Lewisville Independent School District GO	5.000%	8/15/25	65	66
	Lewisville Independent School District GO	4.000%	8/15/26	80	80
	Lewisville Independent School District GO	5.000%	8/15/28	155	157
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	100	104
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	100	108
[9]	North East TX Independent School District GO	5.250%	2/1/27	35	37
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	130	130
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	165	165
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	250	258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	165	171
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	110	112
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	125	127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	90	94
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	30	30
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	310	315
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	305	307
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	90	92
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	265	288
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	320	280
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	150	126
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	655	530
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	375	292
30

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	19
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	147
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	235
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	130	136
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	4.000%	7/1/24	130	130
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	20	20
	Plano Independent School District GO	5.000%	2/15/25	440	444
[9]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	100	101
[9]	Round Rock Independent School District GO	5.000%	8/1/30	115	124
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	150	151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	80	81
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	135	138
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	80	82
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	400	423
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	150	154
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	255	262
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	149
	San Antonio TX GO	5.000%	2/1/25	250	252
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	103
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	86
	Texas A&M University College & University Revenue	5.000%	5/15/26	175	180
	Texas A&M University College & University Revenue	5.000%	5/15/26	500	515
	Texas A&M University College & University Revenue	5.000%	5/15/27	60	63
	Texas A&M University College & University Revenue	5.000%	5/15/28	85	89
	Texas GO	5.000%	10/1/24	465	465
	Texas GO	5.000%	10/1/25	65	65
	Texas GO	5.000%	4/1/26	175	175
	Texas GO	5.000%	10/1/26	185	186
	Texas GO	5.000%	10/1/26	180	183
	Texas GO	5.000%	10/1/27	90	90
	Texas GO	5.000%	10/1/27	165	168
	Texas GO	5.000%	10/1/28	75	76
	Texas GO	5.000%	10/1/29	175	178
	Texas GO, Prere.	5.000%	10/1/24	375	376
	Texas GO, Prere.	5.000%	10/1/24	580	582
	Texas GO, Prere.	5.000%	10/1/24	385	387
	Texas State University System College & University Revenue	5.000%	3/15/27	60	62
	Texas State University System College & University Revenue	5.000%	3/15/28	35	36
[4]	Texas State University System College & University Revenue	5.000%	3/15/28	500	527
	Texas Transportation Commission GO	5.000%	4/1/29	1,000	1,076
	Texas Transportation Commission GO	5.000%	4/1/31	50	55
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	500	502
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	550	550
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	575	586
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/25	125	127
	Texas Water Development Board Water Revenue	5.000%	4/15/29	200	208
	Texas Water Development Board Water Revenue	5.000%	10/15/29	70	71
	Texas Water Development Board Water Revenue	5.000%	4/15/30	50	53
	Texas Water Development Board Water Revenue	5.000%	10/15/30	130	132
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	135	141
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	165	171
	University of Texas System Regents College & University Revenue	5.000%	8/15/30	1,120	1,226
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	435	443
					37,903
Utah (0.8%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	243
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	190	208
	Utah GO	5.000%	7/1/25	150	152
	Utah GO	5.000%	7/1/27	200	210
	Utah GO	5.000%	7/1/29	100	108
	Utah GO	5.000%	7/1/30	200	215
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	340	345
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	100	101
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	840	845
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	110	112
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	210	213
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	70	71
31

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	100	102
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	20	20
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	320
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	56
					3,321
Virginia (1.8%)
	Fairfax County VA GO	4.000%	10/1/26	325	328
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	315	324
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	65	69
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	50	51
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	105	108
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	105	106
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	155	151
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	165	166
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	275	282
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	80	82
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	100	102
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	55	57
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	100	104
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	225	234
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	285	301
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	125	132
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	260	279
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	130	135
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	225	233
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	800	808
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	190	196
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	135	136
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	70	72
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	190	193
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	130	134
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	340	356
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	210	221
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	100	105
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/31	60	67
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	25	25
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	210	214
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	40	41
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	250	259
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	100	104
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	60	63
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	135	135
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	100	100
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	60	60
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	100	102
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	85	88
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	100	105
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	815	816
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	15	15
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	97
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	20	20
					7,776
Washington (4.1%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	205	213
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	500	528
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	120	131
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	75	77
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	255	261
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	25	26
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	230	235
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	505	516
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	130	133
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	50	42
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	80	81
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	45	46
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	145	147
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	130	134
32

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	105	110
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	190	197
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	200	222
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	150	152
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	65	67
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	175	183
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	375	376
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	210	217
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	210	220
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	20	20
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	510	543
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue), ETM	5.000%	7/1/24	65	65
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	65	66
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	215	215
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	305	319
	Energy Northwest Nuclear Revenue, ETM	5.000%	7/1/24	155	155
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	120	123
	Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Electric Power & Light Revenue, Prere.	4.000%	7/1/24	20	20
	King County WA GO	4.000%	1/1/26	165	167
	King County WA GO	5.000%	1/1/30	265	289
	King County WA Sewer Revenue	4.000%	7/1/30	300	302
[1]	King County WA Sewer Revenue, Prere.	5.000%	7/1/24	1,715	1,716
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	140	141
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	100	101
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	15	15
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	25	25
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	75	75
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	5	5
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	215	217
	University of Washington College & University Revenue PUT	4.000%	8/1/27	100	101
	Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	135	135
	Washington GO	5.000%	7/1/24	435	435
	Washington GO	5.000%	7/1/24	85	85
	Washington GO	5.000%	7/1/24	230	230
	Washington GO	5.000%	8/1/24	60	60
	Washington GO	5.000%	8/1/24	55	55
	Washington GO	5.000%	7/1/25	320	325
	Washington GO	5.000%	7/1/25	45	46
	Washington GO	5.000%	7/1/25	330	330
	Washington GO	5.000%	7/1/25	200	203
	Washington GO	4.000%	7/1/26	245	244
	Washington GO	4.000%	7/1/26	145	147
	Washington GO	4.000%	7/1/26	65	66
	Washington GO	5.000%	7/1/26	50	51
	Washington GO	5.000%	7/1/26	150	150
	Washington GO	5.000%	7/1/26	175	176
	Washington GO	5.000%	8/1/26	185	191
	Washington GO	5.000%	8/1/26	65	67
	Washington GO	5.000%	8/1/26	500	517
	Washington GO	4.000%	7/1/27	555	565
	Washington GO	5.000%	7/1/27	305	308
	Washington GO	5.000%	8/1/27	215	226
	Washington GO	5.000%	7/1/28	55	55
	Washington GO	5.000%	7/1/28	160	164
	Washington GO	5.000%	7/1/28	325	328
	Washington GO	5.000%	8/1/28	60	63
	Washington GO	5.000%	7/1/29	255	257
	Washington GO	5.000%	7/1/29	95	97
	Washington GO	5.000%	8/1/29	225	232
	Washington GO	5.000%	8/1/29	130	136
	Washington GO	5.000%	8/1/29	1,000	1,083
	Washington GO	5.000%	7/1/30	235	240
	Washington GO	5.000%	7/1/30	305	307
	Washington GO	5.000%	7/1/30	200	219
	Washington GO	5.000%	7/1/30	200	202
	Washington GO	5.000%	8/1/30	15	15
	Washington GO	5.000%	8/1/30	300	314
	Washington GO	5.000%	8/1/31	610	638
33

Short-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/31	240	246
					18,202
Wisconsin (1.3%)
	Dane County WI GO	2.500%	6/1/27	100	94
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,275	1,312
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	25	26
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	265	277
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	310	324
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	104
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	105
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	250	274
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	415	461
	Wisconsin GO	5.000%	11/1/24	345	347
	Wisconsin GO	5.000%	5/1/25	205	206
	Wisconsin GO	5.000%	5/1/25	260	264
	Wisconsin GO	5.000%	11/1/25	150	153
	Wisconsin GO	5.000%	5/1/26	145	146
	Wisconsin GO	5.000%	11/1/26	355	369
	Wisconsin GO	5.000%	11/1/27	175	183
	Wisconsin GO	5.000%	11/1/27	105	110
	Wisconsin GO	5.000%	5/1/28	305	307
	Wisconsin GO	5.000%	11/1/28	115	120
	Wisconsin GO	5.000%	11/1/28	115	120
	Wisconsin GO	5.000%	11/1/29	80	83
	Wisconsin GO	5.000%	5/1/30	180	196
	Wisconsin GO	5.000%	5/1/30	260	283
					5,864
Total Tax-Exempt Municipal Bonds (Cost $443,978)					440,453
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[10]	Vanguard Municipal Cash Management Fund (Cost $451)	3.485%		4,506	450
Total Investments (100.1%) (Cost $444,429)					440,903
Other Assets and Liabilities—Net (-0.1%)					(601)
Net Assets (100%)					440,302
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Short-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $443,978)	440,453
Affiliated Issuers (Cost $451)	450
Total Investments in Securities	440,903
Investment in Vanguard	13
Cash	1
Receivables for Accrued Income	5,901
Total Assets	446,818
Liabilities
Payables for Investment Securities Purchased	6,502
Payables to Vanguard	14
Total Liabilities	6,516
Net Assets	440,302
At May 31, 2024, net assets consisted of:

Paid-in Capital	441,727
Total Distributable Earnings (Loss)	(1,425)
Net Assets	440,302

Net Assets
Applicable to 4,425,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	440,302
Net Asset Value Per Share	$99.50

See accompanying Notes, which are an integral part of the Financial Statements.
35

Short-Term Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest[1]	6,258
Total Income	6,258
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative	117
Marketing and Distribution	8
Custodian Fees	6
Shareholders’ Reports	3
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	142
Expenses Paid Indirectly	(2)
Net Expenses	140
Net Investment Income	6,118
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	1,093
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(6,404)
Net Increase (Decrease) in Net Assets Resulting from Operations	807
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $66,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,010,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Short-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	March 7, 2023[1] to November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,118	3,847
Realized Net Gain (Loss)	1,093	(377)
Change in Unrealized Appreciation (Depreciation)	(6,404)	2,878
Net Increase (Decrease) in Net Assets Resulting from Operations	807	6,348
Distributions
Total Distributions	(5,911)	(2,931)
Capital Share Transactions
Issued	115,701	417,141
Issued in Lieu of Cash Distributions	—	—
Redeemed	(60,834)	(30,019)
Net Increase (Decrease) from Capital Share Transactions	54,867	387,122
Total Increase (Decrease)	49,763	390,539
Net Assets
Beginning of Period	390,539	—
End of Period	440,302	390,539
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Short-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	March 7, 2023[1] to November 30, 2023

Net Asset Value, Beginning of Period	$100.78	$100.00
Investment Operations
Net Investment Income[2]	1.536	2.098
Net Realized and Unrealized Gain (Loss) on Investments	(1.330)	.252
Total from Investment Operations	.206	2.350
Distributions
Dividends from Net Investment Income	(1.486)	(1.570)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.486)	(1.570)
Net Asset Value, End of Period	$99.50	$100.78
Total Return	0.20%	2.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$440	$391
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.05%	2.85%[4]
Portfolio Turnover Rate	9%[5]	9%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Short-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $13,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
39

Short-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	440,453	—	440,453
Temporary Cash Investments	450	—	—	450
Total	450	440,453	—	440,903
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	444,430
Gross Unrealized Appreciation	437
Gross Unrealized Depreciation	(3,964)
Net Unrealized Appreciation (Depreciation)	(3,527)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $105,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the period ended May 31, 2024, the fund purchased $108,268,000 of investment securities and sold $34,494,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $46,697,000 and $53,665,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	March 7, 2023[1]to November 30, 2023
	Shares (000)	Shares (000)
Issued	1,150	4,175
Issued in Lieu of Cash Distributions	—	—
Redeemed	(600)	(300)
Net Increase (Decrease) in Shares Outstanding	550	3,875
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At May 31, 2024, one shareholder was a record or beneficial owner of 42% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no other events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
QV0142 072024
40

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Vanguard U.S. Factor ETFs

The board of trustees of Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inception in 2018, and also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-term and since-inception performance of each fund, along with that of a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard U.S. Multifactor Fund

The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard Short-Term Tax-Exempt Bond ETF

The board of trustees of Vanguard Short-Term Tax-Exempt Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2023, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.